Champion IIB
Registration No. 333-95959                                                              April 26, 2002

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                   Post-Effective Amendment No. 4
                                                                 to
                                                              FORM S-6

                                         FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                              OF SECURITIES OF UNIT INVESTMENT TRUSTS
                                                     REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It is proposed that this filing will become effective (check appropriate box)
         [  ]  immediately upon filing pursuant to paragraph (b)
         [X]  on  May 1, 2002   pursuant to paragraph (b)
                 --------------
         [  ]  60 days after filing pursuant to paragraph (a)(1)
         [  ]  on                  pursuant to paragraph (a)(1) of rule (485)
                  ----------------
         [  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E.       Title and amount of securities being registered:
         Flexible Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with
         Rule 24f-2 under the Investment Company Act of 1940.

F.       Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate date of proposed public offering
         As soon as practicable after the effective date of this Registration Statement.

[  ]  Check box if it is proposed that this filing will become effective on ______________ at ____________ pursuant to Rule 487.

                                          RECONCILIATION AND TIE BETWEEN
                                            FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS

1.       Face page

2.       Face page

3.       Not applicable

4.       Distribution of this Offering

5.       The Separate Account

6.       The Separate Account

7.       Not Applicable

8.       Not Applicable

9.       Legal Proceedings

10.      Face page; Variable Investment Options; The Separate Account; Voting; Modification of the Separate
                           Account; Additional Tax Considerations; Loans; Partial Withdrawals; Surrenders;
                           Transfers and Allocation Services; Safekeeping of the Assets

11.      Face page; Variable Investment Options

12.      Face page; Variable Investment Options

13.      Costs; Variable Investment Options; Taxes; Additional Tax Considerations

14.      Buying a Policy - How do I buy a Policy?

15.      Account Value and Cash Value; Buying a Policy - How and When is my Premium Invested?

16.      Buying a Policy - How and When is my Initial Premium Invested?  Variable Investment Options

17.      Partial Withdrawals; Surrenders; Reinstatement; Account Value and Cash Value; Buying a Policy; Pricing
                           Transactions

18.      Account Value and Cash Value; Variable Investment Options; The Separate Account; Safekeeping of the
                           Assets

19.      Reports

20.      Voting; Safekeeping of the Assets

21.      Loans

22.      Not applicable

23.      Safekeeping of the Assets

24.      Not applicable

25.      Regulation; The Insurance Company

26.      Not applicable

27.      The Insurance Company

28.      Executive Officers and Directors

29.      The Insurance Company

30.      Not applicable

31.      Not applicable

32.      Not applicable

33.      Not applicable

34.      Not applicable

35.      The Insurance Company; Regulation

36.      Not applicable

37.      Not applicable

38.      Distribution of this Offering

39.      Distribution of this Offering

40.      Not applicable

41.      The Insurance Company; Distribution of this Offering

42.      Not applicable

43.      Not applicable

44.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

45.      Not applicable

46.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

47.      Variable Investment Options; The Separate Account

48.      Face Page; The Insurance Company

49.      Not applicable

50.      The Separate Account; Safekeeping of the Assets

51.      Face Page; The Insurance Company; Benefits at the Insured's Death; Designations

52.      Modification of the Separate Account

53.      Additional Tax Considerations

54.      Not applicable

55.      Not applicable

56.      Not applicable

57.      Not applicable

58.      Not applicable

59.      Audited Consolidated Financial Statements of American Skandia Life Assurance Corporate; Financial
                           Statements for American Skandia Life Assurance Corporation Separate Account F

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                    One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes a flexible  premium  variable life insurance  policy being offered by American  Skandia
Life  Assurance  Corporation  ("we," "our," "us,"  "American  Skandia," or "the  Company"),  One  Corporate  Drive,
Shelton,  Connecticut,  06484.  The policy  may be offered as  individual  coverage  or as an  interest  in a group policy.  This  Prospectus  provides a detailed  discussion of matters you should  consider  before buying a policy.
This policy or certain of its  investment  options may not be available in all  jurisdictions.  Various  rights and benefits may differ between  jurisdictions to meet applicable law and/or regulations.  In particular,  please refer to Appendix G for a description of certain provisions that apply to Policies sold to New Jersey residents.

What is American Skandia  offering?  We are offering a type of cash value life insurance  called "flexible  premium variable life insurance."  Each of these terms can be explained as follows:

|X|   The coverage is "life  insurance"  because a death benefit becomes payable to a beneficiary upon the death of the insured  person (if there is a second  insured,  the death  benefit is payable  upon the death of the last surviving  insured).  It is "cash  value" life  insurance  because,  in addition to a death  benefit,  it also provides  living  benefits for the owner,  such as the right to take  withdrawals  and the right to take loans using the value of the policy as collateral.

|X|   The  coverage is called  "flexible  premium"  because it offers  considerable  flexibility  in the timing and amount of premium  payments  after the  initial  premium.  No  additional  premium  must be paid  unless it is required to pay the ongoing monthly charges.  However,  there is a minimum amount we accept,  both for initial and  subsequent  premiums.  There is also a maximum  total  amount you can pay.  In order to  achieve  certain beneficial  tax treatment  for  withdrawals  and loans,  you may need to limit the amounts you pay. If you pay the  maximum  allowable  amount,  you may not be able to pay any  additional  premiums  without  applying  for additional insurance.

|X|   The  coverage is  "variable"  because you can  allocate  all or part of your  premium to variable  investment options that invest in an  underlying  mutual fund or a portfolio of an underlying  mutual fund.  The variable investment  options are  sub-accounts  of American  Skandia  Life  Assurance  Corporation  Separate  Account F
     ("Account F"). The following  underlying  mutual funds or portfolios of the following  underlying mutual funds currently are being offered:  American  Skandia  Trust,  Montgomery  Variable  Series,  Rydex Variable  Trust,
     INVESCO Variable  Investment Funds,  Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP and The Prudential
     Series  Fund,  Inc.  The  available  portfolios  of these  underlying  mutual funds are listed on page 21. The performance  of the  variable  investment  options  is not  guaranteed.  You bear the  investment  risk if you allocate funds to these investment  options because the performance of these  investment  options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|   The coverage  also allows you to allocate  all or part of your  premiums to a fixed option to which we credit a fixed rate of interest.  We guarantee  the rate of return on this option.  These  obligations  are supported by our general account.  We bear the investment risk if you allocate funds to this option.

|X|   The Policy can be  structured  to qualify as life  insurance  under  either of two (2) tests  outlined in the
     Internal  Revenue Code ("Code") - the guideline  premium test or the cash value  accumulation  test.  The test you  choose  can have an impact on the  amount of  premium  that can be  applied to the Policy and can have an impact on values under your Policy,  including the death  benefit.  Your  investment  professional  can assist you in electing the test that is best for your particular situation and goals.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary,  and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal Reserve Board, or
any other agency. The Policy is subject to investment risks, including the possible loss of value.
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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING FUNDS.  KEEP IT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------------------------------------------

VLI-HORIZON-PROS    (5/2002)   CALL   1-800-752-6342   FOR   FURTHER   INFORMATION   Prospectus   Dated:   May   1,
2002
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                                                                                                              7VULB
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|X|

Depending  on the timing and amount of your  premium  payments,  the Policy may be treated as a modified  endowment contract (or MEC). We evaluate your policy  according to the "7-pay test" under the Code,  which  compares the amount of premiums paid to the amount of insurance  purchased.  If your policy  "passes" the "7-pay test",  it will not be  treated as a MEC.  As a  non-MEC,  partial  withdrawals  or loans you take from the  policy  will receive  favorable  tax  treatment.  If your  policy  does not pass the "7-pay  test" at any time,  it will be treated as a MEC and will not be entitled to some of the beneficial tax treatment given to a non-MEC policy.

|X|   The Policy has a limited  amount of liquidity  during the first ten (10) years.  During that period,  you can only make  withdrawals  under certain  medically-related  circumstances or from premium amounts made in excess of certain  limits.  However,  you can access a portion of the  policy's  value  through  policy loans using a portion of its value as  collateral.  Assuming  that the policy is not treated as a MEC,  policy loans receive favorable tax treatment.  Loans can have an impact on benefits that can be positive or negative.

                                                    DEFINITIONS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses,  distributions  and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions and charges thereon,  all before  assessment of any contingent  deferred sales charge or Debt.  Account Value is determined  separately for each  Sub-account and each Fixed  Allocation,  as well as for any amounts in the Loan Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this  Policy.  Initially,  and for the first  Policy  Year,  it is the age last  birthday  of an  Insured  as of the  Policy  Date.  In each  following  Policy  Year,  it is the age last birthday of an Insured as of the preceding  Policy  Anniversary.  If there is more than one Insured,  it is the age of the younger Insured.

APPLICATION  is the form or  combination  of  forms  you  must  submit  to apply  for a  Policy.  If there  are two
Insureds, the Application must be completed for both Insureds.

ASSESSABLE  PREMIUM is the portion of Premiums  paid against  which we assess any  applicable  contingent  deferred sales charge upon a surrender of the Policy.

BENEFICIARY  is a person or entity you  designate for us to pay any Death  Proceeds.  Unless  otherwise  specified,
Beneficiary refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge, less any unpaid charges and Debt.

CASH VALUE  CREDITS are amounts we credit to your Account  Value.  We credit these amounts if your total Cash Value on a Policy  Anniversary  equals or exceeds 200% (2X) of your Premium or your Premium (net of withdrawals)  exceeds a cumulative amount after seven Policy Years.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH  BENEFIT is the amount  payable as a result of an Insured's  death before any  reduction  due to Debt and any unpaid  charges due and before  addition of any  interest due  pursuant to law. If there is a second  Insured,  the
Death Benefit is payable upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death  Benefit  less any  reduction  due to Debt and any unpaid  charges  due and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE  POLICY is a Policy  purchased as part of an exchange of life  insurance  policies that does not incur any current  taxation  pursuant to Section 1035 of the Code or any  successor  provision,  and into which the surrender value of one or more prior policies is contributed to the Policy in conjunction with such exchange.

EXEMPT  PREMIUM is the  portion of Premiums  paid  against  which we do not assess any  contingent  deferred  sales charge upon surrender or withdrawal  and the amount of any loans we establish in conjunction  with your purchase of an Exchange Policy.

FIXED  ALLOCATION  is an  allocation  of Account  Value to our  general  account  that is  credited a fixed rate of interest.

GUARANTEED  MINIMUM  DEATH  BENEFIT is the  minimum  amount we  guarantee  is payable as a result of the  Insured's death,  before we assess any unpaid  charges due and any reduction for Debt.  However,  this benefit does not apply once the Insured  reaches Age 100, or if there are two Insureds,  when the younger Insured reaches Age 100 or would have reached that Age if the younger Insured dies before the older Insured.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain  the right to  specifically  agree in  advance  to  accept  communication  regarding  a  specific  matter by telephone or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the person(s)  upon whose life coverage is issued and as a result of whose death the Death  Proceeds are payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM  ANNUAL  ASSESSABLE  PREMIUM is the maximum  amount of Premium  against which we will assess any contingent deferred  sales charge upon  surrender of the Policy.  We do not assess any  contingent  deferred sales charge upon surrender against any portion of the Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified  endowment  contract as defined in Section 7702A of the Code or any successor  provision thereto.
Whether a Policy is a "MEC" or a  "non-MEC"  depends  on whether  the Policy  satisfies  the "7-pay  test",  a test outlined in the Code that compares the amount of premiums paid to the amount of insurance purchased.

MEC THRESHOLD  AMOUNT is the annual level amount of Premium which, if exceeded,  would cause the Policy to become a
MEC.

MINIMUM  REQUIRED  DEATH  BENEFIT is the  minimum  amount due as a result of the  Insured's  death  pursuant to the applicable test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY  PROCESSING  DAY/DATE is the Valuation Day each month when we deduct  charges from the Account  Value.  The first Monthly  Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates  generally occur on the same day of the  month as the  Policy  Date.  If the  Monthly  Processing  Date  occurs  on a day that is not a
Valuation Day, the Monthly Processing Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the  difference  between  the Death  Benefit  and the Account  Value.  We use a formula  when calculating the Net Amount at Risk as part of determining the monthly cost of insurance charge.

NET PREMIUM is a Premium less the deduction for premium taxes,  "DAC" taxes and any amount  deductible from Premium for an optional additional benefit should you elect such benefits.

OFFICE is our  administrative  office:  American  Skandia - Variable  Life  Insurance,  P.O. Box 7040,  Bridgeport,
Connecticut 06601-7040.

OWNER is either an entity or person who may  exercise  the  ownership  rights  provided by a Policy.  If we issue a certificate  representing  interests in a group life insurance policy,  the rights,  benefits,  and requirements of and the events  relating to an Owner, as described in this  Prospectus,  will be your rights as participant in such group policy.  Unless later changed, Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate  we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM  is each  consideration  you  give to us for the  rights,  privileges  and  benefits  provided  by a Policy according  to its  terms.  This  includes  Premium  paid as of the Policy  Date,  as shown in the  Policy,  and any additional consideration we choose to accept.

SEPARATE  ACCOUNT is our separate  account to which we allocate  assets in relation to our obligations for benefits based on the variable  investment  options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account F) is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT  PRICE is used for  calculating:  (a) the number of Units  allocated  to a  Sub-account;  and (b) the value of transactions  into or out of a Sub-account or benefits based on Account Value in a  Sub-account.  Each  Sub-account has its own Unit  Price,  which  will vary each  Valuation  Period to reflect  the  investment  experience  of that
Sub-account.

VALUATION  DAY/DATE  is every  day the New York  Stock  Exchange  is open for  trading  or any  other  day that the
Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

VALUATION  PERIOD is the period of time between the close of business of the New York Stock  Exchange on successive
Valuation Days.

"we," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

                                                 SUMMARY OF COSTS

The  following  is a summary of the cost of the  Policies  being  offered,  or, in the case of costs that vary from
Policy to Policy,  a short  description of how such costs are determined.  All of these costs are described in more detail within this Prospectus.

----------------------------------- -------------------------------------------------------------------- -------------------------------
               COST                                          AMOUNT DEDUCTED/                                    WHEN DEDUCTED
                                    -------------------------------------------------------------------
                                                            DESCRIPTION OF COST
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Premium Tax                                        Generally from 0% to 3.5% of Premium                    From each Premium payment
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
"DAC" Tax                                                    1.15% of Premium                              From each Premium payment
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- --------------------------------- ---------------------------------- -------------------------------
Mortality & Expense Risk Charge     Policy Years 1 through 15 0.90%           Policy Years 16+                       Daily
                                    -------------------------                 ----------------
                                     per year of the value of each      0.25% per year of the value of
                                              Sub-account                     each Sub-account
----------------------------------- --------------------------------- ---------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Administration Charge                         0.25% per year of the value of each Sub-account                        Daily
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Cost of Insurance                   Charge varies depending on a number of factors,  including,  Age at             Monthly
                                    issue,  gender  (where  permitted),  tobacco  usage  class and risk
(See  Appendix  B for  information  class of each  Insured.  The  charge is  assessed  as an amount per  (Pro-rata  from  the  variable on  guaranteed  cost of  insurance  $1,000 of Net Amount at Risk plus a $12 monthly  fee.  The rate per  and fixed  investment  options
rates   and    Appendix    C   for  $1,000 of Net Amount at Risk generally  increases as the Insured(s)  in which you maintain  Account information  on  current  cost  of  age(s).  Current Cost of Insurance  rates can be changed during the  Value)
insurance rates.)                   life of a Policy, but are subject to guaranteed maximum charges.

----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Sales Charge                                        0.40% per year of the Account Value                  Monthly for the 1st 10 Policy
                                                                                                                     Years
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Contingent Deferred Sales Charge    Yr. 1 - 10%, Yr. 2 - 8%, Yr. 3 - 6%, Yr. 4 - 5%, Yr. 5 - 4%,                 Upon Surrender
                                    Yr. 6 - 3%, Yr. 7 - 2%, Yr. 8 - 2%, Yr. 9 - 1%, Yr. 10 - 1%,
                                    Yr. 11 and after - 0%                                                 (Policy Years 1 through 10)
-----------------------------------
-----------------------------------
                                    Contingent   Deferred  Sales  Charges  are  only  assessed  against
                                    Assessable   Premium.   No  Contingent  Deferred  Sales  Charge  is
                                    assessed against Exempt Premium.
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Transfer Fee                                                      $10.00                                  After the 20th transfer each
                                                                                                                  Policy Year
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Partial Withdrawal Transaction Fee                                $25.00                                    Upon Partial Withdrawal
----------------------------------- -------------------------------------------------------------------- -------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
The following are the  investment  management  fees,  other  expenses,  12b-1 fees (if  applicable),  and the total annual  expenses for each  underlying  mutual fund  ("Portfolio")  as of December 31, 2001,  except as noted.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net  assets.  For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other expenses are being  partially reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying  Portfolio's investment  management  fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.
The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset value.  Any footnotes about expenses  appear after the list of all the  Portfolios.  The underlying
Portfolio  information was provided by the underlying mutual funds and has not been  independently  verified by us.
See the  prospectuses  or statements of additional  information of the underlying  Portfolios for further  details.
The current  prospectus and statement of additional  information  for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:  1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST Janus Overseas Growth                           1.00%          0.22%          0.02%         1.24%          N/A         1.24%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Janus Mid-Cap Growth                            1.00%          0.26%          0.08%         1.34%          N/A         1.34%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST JanCap Growth                                   0.90%          0.14%          0.03%         1.07%         0.03%        1.04%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Equity Income                           0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 3                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------ --------------- ------------- ------------ -------------
                                                    Management     Other           12b-1       Total Annual   Fee          Net
                                                       Fees        Expenses         Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------ --------------- ------------- ------------ -------------
  AST Money Market                                     0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                     1.25%          0.42%           N/A           1.67%         N/A         1.67%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%           N/A           1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%           N/A           1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%           N/A           1.89%          N/A         1.89%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%           N/A           1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%           N/A           1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%           N/A           1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%           N/A           1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%           N/A           1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%           N/A           1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%           N/A           1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%           N/A           0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%          0.25%          1.89%          N/A         1.89%
  Bear                                                 0.75%         0.89%          0.25%          1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%          0.25%          1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%          0.25%          1.91%          N/A         1.91%
  UltraOTC                                             0.75%         0.95%          0.25%          1.95%          N/A         1.95%
  UltraSmall-Cap                                       0.75%         1.11%          0.25%          2.11%         0.13%        1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                     0.85%          1.16%         0.25%          2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------ --------------- ------------- ------------ -------------

1     The  Investment  Manager of American  Skandia Trust (the  "Trust") has agreed to reimburse  and/or waive fees for  certain  Portfolios  until at least  April 30,  2003.  The  caption  "Total  Annual  Portfolio  Operating
     Expenses"  reflects the  Portfolios'  fees and  expenses  before such  waivers and  reimbursements,  while the caption "Net Annual  Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.
     The Trust adopted a Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment  Company
     Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions  in connection  with  purchases  and  sales of  securities  held by  Portfolios  of the  Trust,  and to use  these commissions  to  promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the  Distribution  Plan, the staff of the  Securities  and Exchange  Commission  takes the position that  commission  amounts  received
     under  the  Distribution  Plan  should  be  reflected  as  distribution   expenses  of  the  Portfolios.   The
     Distribution  Fee estimates are derived and annualized from data regarding  commission  amounts directed under the  Distribution  Plan for the fiscal year ended  December 31, 2001.  Although  there are no maximum  amounts allowable,  actual commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal  year of the Plan's  operations  may differ  from the amounts  listed in the above chart.
2     These Portfolios  commenced  operations on May 1, 2002.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.

                                            DESCRIPTION OF THE OFFERING

This Policy is described  using a "question and answer"  format that assumes you, the  prospective  purchaser,  are asking the questions.  The paragraphs are numbered for your convenience.

                                                    PURCHASERS

[1]   Who  should  buy this  Policy?  Life  insurance  can be bought to meet a number  of needs of  individuals  or entities,  such as  corporations  or trusts.  Different  types of life  insurance  are designed to address certain needs more than others.  This Policy may be appropriate  for a number of persons or entities,  but it may be  especially  useful for persons  addressing a range of estate  planning  needs who also may need access to some or all of the Cash Value to meet  supplemental  retirement  income  needs or for  emergency expenses.  For estate tax  purposes,  purchasers  may want to consider  placing this type of coverage in a trust or  transferring  ownership  of the  Policy  in an effort to remove  the asset  from  their  estate, particularly if, at any point,  the purchaser  believes the Cash Value may not be needed as a resource for other  purposes.  This  Policy may also be useful for  persons  seeking  to make a sizable  donation  to a charity or eligible  non-profit  organization,  where the charity is named both Owner and  Beneficiary  of the Policy,  and the donor is named as the Insured.  You should  carefully  evaluate with your  investment professional  whether this Policy is right for your specific  needs in light of your entire  situation and your personal and financial  goals. In particular,  you should  evaluate the advantages and  disadvantages of  replacing  any  existing  life  insurance or annuity  coverage  with this  Policy.  If you are seeking specific tax  consequences,  you should  consult  with a competent  tax advisor as to whether and how your goals may best be achieved.  These  policies may not be an  appropriate  investment if purchased  within a retirement  plan  qualified  under the Code.  You should  consult a competent  tax  advisor or  investment professional about using these policies in such plans.

-------------------------------------------------------------------------------------------------------------------
American  Skandia  offers  several  different  types of variable  life  insurance  policies  which your  investment professional  may be authorized  to offer to you. Each of these  policies can be structured to address a particular life insurance  need that you may have.  The features,  benefits and charges may differ to some degree between each policy we offer.  Some of these  differences  can affect the amount of your death benefit,  the degree to which you can access some of the policy's Cash Value through loans and  withdrawals  and the charges that you will be subject to if you choose to  surrender  the  policy.  The  compensation  that we pay for sales of these  policies  may also differ.
-------------------------------------------------------------------------------------------------------------------

This Policy is available  only to  purchasers  with a Specified  Amount of $500,000 or greater.  We offer a similar policy with a lower minimum  Specified  Amount under a separate  prospectus.  The minimum  initial  Premium payment also differs  between both  policies.  The contingent  deferred  sales charge on this Policy has a longer  duration but the  amount of the charge is lower  during the  initial  Policy  Years as  compared  to the other  policy.  The contingent  deferred  sales  charge on the other  policy has a shorter  duration  but upon  surrender of the Policy during the initial  Policy  Years,  the amount of the charge is higher.  The duration and amount of the  contingent deferred  sales  charge has an impact on the Cash Value of your  Policy.  To the extent  that Policy  benefits  are based on the Cash Value,  in  particular  the  availability  of Policy  loans,  this can be an important  factor to consider.

                                         BENEFITS AT THE INSURED'S DEATH

[2]   What  benefits are due as a result of the  Insured's  death?  The  benefits due as a result of the  Insured's death  are the  Death  Proceeds.  If there are joint  Insureds,  the  benefits  are due as a result of the death of the last  surviving  Insured.  The Death  Proceeds are based on the Death  Benefit as of the date we receive all our  requirements  for paying a death claim and are  satisfied  that the death claim can be paid.  These  requirements  include,  but are not limited to,  receipt of a valid  death  certificate  and information we need to make payments to all Beneficiaries.

         We determine the Death  Proceeds by first  subtracting  any Debt and any unpaid charges due from the Death
         Benefit.  We then add any interest  amount  required by law.  The Death  Benefit will not be less than the
         Cash Value at any time.

[3]   What is the Death  Benefit?  The Death  Benefit is the  greatest  of the Basic  Death  Benefit,  the  Minimum
         Required  Death  Benefit and the  Guaranteed  Minimum  Death  Benefit,  each are  described in more detail below.  The Death Benefit is determined as of the date we receive due proof of death.

[4]

What is the Basic Death Benefit?  Do you offer  different  Death Benefit  Options?  The Basic Death Benefit depends on which of the four (4) Death  Benefit  Options  you  select.  The Death  Benefit  options  are  Option I
         (Level),  Option II  (Variable),  Option III  (Return of  Premium)  and Option IV (Return of Premium  with
         Interest),  as  described  in the  table  below.  Your  choice  of Death  Benefit  Option  will  produce a different Basic Death Benefit calculation as of the Policy Date and in the future.

         ------------------------------ ---------------------------------------------------------------------------------------------
             Death Benefit Option                                           BASIC DEATH BENEFIT
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option I -              Specified Amount
                     LEVEL
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option II -             Specified Amount plus the Account Value
                   VARIABLE
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                 Option III -             Specified Amount, plus total Premium paid* less net withdrawals
               RETURN OF PREMIUM
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option IV -             Specified Amount, plus total Premiums paid* less net withdrawals with each Premium
            RETURN OF PREMIUM WITH        payment and withdrawal accumulated at a compound annual interest rate from the date
                   INTEREST               applied until the date of due proof of death.  We offer a range of interest rates for the
                                          Policy owner to choose from.
         ------------------------------ ---------------------------------------------------------------------------------------------

         * With  respect  to  Option  III and  Option  IV,  we will  only  consider  Premiums  paid and any  annual interest  accumulated on Premium  (Option IV only) on or before Age 70.  Following Age 70, the Basic Death
         Benefit for Options  III and IV will be fixed.  Total  Premiums  will not  include  Premiums  paid for any optional  benefits that we may make  available.  Special rules also apply for Policies that result from an exchange of an existing life insurance policy.

[5]   What is the Specified  Amount?  The Specified  Amount is a measuring  device we use in determining  the Death
         Benefit  before the Insured's  Age 100. On your  Application,  you indicate the Specified  Amount you want us to issue  for your  Policy.  We may  issue  that  amount,  or we may  offer to issue a lower  Specified
         Amount if the  Insured(s)  do(es) not qualify for the amount you seek under our  underwriting  rules.  The minimum  Specified  Amount is  currently  $500,000  for a single life Policy and $750,000 for a joint life
         Policy.  The  Specified  Amount  remains  level unless you request an increase or decrease and we agree to such a change.  Under certain  circumstances,  a partial  withdrawal may also reduce the Specified Amount, as discussed in the section on Partial Withdrawals.

[6]   What is the Minimum  Required  Death Benefit?  The Minimum  Required Death Benefit is the minimum amount that must be payable at the Insured's  death,  before  reduction for any Debt,  for the Policy to be treated as life  insurance  under the  Code.  The  Minimum  Required  Death  Benefit  changes  as the  Account  Value changes.  We determine  the Minimum  Required  Death Benefit by  multiplying  the Account Value by factors that vary by the  attained  Age,  gender  (where  permitted),  tobacco  usage class and risk class of each
         Insured.  The  factors  will also differ  depending  on the  applicable  test you elect for your Policy to qualify as life insurance  under the Code.  When there are joint  Insureds,  the factors used to determine the Minimum  Required  Death  Benefit are based on an actuarial  derivation of the factor  applicable  for each  Insured.  The  gender  and risk class of the  Insured  does not  change,  so the only  element  that changes the factors and effects the Minimum  Required  Death Benefit after the Policy Date is the aging of the  Insured,  unless  the  Insured  applies  for and we agree to a change in  tobacco  usage  class.  The factors we apply to determine the Minimum Required Death Benefit are shown in Appendix A.

[7]   What is the Guaranteed  Minimum Death Benefit?  The Guaranteed Minimum Death Benefit is used to determine the
         Death  Benefit  when it is greater than the Basic Death  Benefit,  based on the Death  Benefit  Option you chose,  and the Minimum  Required  Death  Benefit,  according  to the  applicable  test you elect for your
         Policy to qualify as life insurance  under the Code.  There is no Guaranteed  Minimum Death Benefit beyond
         Age 100 of the Insured, or if the policy terminates before the Insured's death.

|X|   On the Policy Date: the Guaranteed Minimum Death Benefit equals the initial Premium.
      ------------------
|X|   After the Policy Date and until the first Policy  Anniversary:  the  Guaranteed  Minimum Death Benefit is the
      -------------------------------------------------------------
              total of all Premiums paid, less any partial withdrawals.
|X|   After the first Policy  Anniversary but before the "target date":  (the Policy  Anniversary  when the Insured
      ----------------------------------------------------------------
              is Age 75), the  Guaranteed  Minimum  Death  Benefit is the higher of the total of all Premiums  paid less all partial withdrawals and the highest  "Anniversary  Value," which is the Account Value on any
              Policy Anniversary less all subsequent partial withdrawals.
|X|   On or after the  "target  date":  the  Guaranteed  Minimum  Death  Benefit  is the higher of the total of all
      -------------------------------
              Premiums  paid less all  partial  withdrawals  and the  highest  Anniversary  Value as of the "target date,"  less all  partial  withdrawals  after  the  "target  date." If there  are two  Insureds,  the
              Guaranteed  Minimum  Death Benefit ends based on the Age of the younger  Insured,  or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.
|X|   If the Insured is Age 75 or older on the Policy Date:  the  Guaranteed  Minimum Death Benefit is the total of
      ----------------------------------------------------
              all Premiums paid less all partial withdrawals.
|X|   If the  Policy  is  issued  for two (2)  Insureds:  the  "target  date" is  based  on the age of the  younger
      -------------------------------------------------
              Insured,  or what would have been the age of the younger Insured if the younger  Insured  predeceases the older  Insured.  This also  applies if, as of the Policy  Date,  the  younger  Insured is younger than Age 75.

[8]   Is there  any age  limit on the  Death  Benefit?  Yes.  On a  single  life  Policy,  on or after  the  Policy
         Anniversary  the Insured  attains Age 100, the Death  Benefit  equals the Account  Value.  On a joint life
         Policy,  on or after the Policy  Anniversary the younger Insured,  attains or, if that person is deceased, would have been, Age 100, the Death Benefit equals the Account Value.

[9]   Does choosing  between Death Benefit  Options  affect  anything other than the Death  Benefit?  Yes.  Certain
         Death Benefit  Options may result in higher monthly  charges.  Choosing a Death Benefit Option affects the
         Net  Amount at Risk  which can have an impact on the  amount  you pay in cost of  insurance  charges.  How these  charges  work are  discussed in more detail below in the section on "Costs." An increase in charges has a negative  impact on the growth of your Account  Value.  A decrease in charges has a positive  impact on the growth of your Account Value.

[10]  Who  chooses  which  option to use?  You choose the option on your  Application  for a Policy.  If you do not elect a Death  Benefit  Option on your  Application  we will review the  Application  to  determine if our underwriting  requirements  are met.  However,  we will require you to elect Death  Benefit  Option I, II,
         III or IV prior to issuing a Policy.

[11]  May I change the Death Benefit Option or the Specified  Amount?  While the Insured is alive,  you may request to change the Death  Benefit  Option or to increase  or decrease  the  Specified  Amount to meet  changing needs or goals.

         Any change to the Death Benefit  Option is subject to our acceptance  and our rules,  which  include,  but are not limited to the following:
|X|   Any change must take effect after the first Policy Year.
|X|   We only permit one such change per Policy Year.
|X|   We must receive the request In Writing at our Office.
|X|   We may require  satisfactory  evidence of insurability  for any change that  prospectively  increases the Net
              Amount at Risk or any change to Death Benefit Option III or IV.
|X|   If evidence of  insurability  is required,  we will not accept the request if the Insured(s) is over our then current maximum age for issuing a Policy.
|X|   We may  require you to sign an  acknowledgment  that you  understand  the impact or  potential  impact of the change on the tax  treatment  of your  Policy,  particularly  if the change  results or may result in your  Policy  becoming a MEC.  Changing  between  Death  Benefit  Options  also may have an impact on whether a Policy is treated as a MEC.  Therefore,  you should  consult  with a competent  tax advisor before requesting a change.
|X|   If we grant any such request,  it will take effect on the Monthly  Processing Day occurring on or immediately following the date we agree to such a change.
|X|   On the date the change takes effect,  there will be no change in the Death  Benefit.  That means that, if you change from Option I to Option II, the Specified Amount will be reduced.

         Any change to the  Specified  Amount is subject to our rules,  which  include,  but are not limited to the eight rules outlined above for changing the Death Benefit Option, plus the following additional rules:

|X|   The amount of any increase or decrease may not be less than $5,000.
|X|   The Specified Amount after any decrease may not be less than the minimum Specified Amount for your Policy.
|X|   No decrease in the  Specified  Amount is  permitted  during the first seven  Policy  Years or during the five calendar years subsequent to any increase in Specified Amount.

[12]  What other parts of the Policy are  affected  if I change the  Specified  Amount?  Increasing  the  Specified
         Amount initially results in a higher Death Benefit,  unless the increased  Specified Amount would then not exceed the  Minimum  Required  Death  Benefit or the  Guaranteed  Minimum  Death  Benefit.  When the Death
         Benefit is increased in this way, it initially  increases the Net Amount at Risk, and therefore,  the cost of insurance  charge.  Decreasing the Specified  Amount generally has the opposite  effects.  Changing the
         Specified Amount could affect the maximum  Premiums you may pay, as well as the Maximum Annual  Assessable
         Premium.  Also,  if your policy is not deemed to be a MEC,  changing the  Specified  Amount may affect how much Premium you may subsequently pay without the Policy becoming a MEC.

[13]  How are  Death  Proceeds  paid and to whom are  they  paid?  We pay the  Death  Proceeds  as a lump sum or in accordance  with the terms of  whatever  settlement  options  we then  make  available  to  Beneficiaries.
         Generally,  Beneficiaries  can  choose  a lump sum or one of the  settlement  options  we make  available.
         However,  you may choose the method of payment for your  Beneficiaries  if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.

                                           ACCOUNT VALUE AND CASH VALUE

[14]  What is the  Account  Value?  The  Account  Value is the  value  of a Policy  before  any  deduction  for any contingent  deferred  sales charge and before any  reduction  for any Debt. It is the total of the Account
         Value  allocated  to each  Sub-account  and any  Fixed  Allocations  plus  any  Account  Value in the Loan
         Account.  You may  allocate  Account  Value to the  variable  investment  options,  which  are each of the
         Sub-accounts  of the  Separate  Account,  or to  Fixed  Allocations.  Any  portion  of the  Account  Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

[15]  How do we determine the Account Value?

         Variable  Investment  Options:  On each  Valuation  Date,  the Account  Value in any  variable  investment
         -----------------------------
         option you utilize equals the number of Units you then maintain in that  investment  option  multiplied by that  investment  option's  then current Unit Price.  When you allocate all or a portion of the Premium to an investment  option or when you transfer  Account  Value into a variable  investment  option,  Units are purchased  using  the then  current  Unit  Price.  When you take all or a  portion  of a  distribution  or benefit  from a variable  investment  option or you  transfer  Account  Value  from a variable  investment option,  Units are sold at the then  current  Unit  Price in order to fund that  distribution,  benefit or transfer.

         Fixed  Allocations:  We  credit a fixed  rate of  interest  to  Fixed  Allocations.  From  time to time we
         ------------------
         declare  interest rates applicable to new Fixed  Allocations.  Any change in interest rate does not affect
         Fixed Allocations that were in effect before the date of the change.  If you make a Fixed  Allocation,  we credit the rate then in effect to that  Fixed  Allocation  until the next  Policy  Anniversary.  Once that
         Policy  Anniversary is reached,  we credit,  for the next Policy Year, the then current rate applicable to new  Fixed  Allocations.  This  applies  to all  your  Fixed  Allocations  then  in  effect.  During  each subsequent  Policy  Year,  the rate we credit for that Policy Year is the one then in effect for new Fixed
         Allocations.

-------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not
registered as a security with the  Securities  and Exchange  Commission  under either the Securities Act of 1933 or the Investment  Company Act of 1940. The Fixed  Allocations  are not subject to these Acts.  Information  about the
Fixed  Allocations is included in this  Prospectus to help with your  understanding  of the features of the Policy.
The staff of the Securities and Exchange  Commission has not reviewed this  information.  However,  the information may be subject to certain generally  applicable  provisions of the Federal  securities laws regarding  accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
-------------------------------------------------------------------------------------------------------------------

[16]  How does  American  Skandia  determine  the interest  rate for Fixed  Allocations?  We determine the interest rate  applied to Fixed  Allocations  based on our  assessment  of the  earnings we expect to achieve  when investing to support these  obligations,  our costs,  competition,  profit targets and other  factors.  We have sole  discretion  to determine  the rates.  However,  the interest  rate will never be less than 3.0%
         per year, compounded yearly.

[17]  How does American  Skandia  determine the Account  Value in the Loan Account?  We credit  interest to Account
         Value in the Loan Account at a rate  determined by whether the loan is a "preferred"  loan or a "standard"
         loan,  as  described  in the section  entitled  "Loans." As of the date of this  Prospectus,  we currently credit  interest to Account Value in the Loan Account at the rate of 6.0% per year,  compounded  yearly on
         "preferred"  loans and 5.85% per year  compounded  yearly on  "standard"  loans.  However,  to the  extent permitted  by law,  we retain  the right to credit  less,  but never  less than 5.5% per year,  compounded yearly.  See the section entitled "Loans" for a description of standard and preferred loans.

[18]  What is the Cash  Value?  The Cash  Value is the total  Account  Value  less any  contingent  deferred  sales charge, unpaid charges and Debt.

[19]  Do I have to maintain a minimum  Cash Value?  There must always be enough Cash Value so that,  on any Monthly
         Processing  Date,  the Cash Value is  sufficient  to pay for the  charges  then due.  If the Cash Value is insufficient  to pay for the charges,  we send you a notice giving you a 61-day "grace  period" to send us a required  amount.  If the Cash Value at the end of the grace period,  after deduction for all previously unpaid  charges,  is zero or less,  the  Policy  ends  without  value,  unless  you are  eligible  for the guaranteed  continuation  provision.  This  provision is  discussed in the section  "Keeping the Policy In
         Force".

                                                CASH VALUE CREDITS

[20]  What are Cash Value  Credits?  Cash  Value  Credits  are  amounts we credit to your  Account  Value  based on growth in your  Policy's  Cash Value OR based on the total amount of your Premium  payments.  We determine if your  Policy  is  eligible  for Cash  Value  Credits  on each  Policy  Anniversary.  Once  your  Policy qualifies  to  receive  Cash Value  Credits,  we will  credit  0.50% of your  Policy's  Cash Value to your
         Account Value on each Policy Anniversary thereafter.

[21]  How does my Policy  qualify for Cash Value  Credits?  You can qualify  for Cash Value  Credits  based on your
         Policy's  Cash  Value  or  cumulative  Premiums.  To  qualify  for Cash  Value  Credits  as of any  Policy
         Anniversary:

|X|   the Cash Value of your Policy must equal or exceed 200% (2X) of the  Premiums  you have paid as of the Policy
          ----------
              Anniversary date you qualify; or

|X|   your Policy  must have been in force for seven (7) years and the  cumulative  Premiums  (minus any Debt) paid
                                                                        --------------------
              prior to the seventh  Policy  Anniversary  or prior to a later  anniversary  must equal or exceed the sum of seven (7) Maximum Annual Assessable Premiums.

         NOTE:  The Cash Value may be less than the Account Value due to the  contingent  deferred sales charge and any Debt,  and will be affected by the  investment  performance  of the  investment  options,  any partial withdrawals, Debt and whether you pay back any loans or loan interest.

[22]  Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value  Credits  out of our general  account.  Cash Value  Credits  primarily  reflect  our  return of a portion  of the fixed  annual charges we deduct from the Separate  Account on a daily basis for all Policy  Owners.  For  Policies  that qualify to receive Cash Value  Credits,  the Credits are provided as an  alternative to lowering the fixed annual charges.

         We allocate any Cash Value Credits due on the applicable  Policy  Anniversary  to the variable  investment options  and  Fixed  Allocations  in which  you  then  maintain  Account  Value.  We make the  allocations pro-rata based on the Account Value in the variable  investment  options and any Fixed  Allocations on the applicable  Policy  Anniversary.  No allocation is made to the Loan Account.  Cash Value Credits cannot be used to repay Debt.

                                                      COSTS

[23]  What kinds of charges are there for this  Policy?  The Policy has five (5)  different  kinds of charges:  (1)
         charges we deduct from  Premiums;  (2) charges we assess daily against  assets  maintained in the Separate
         Account,  which only apply to the Account  Value you  allocate to the  variable  investment  options;  (3)
         charges we deduct  monthly  from the Account  Value and which are due in all Policy  Years to Age 100; (4)
         charges  we  deduct  monthly  from the  Account  Value  only  for the  first  ten  Policy  Years;  and (5)
         "contingent"  charges,  which are those  charges  that you only pay in  certain  specified  circumstances.
         There also are fees and expenses charged by the Portfolios.

[24]  What  charges are deducted  from  Premiums?  We deduct a percentage  of each Premium in relation to state and local  premium  taxes we may incur on that  Premium,  and an amount in relation to our Federal  taxes.  In most  jurisdictions  these rates range from 0% to 3.5% of each Premium.  We deduct these charges before we allocate the net amount to the investment options.

[25]  What is the charge in relation to the  Company's  Federal  taxes?  Life  insurance  companies are required to capitalize  certain  acquisition  expenses  based on assumptions  under Section 848 of the Code.  This has the  effect  of  increasing  our  current  tax  liability  over  what it would  be  without  this  special provision.  The tax liability  created by the deferral of these  acquisition  expenses is referred to as a
         "deferred  acquisition  cost" tax or "DAC" tax. To reimburse us for this special  insurance company tax at a rate we believe to be  reasonable  in relation to the  liability,  we deduct an amount equal to 1.15% of each Premium.

[26]  What are the charges  assessed  against the  Separate  Account and when are they paid?  We assess a mortality and expense  risk charge and an  administration  charge  against the assets in the Separate  Account.  The mortality  and expense  risk  charge is 0.90% per year for Policy  Years 1 through 15 and 0.25% for Policy
         Years 16 and  thereafter.  The  mortality  and expense  risk we assume is that  charges and fees under the
         Policy will be  insufficient  to meet our  long-term  costs and  expenses in  issuing,  administering  and paying  claims  based on our  obligations  under the Policy.  The charge for the  administrative  expenses connected  with  operating  the Separate  Account is 0.25% per year.  The 0.25% charge for  administrative expenses  does not decrease  after the 15th Policy Year.  We assess these  charges each  Valuation  Period against  the daily value of each  Sub-account.  We reserve  the right to assess the  Separate  Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

[27]  What monthly  charge  applies in all Policy  Years to Age 100? We deduct the cost of  insurance  charge until the Policy  Anniversary  on or  immediately  after the  Insured's  100th  birthday.  For Policies with two
         Insureds,  this is the Policy  Anniversary  on or after the 100th birthday of the younger  Insured,  or if that person is deceased,  what would have been that  Insured's  100th  birthday.  We take this charge from your Account Value each Monthly Processing Day.

[28]  How much is the cost of insurance  charge?  The monthly cost of insurance charge is determined by multiplying the current  monthly  cost of  insurance  rate by the Net Amount at Risk.  To that amount we add a cost of insurance  fee,  currently  $12.00.  The current  cost of insurance  rates and cost of  insurance  fee are subject to change;  however,  the combination  will not exceed the product of the guaranteed  maximum cost of  insurance  charge  multiplied  by the Net  Amount  at Risk.  The  cost of  insurance  charge  is not a constant dollar amount.

         Please note that in  calculating  the Net Amount at Risk,  the Death  Benefit that would then apply is the highest of the Basic Death Benefit  (which  depends on the Death Benefit  Option you choose),  the Minimum
         Required Death  Benefit,  or the Guaranteed  Minimum Death Benefit.  The cost of insurance  rates increase as the Insured  ages,  although the rates may not increase  each Policy Year. We reserve the right to vary the rates per  thousand  of Net Amount at Risk based on either the Net Amount at Risk or on the  Specified
         Amount.

         We reserve the right to adjust current monthly cost of insurance rates by an  underwriting  factor.  As of the date of this Prospectus, we were not making any such adjustments.

         The  guaranteed  maximum  monthly  cost of insurance  charges for  Policies  with one Insured are shown in
         Appendix B. The current  monthly cost of insurance  rates as of the date of this  Prospectus  for Policies with one Insured are shown in Appendix C.  Corresponding  rates for two proposed  Insureds  are  available from us upon request.  A detailed  explanation  of how we calculate the current  monthly cost of insurance charges and a sample  calculation  are  provided in Appendix D. The  guaranteed  maximum  monthly  cost of insurance  charges shown in Appendix B and the current  monthly cost of insurance  rates shown in Appendix
         C are for Insureds in the  preferred  risk class.  These amounts will differ for Insureds in a substandard risk class.

[29]  What is the guaranteed  maximum cost of insurance  charge?  The guaranteed  maximum cost of insurance  charge is different at each Age. The  guaranteed  maximum cost of insurance  charge  depends on the tobacco usage class and risk class of each  Insured.  We base the  guaranteed  maximum cost of insurance  charges on the sex distinct 1980  Commissioners  Standard Ordinary Ultimate Mortality  Smoker/Non-Smoker  Table, age last birthday.  However,  if required by law, unisex charges will apply,  and we will use a unisex variation of that table.  If we use unisex  rates,  generally  cost of insurance  charges will increase for females and will  decrease  for males.  Charges  for  substandard  risk  classes  are based on a multiple of the table rates.

[30]  What  monthly  charges  apply only for a specified  number of Policy  Years?  We deduct a sales  charge for a specified number of Policy Years.

[31]  How much is the sales  charge  and when do I pay it? We deduct  the sales  charge  during  the first ten (10)
         Policy  Years.  It is a  percentage  of your Account  Value and is the  equivalent  of 0.40% per year.  We deduct this charge from your Account Value each Monthly Processing Day.

[32]  What are the  contingent  charges?  The  contingent  charges are: (1) the  contingent  deferred sales charge;
         (2) the transfer fee; and (3) the partial withdrawal transaction fee.

[33]  How much is the  contingent  deferred  sales charge,  and when must I pay it? The  contingent  deferred sales charge is a percentage of the Assessable  Premium paid. The  contingent  deferred sales charge  reimburses us for  expenses  related  to sales and  distribution  of the  Policy,  including  commissions,  marketing materials  and other  promotional  expenses.  It is charged if you  surrender  the Policy  during  certain periods,  unless the Policy  qualifies for a  medically-related  waiver of these charges,  as discussed in the section of this Prospectus entitled "Medically-Related Waiver".

         The percentages that we assess against Assessable Premium upon a surrender are as follows:

         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------
         Policy Year               1         2        3        4        5         6        7        8        9        10       11+
         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------
         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------
         Percentage (%)            10        8        6        5        4         3        2        2        1         1        0
         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------

[34]  How do we determine  the  Assessable  Premium?  The  Assessable  Premium  equals the total  Premiums less the total Exempt Premiums.

[35]  What are Exempt  Premiums?  Exempt  Premiums are the portion of Premiums  paid in any Policy Year that exceed the  Maximum  Annual  Assessable  Premium.  We do not  charge a  contingent  deferred  sales  charge  upon surrender or withdrawal of Exempt Premiums.

[36]  What is the Maximum  Annual  Assessable  Premium?  The  Maximum  Annual  Assessable  Premium is an amount per thousand of Specified  Amount.  The amount is cumulative  from year to year. For example,  if your Maximum
         Annual  Assessable  Premium is $5,000 and you make a Premium payment of $4,000 in Policy Year 1, in Policy
         Year 2 your Maximum  Annual  Assessable  Premium is $5,000 plus $1,000 from Policy Year 1, or $6,000.  The
         Maximum  Annual  Assessable  Premium  depends on the Age,  tobacco  usage  class,  risk  class and,  where permitted,  gender of the  Insured.  The Maximum  Annual  Assessable  Premium is increased if you increase the  Specified  Amount,  and is decreased if you decrease the Specified  Amount.  We have provided a table in Appendix E of the Maximum Annual  Assessable  Premium for Policies with one Insured.  The amounts shown in Appendix E are  applicable  for Insureds in the preferred  risk class.  The Maximum  Annual  Assessable
         Premium for  Insureds in a  substandard  risk class may be higher  than for  Insureds in a preferred  risk class.

[37]  What would it cost to  surrender  the  Policy?  In each  hypothetical  example  we assume  that  neither  the
         Specified Amount nor the Death Benefit Option is changed after the Policy Date.

|X|   Assume that the Maximum  Annual  Assessable  Premium is $10,000 and that  $10,000 of Premium was paid in each of  Policy  Years 1  through  5, for a total of  $50,000.  Assume  further  that the  Policy is being surrendered in Policy Year 6 and that at the time of surrender, the Account Value is $75,000.

              Given these facts,  the  Assessable  Premium  equals the Premiums  paid. No amount paid in any Policy
              Year exceeded the Maximum  Annual  Assessable  Premium.  The  contingent  deferred sales charge for a surrender  in Policy Year 6 is 3% of the  Assessable  Premium  (3% of $50,000 or $1,500).  The amount payable upon surrender would be $75,000 less $1,500, which equals $73,500.

|X|   Assume that the Policy is an Exchange  Policy and that the proceeds of the exchange were  $50,000,  which was the initial Premium.  Assume further that the Maximum Annual  Assessable  Premium is $10,000 and that
              $5,000 of subsequent  Premium was paid in the second Policy Year.  Assume  further that the Policy is being surrendered in Policy Year 6 and that at the time of surrender, the Account Value is $85,000.

              Given these  facts,  the  Assessable  Premium is less than the Premiums  paid.  The amount of Premium paid in the first Policy Year over  $10,000 is Exempt  Premium.  Since  $50,000 was paid in the first
              Policy Year,  the amount of the Exempt  Premium paid in that Policy Year was $50,000  minus  $10,000, or $40,000.  There was no Exempt  Premium in the second  Policy  Year,  since $5,000 is less than the applicable  Maximum Annual  Assessable  Premium for the second Policy Year.  The contingent  deferred sales  charge for a  surrender  in Policy  Year 6 is 3%  assessed  against  $55,000  of Premium  less
              $40,000 of Exempt  Premium  (3% of  $15,000 or $450).  The amount  payable  upon  surrender  would be
              $85,000 less $450, which is $84,550.

[38]  Are there any  situations in which the sales charge and the  contingent  deferred  sales charge do not apply?
         No sales charge or contingent  deferred  sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a Policy  issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate  or subsidiary of ours; (b) an officer, director,  employee, retiree, sales representative,  or in the case of an  affiliated  broker-dealer,  registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund; (d) a director,  officer or employee of any  investment  manager, sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services  provider that is providing  investment  management,  advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or administrative  services to an  underlying  mutual  fund or any  affiliate  of such firm;  (e) a director, officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling agreement with us and/or with American Skandia  Marketing,  Incorporated;  (f) a director, officer,  employee or authorized  representative  of any firm providing us or our affiliates  with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other  services;  (g) the then current  spouse of any such person noted in (b) through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent under the age of 21 of any such  person  noted  in (b)  through  (h)  above ; and (j) the  siblings  of any such persons noted in (b) through (h) above.

[39]  Do you offer special  arrangements  for corporate or other  purchasers?  To the extent  permitted by law, for corporate or other group or sponsored  arrangements  purchasing  one or more  Policies,  we may reduce the amount of the mortality and expense risk charge,  sales charge and the  contingent  deferred sales charge, the period during which such charges apply,  or both,  where the expenses  associated with the sale of, or the  underwriting  or  other  administrative  costs  associated  with the  Policies  are  reduced.  Sales, underwriting or other  administrative  expenses may be reduced based on such factors as expected economies resulting  from a corporate  purchase or a group or sponsored  arrangement,  the amount of initial  and/or expected Premiums or other transactions  where sales expenses are likely to be reduced.  We may also alter the terms of certain Policy  provisions,  including the availability of death benefit options and the Cash
         Value  Credit  provision  for  these  types of  purchasers.  We will  not  discriminate  unfairly  between purchasers  if and when we reduce any of the charges  discussed  above,  make changes to the duration such charges will apply or alter the terms of Policy provisions.

[40]  How much is the transfer fee and when must I pay it? We charge  $10.00 for every  transfer  after the 20th in each  Policy  Year.  That  includes  transfers  into a Fixed  Allocation  and any  transfers  from a Fixed
         Allocation  unless the transfer  occurs on a Policy  Anniversary.  It does not include  transfers  made as part of any dollar cost  averaging  program we offer.  For this purpose,  all transfers  occurring  during the same  Valuation  Period are  considered  one  transfer.  We assess the transfer fee at the time of any transfer which is subject to the fee.

[41]  How  much is the  partial  withdrawal  transaction  fee,  and  when  must I pay it?  We  charge  $25.00  as a
         transaction   fee  for  each   partial   withdrawal   unless  the  partial   withdrawal   qualifies  as  a
         medically-related withdrawal.  This amount is deducted separately from your Account Value.

[42]  How are charges  deducted from Account Value? We deduct charges from your investment  options  pro-rata based on the Account  Value in each  investment  option.  If you maintain  Account  Value in more than one Fixed
         Allocation in a Policy Year,  any  applicable  charges will be deducted on a "last-in,  first-out"  basis, starting with the last Fixed  Allocation that was made prior to the Monthly  Processing Date the deduction is made. Upon surrender or withdrawal,  we assess charges against the investment  options  pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

[43]  What  charges  do the  Portfolios  make?  We do not assess  any  charges  directly  against  the  Portfolios.
         However,  each Portfolio charges a total annual fee comprised of an investment  management fee,  operating expenses or any  distribution  and service  (12b-1) fees that may apply.  These fees are deducted daily by each Portfolio  before it provides  American  Skandia with the net asset value as of the close of business each day.  More  detailed  information  about fees and  charges can be found in the  prospectuses  for the
         Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

                                                 BUYING A POLICY

[44]  How do I buy a Policy?  We have established  certain  underwriting  standards to determine  insurability.  We require  you to submit  an  Application  to  provide  information  that  enables  us to  determine  if our standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's  medical records and may also require the proposed Insured to take certain medical tests.  We  evaluate  this  information  to  determine  whether  we can issue a Policy.  When we  evaluate whether to issue a Policy,  we will also  determine  whether the proposed  Insured is in the tobacco usage class and/or must be placed in a substandard  risk class. If the proposed  Insured meets our standards and we have  received a Premium,  we will issue a Policy.  When  issued,  your  Policy  will  indicate  if the
         Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the  Policy.  If our  standards  are not met and we  received a Premium,  we will return an amount equal to the Premium to you.  No interest will be paid.

         Age Restrictions:          For  Single  Life  Policies - The  Insured  may not be older than Age 80 on the
                                    ---------------------------
                                    Policy Date.  There is no minimum age limit.

                                    For Joint  Life  Policies - The  Insureds  may not be less than Age 18 or older
                                    -------------------------
                                    than Age 80 on the Policy Date.

                                    Additional age  restrictions may apply if you elect Death Benefit Option III or
                                    IV.

         Tobacco  Usage  Class:  The  Insured's  tobacco  usage class is a factor used to determine  the  Specified
         Amount,  the Minimum Required Death Benefit,  the Guaranteed  Maximum Monthly Cost of Insurance Charge and
         the Current  Monthly Cost of Insurance  rates.  If the Insured was included in the tobacco  usage class on the Policy's  Issue Date and  subsequently  ceases to be a tobacco  user after the first Policy Year,  the
         Insured may apply for a change in status.

         Substandard  Risk  Class:  If the Insured is placed in a  substandard  risk  class,  the  factors  used to determine the Minimum  Required Death Benefit,  the Guaranteed  Maximum  Monthly Cost of Insurance  Charge
         and the Current  Monthly  Cost of Insurance  rates under the Policy will be different  than for an Insured in the preferred risk class.  For Insureds in a substandard  risk class,  the change in these factors will generally  result in a higher monthly cost of insurance  charge and may result in a lower Death Benefit as compared to an Insured in the preferred  risk class.  Higher  monthly cost of insurance  charges will have an impact on the  Account  Value and Cash Value of your  Policy.  NOTE:  Where  allowed  by law,  Policies issued to  Insured(s)  in a  substandard  risk class may not be eligible  for certain  benefits  under the
         Policy.

         To the extent  permitted  by law, we reserve the right to apply  differing  standards of  insurability  to persons  who may be part of a group or who may  qualify,  for some other  reason,  as part of a  different class.  Such classes may include,  but are not limited to,  persons  seeking a Policy who are applying all or a portion of proceeds from an insurance or annuity  contract,  or proceeds of a redemption from another financial  product,  such as mutual  funds.  One of the  criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

[45]  When do I pay the  initial  Premium?  You may  submit  Premium  with the  Application  if the  Insured  meets certain medical underwriting criteria.

         If any  portion of any  Premium is to be  received as part of a  replacement  of a life  insurance  policy
         (whether  or not a  tax-free  exchange),  endowment  or  annuity  policy  then  we  must  receive  all our requirements  In Writing  for all such  replacements  as of the same date.  This date must be prior to the date we decide to issue a Policy.  Replacements are subject to our acceptance.

         If we do not  accept  Premium  with  the  Application  or you  choose  not to  submit a  Premium  with the
         Application,  we will notify you if and when we have  accepted  the  Application  and  agreed,  subject to submission  of the Premium,  to issue a Policy.  We will let you know at that time the minimum and maximum amounts  we accept  as the  initial  Premium.  We will not issue a Policy  until we  receive  at least the minimum  initial  Premium  at our  Office,  except in the case of an  Exchange  Policy.  We will  issue an
         Exchange  Policy  upon  acceptance  of your  Application  and our  receipt of all of our  requirements  to process the exchange.

         Premium must be submitted by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to American
         Skandia.  Premium may also be  submitted  via direct  transfer  of funds.  We may reject any payment if it is  received  in an  unacceptable  form.  Our  acceptance  of a check is subject to our ability to collect funds.

         You may  choose to use our funds  transfer  authorization  procedures  as part of buying a Policy.  If you elect this  procedure,  you  authorize us to redeem  funds from one or more  financial  institutions  with which you  currently  maintain  funds and use those funds to pay Premium.  You must do so In Writing using a form that  authorizes us to obtain such funds only if and when we have  determined  that the Application meets our standards  for issuing a Policy.  If you use this  procedure,  you must provide us with all such authorizations simultaneously.

[46]  What is the initial  Premium?  There is not a fixed  amount of initial  Premium.  Instead,  we accept a range of initial  Premium  between a minimum and a maximum.  The minimum  and maximum  depends on the  Specified
         Amount and the Insured's  age,  tobacco usage class,  risk class and gender,  where  permitted,  as of the
         Policy Date.

[47]  What is the maximum  initial  Premium I can pay?  The maximum  initial  Premium we accept  equals the maximum amount that can be paid without  increasing  the Death Benefit on the Policy Date.  This may depend on the test you elect for your Policy to qualify as life  insurance  under the Code.  However,  if you submit any
         Premium before we have  determined  whether you meet our  requirements  for issuing a Policy,  we will not accept more than $500,000 without prior Home Office approval.

[48]  What is the  minimum  initial  Premium I can pay?  The  minimum  Premium  we  generally  accept as an initial
         Premium is one-half  (1/2) of the Maximum  Annual  Assessable  Premium.  We may accept less under  certain circumstances,  such as when you authorize  periodic  withdrawals from an account you may have with a bank or other  financial  institution  in amounts  designed to  cumulatively  pay amounts  equal to the minimum
         Premium  requirements.  We may  require a larger  minimum  Premium on  Policies  issued to  Insureds  in a substandard risk class.

[49]  Will you  accept my initial  Premium  if it causes my Policy to be  treated  as a MEC?  We will not apply the portion of an initial  Premium that we believe  would  require us to treat your Policy as a MEC unless you acknowledge  In  Writing  before the  Policy  Date that we will  treat the  Policy as a MEC.  If we do not receive such  notification,  we will return to you the difference between the amount you submitted and the amount we will  apply as the  initial  Premium.  However,  this will not apply in the case of an  Exchange
         Policy where we receive  information we believe  requires us to treat the Exchange  Policy as a MEC in any case.

[50]  Do I have  coverage  while  my  Application  is  being  reviewed?  We may  issue  you a  temporary  insurance agreement  during the  "underwriting  period." The  "underwriting  period" is the period  between the time you  first  apply for a Policy  and the time we either  issue the  Policy or decide  not to issue  one.  A temporary  insurance  agreement  may be issued if:  (a) the  Application  is  completed  in full;  (b) the
         Insured  answers "no" to certain  questions on the  Application  (these are questions we use as indicators of  whether  we will  issue  temporary  insurance);  (c) no  Insured is under age 18; and (d) a Premium is submitted  with the  Application.  If we issue a  temporary  insurance  agreement  and the  Insured  (both
         Insureds if there are two Insureds) dies during the underwriting  period, the temporary  insurance benefit will be  payable  if all the  conditions  of the  temporary  insurance  agreement  are  satisfied.  If the
         Insured(s) die(s) during the underwriting  period and no temporary  insurance  agreement was in effect, no benefit is payable.

         We will return any Premium  submitted with the  Application if we cannot complete  underwriting  within 60 days  from the  date  the  Application  is  signed.  If you  notify  us  promptly,  we will  continue  the underwriting  process and notify you if and when you meet our  standards  for  issuing a Policy,  at which time you may once again send us a Premium.  Temporary insurance lasts no longer than 90 days.

[51]

What is the temporary  insurance  benefit?  If the Insured dies while temporary  insurance is in effect, we pay the
         Beneficiary  the lesser of the Death  Benefit  that would be in effect on the Policy  Date if a Policy had been issued or $250,000.  This $250,000  maximum  applies to all temporary  insurance  then in effect with
         us.  Premium amounts in excess of this benefit are returned to you, without interest or earnings.

[52]  What happens if I change my mind about buying a Policy?  You have a "free-look"  or "right to cancel"  period during  which you can change  your mind about  buying a Policy.  The right to cancel  period is never less than 10 days from the date you receive your Policy.  It may be longer  depending on the  applicable  state law and the  circumstances  of your  purchase.  If you return your Policy to us within the right to cancel period,  we generally  will return the greater of (1) the Premiums paid, or (2) your Account Value plus an amount that  equals any  premium tax and DAC tax  deducted  and any  charges  deducted  from your  Account
         Value.  However,  if you have  submitted a "return  waiver," we will return only your  Account  Value plus any premium and DAC taxes  deducted and any charges  deducted  from your Account  Value.  This may be more or less than the Premiums paid.

[53]  How and when is my initial  Premium  invested?  We invest your Net  Premium,  which is the  Premium  less the charges  deducted  from each Premium and any charge for  optional  additional  benefits  (should you elect such  benefits).  We invest the initial Net Premium on the Policy  Date.  You can request that we allocate the  initial  Net  Premium  using  one or more  variable  investment  options  and/or a Fixed  Allocation.
         However,  we initially  invest the portion of the initial Net Premium that you indicate you want  invested in variable  investment options in the AST Money Market  Sub-account,  unless you submit a "return waiver"
         In Writing before the Policy Date,  where  permitted by law. This also applies to any  additional  Premium we receive  during the right to cancel period  discussed  below.  A return waiver is an election by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return waiver"  and then decide to return your Policy  during the right to cancel  period,  you may receive  back less than the Premium.  Generally,  we transfer the Account Value in the AST Money Market  Sub-account  to the variable  investment  options you request as of the Valuation  Date which is on or  immediately  after the 15th day after the date we issue a Policy.  However,  we will make the  transfer as of a later date if your right to cancel period is longer than 10 days to meet state law requirements.

[54]  How do I choose  how much of this  type of life  insurance  to buy,  the test to  qualify  as life  insurance under,  which  Death  Benefit  Option  to use and how much  Premium  to pay?  The  Death  Benefit  Option,
         Specified  Amount,  life insurance  test under the Code and the program of Premium  payments that is right for your needs  depends on your  particular  circumstances  and the reasons  you are buying a Policy.  You and your  investment  professional  should  discuss your needs and financial  goals before  applying for a
         Policy.  You cannot change the applicable  test used under your Policy to qualify as life insurance  under the Code  after the Policy is  issued.  However,  the Death  Benefit  Option you choose and the  Specified
         Amount can be changed, subject to our rules.

                                           VARIABLE INVESTMENT OPTIONS

[55]  What  are  the  investment  objectives  and  policies  of the  variable  investment  options?  Each  variable investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable  Account F.
         Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any
         Portfolio in which you are  interested.  The following chart  classifies  each of the Portfolios  based on our assessment of their  investment style (as of the date of this  Prospectus).  The chart also provides a short description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in  determining  which  Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective.

         The  name  of  the  advisor/sub-advisor  for  each  Portfolio  appears  next  to  the  description.  Those portfolios  whose  name  includes  the  prefix  "AST"  are  Portfolios  of  American  Skandia  Trust.  The
         investment manager for AST is American Skandia Investment  Services,  Incorporated,  an affiliated company of  American  Skandia.  However,  a  sub-advisor,  as  noted  below,  is  engaged  to  conduct  day-to-day investment decisions.

         The Portfolios  are not publicly  traded mutual funds.  They are only  available as investment  options in variable  annuity  contracts and variable life insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified  retirement  plans.  However,  some of the Portfolios available as Sub-accounts  under the Policy are managed by the same portfolio  advisor or sub-advisor as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been  modeled  after at its inception.  Certain  retail  mutual  funds  may also  have  been  modeled  after a  Portfolio.  While  the investment  objective  and policies of the retail  mutual funds and the  Portfolios  may be  substantially similar,  the actual  investments  will differ to varying  degrees.  Differences in the performance of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
         Sub-account.  Details  about the  investment  objectives,  policies,  risks,  costs and  management of the
         Portfolios are found in the  prospectuses  for the  underlying  mutual funds.  The current  prospectus and
         statement  of  additional   information  for  the  underlying   Portfolios  can  be  obtained  by  calling
         1-800-752-6342.

========================================================================================================================================
Effective  March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Policy,  except as noted below.  Owners of Policies  issued on or before  February 29, 2000 with Account Value  allocated to the AST Janus Overseas Growth
Sub-account will be allowed to allocate Account Value,  make subsequent  premium payments or make transfers into the AST Janus Overseas
Growth Sub-account.  Dollar cost averaging, asset allocation and rebalancing programs will be allowed to continue.  However, no changes involving the AST Janus Overseas Growth Sub-account may be made to such programs.

Owners of  Policies  issued  after  March 1, 2000 will not be  allowed  to  allocate  Account  Value to the AST Janus  Overseas  Growth
Sub-account.

The Portfolio may be offered as a Sub-account to Policy Owners at some future date;  however, at the present time, American Skandia has no intention to do so.
========================================================================================================================================

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on     Management, Inc.
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its      Janus Capital
                    objective  primarily  through  investments in equity  securities of issuers located outside the
                    United States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five different  countries,  excluding the United States. The Portfolio
      EQUITY        invests primarily in companies  selected for their growth  potential.  Securities are generally       Corporation
                    selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue        Investment
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     Management, Inc.
                    selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The     Pilgrim Baxter &
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for
                    earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller   Federated Investment
    SMALL CAP       companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
 SMALL CAP VALUE    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at   Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to
                    investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not     Investors, Inc.
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST  Janus  Mid-Cap  Growth:   seeks  long-term  capital  growth.  The  Portfolio  pursues  its      Janus Capital
                    investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and normally invests at least 80% of its net assets in medium-sized companies.  For purposes  of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations
                    (measured  at the time of  investment)  fall within the range of  companies  in the  Standard &       Corporation
                    Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented       Incorporated
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market      Massachusetts
                    conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.   The  Portfolio  will  pursue  its  objective  by  investing  primarily  in  equity      Janus Capital
 LARGE CAP GROWTH   securities of companies that the Sub-advisor  believes are  experiencing  favorable  demand for       Corporation
                    their  products and  services,  and which  operate in a favorable  competitive  and  regulatory environment.  The  Sub-advisor  seeks to identify  individual  companies  with earnings  growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen & Steers
                    securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
                    will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It
                    then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a   Sanford C. Bernstein
  MANAGED INDEX     particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        & Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by      Deutsche Asset
                    investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations     Management, Inc.
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated        Counseling
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Management Company
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established
                    companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total     Management, LLC
                    assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least     Management, LLC
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  (f/k/a PADCO Advisors
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the        II, Inc.)
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,           Inc.
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and
                    government-sponsored  agencies) and suppliers to financial services  companies.  The investment           Inc.
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite           Inc.
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the   Evergreen Investment
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Management Company,
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative           LLC
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's
                    investment  adviser  principally  chooses  companies which it expects will experience growth in   Management Company,
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market           LLC
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the   Management Company,
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than           LLC
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP  PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL POLICY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS  RECOMMENDED  THAT ONLY THOSE POLICY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
    NASDAQ 100      successful in meeting its objective,  it should gain approximately  twice as much as the growth   ProFund Advisors LLC
                    oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Investments LLC/
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are  trademarks  of the  McGraw-Hill
Companies,  Inc.  and have been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The
Portfolio  is not  sponsored,  endorsed,  sold or  promoted  by  Standard & Poor's and  Standard & Poor's  makes no representation regarding the advisability of investing in the Portfolio.

Dow Jones has no  relationship  to the ProFunds VP,  other than the  licensing of the Dow Jones sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and  neither  Standard & Poor's nor NASDAQ  makes any  representations regarding the advisability of investing in the ProFunds VP.

                                               ADDITIONAL PREMIUMS

[56]  When may I contribute  additional  Premiums and how much may I pay?  You may send us  additional  Premiums at any time  before the  Insured's  Age 100 and while the  Insured  is alive  unless the amount you have paid to-date  equals the then current  maximum we permit.  The amount of  additional  Premiums you may make may be limited by the test you elect for your  Policy to  qualify  as life  insurance.  The amount you may pay is flexible within the limits discussed below.

[57]  When do you allocate  additional  Premiums?  We allocate Net Premium  resulting  from an  additional  Premium payment to the investment options as of the Valuation Period we receive that Premium at our Office.

[58]  How do you allocate  additional  Premiums among the investment  options?  We allocate Net Premiums  resulting from  additional  Premium  payments  according  to  your  most  recent  instructions  to us.  If  you  are participating  in any  allocation  programs  we  agree  to  support,  such  as  any  program  of  periodic rebalancing of your Account Value among various investment  options,  we will allocate additional Premiums in accordance with such a program unless we receive alternate instructions.

[59]  What  is the  most I may pay in  total  while I own a  Policy?  The  maximum  you  may  pay  changes.  At any particular  time, it is the amount which,  at that time,  would not cause the Death Benefit to increase by more than the amount of the  Premium.  We reserve the right to require  new  evidence  satisfactory  to us that the Insured meets our underwriting  standards  before we agree to accept such Premium.  The amount of additional  Premiums  you may make may be limited by the test you elect for your Policy to qualify as life insurance.

[60]  What is the least  amount I may pay at any one time?  Unless  you must make a payment  to keep the  Policy in force, as discussed  below,  the minimum amount we accept as an additional  Premium depends on whether you have arranged to make periodic  withdrawals from a bank or other financial  institution ($100), or whether you make additional Premium payments directly ($500).

[61]  Will you accept an  additional  Premium if it causes my Policy to be treated as a MEC?  We will not apply the portion of any  Premium  that we  believe  would  require  us to treat your  Policy as a MEC if it was not previously  a MEC.  However,  if you  provide us with a notice In  Writing  that you  understand  that the additional  Premium will  require us to treat your Policy as a MEC, we will accept the Premium.  If you do not give us such notice,  we will return the  difference  between the amount you  submitted and any amount we apply as a Premium.

                                           KEEPING THE POLICY IN FORCE

[62]  What is the least  amount I must pay to keep the  Policy in force?  We cannot  know in  advance  any  minimum amount  that will be  required to keep the Policy from  ending  without  value.  This is because:  (1) the charges we deduct each month are based on your  Account  Value,  which may increase or decrease due to the performance  of the investment  options;  (2) we retain the right to decrease or increase the current cost of insurance rates,  subject to the guaranteed  maximums in the Policy; and (3) you may request and we may agree  to a  change  in the  Death  Benefit  Option  and/or  the  Specified  Amount.  If,  on any  Monthly
         Processing  Day, your Cash Value is insufficient  to pay the current  deductions,  a 61-day "grace period"
         begins.  If you enter the grace  period,  we will send you a notice of how much you have to pay before the end of the  grace  period  to  keep  the  Policy  in  force.  You may  also  qualify  for  the  guaranteed continuation provision, discussed below.

[63]  Can the Policy end because of poor  investment  performance?  The Policy could enter the grace period because of poor  investment  performance  combined with the  deduction of the Policy's  fees and charges.  If that were to occur and,  by the end of the grace  period,  there was not enough Cash Value to deduct the unpaid charges, the Policy would end, unless you qualify for the guaranteed continuation provision.

[64]  What is the  guaranteed  continuation  provision?  During  the first ten  Policy  Years or until the  Insured reaches Age 80,  whichever  is earlier,  you may qualify for a  guaranteed  continuation  provision if the cumulative  amount of  Premium  you have  paid,  less any  withdrawals  and any  Debt,  is not less than a specified  minimum  for each Policy  Month times the number of Policy  Months  since the Policy  Date.  We call the  specified  minimum for each Policy Month the  "monthly  continuation  amount".  Your Policy must meet this cumulative  Premium test each Policy Month to qualify under this  provision.  If you qualify for continuation  under this  provision,  we  guarantee  that your Policy  will not enter into a grace  period until the earlier of the 10th Policy  Anniversary or the Insured's Age 80.  However,  the Death Benefit in
         effect  during the period that the  guaranteed  continuation  provision  applies will be fixed as shown in the Policy.  NOTE:  Where allowed by law,  Policies  issued to an  Insured(s) in a substandard  risk class may not be eligible for the guaranteed continuation provision.

         For  example,  if the monthly  continuation  amount is $500 and your Policy was in its 20th Policy  Month, the sum of the monthly  continuation  amounts would be $10,000.  Therefore,  for purposes of this example, the  guaranteed  continuation  provision  would  apply in the 20th  Policy  Month if you had paid at least
         $10,000 to that point,  and would apply in the 21st  Policy  Month if you had paid at least  $10,500 up to the 21st  Policy  Month,  assuming  there is no Debt.  We adjust the  monthly  continuation  amount  going forward after any increase or decrease to the Specified Amount in the first 10 Policy Years.

                                        TRANSFERS AND ALLOCATION SERVICES

[65]  May I transfer Account Value between  investment  options?  You may transfer Account Value between investment options,  but there are limits,  as well as potential  charges,  which are discussed above in the question
         "How much is the transfer  fee,  and when must I pay it?" We permit the agent of record to make  transfers on your behalf unless you give us other instructions.

[66]  Are there any limits on  transfers?  No transfers  are  permitted  when the Policy is in its "grace  period."
         In order to maintain  Account Value in an investment  option after  transferring a portion of your Account
         Value out of that  investment  option,  we reserve the right to require that there be at least  $500.00 in such  investment  option after the  transfer.  If, as a result of the  transfer,  there would be less than
         $500.00 in an investment  option,  we reserve the right to transfer the  remaining  Account Value pro rata to the  investment  option(s) that you were  transferring  to. We retain the right to impose a limit of 20 free transfers per Policy Year,  including transfers  involving Fixed Allocations.  Unless such a limit is in effect,  there is no limit on the number of transfers that only involve  variable  investment  options, or the number of transfers from variable  investment  options to make Fixed  Allocations.  However,  we do limit  each  transfer  from  Fixed  Allocations  that are to be  effective  on any day other than a Policy
         Anniversary to the greater of 25% of the Account Value in your Fixed  Allocations  or $1,000.  If you make such a transfer from your Fixed  Allocations,  you cannot make another such transfer  until either 90 days has  passed  or the  next  Policy  Anniversary  occurs.  We also  retain  the  right  to  refuse  or limit transfers,  either for one Owner or a group of Owners,  if we  believe  there may be adverse  consequences for other Owners.

[67]  What are 'allocation  services'?  Allocation services are programs that automatically  transfer Account Value between  investment  options.  We may waive or reduce the minimum  amounts  required for  transfers  noted
         above when your Policy is participating in certain  allocation  programs,  including,  but not limited to, static rebalancing  programs.  However,  any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

[68]  What  allocation  services  does  American  Skandia  provide?  We support  dollar cost  averaging  and static rebalancing.  Dollar cost averaging  allows you to  systematically  transfer an amount  periodically  from one  investment  option to one or more other  investment  options.  With  static  rebalancing,  you choose allocation  percentages for the  Sub-accounts  into which you allocate Account Value.  However,  over time the performance of the variable  investment  options will differ,  causing your percentage  allocations to shift.  Periodically,  we will "rebalance"  your  allocations by transferring the appropriate  amount from the  "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your  allocations to the percentages  you  request.  We do not  currently  make a charge for  supporting  dollar cost  averaging or static rebalancing.

                                                      LOANS

[69]  When can I take a loan?  We offer  loans  using  Account  Value as  collateral.  Where  permitted  by law, we reserve the right to limit the number of loans in each  Policy  Year.  The Insured  must be alive when you take a loan (if there are two  Insureds,  at least one must be alive  when a loan is  taken).  Subject  to our rules, on the Policy Date we will establish a loan equal to the  outstanding  indebtedness on previous life insurance exchanged for a Policy.

[70]  Is this type of loan  tax-free?  We do not treat  loans as a  distribution  and  therefore  do not report any taxable  income  unless we believe  your Policy  should be treated as a MEC.  The actual  treatment of the loan will depend on your particular circumstances.

[71]  How much is  available  for a loan?  The maximum  amount  available as a loan is equal to 90% of your current
         Cash Value.  The minimum amount you may borrow is $1,000.

[72]  What  happens  to the  Account  Value if I take a loan?  When  you take a loan,  we  transfer  Account  Value equal to the amount of the loan into the Loan  Account.  Account  Value in the Loan Account is  maintained in our  general  account.  Unless  you give us  different  instructions,  we move  Account  Value from the variable  investment  options and the Fixed  Allocations  in the same  proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

         The impact of a loan on your  Account  Value may be  positive  or  negative.  At the time a loan is taken, there is no impact.  However,  if the  interest  rate  credited  to Account  Value in the Loan  Account is greater  than what would be earned in the  investment  options,  the loan will have a  positive  impact on your Account  Value.  If the interest rate credited to Account Value in the Loan Account is less than what would be earned in the  investment  options,  the loan will have a negative  impact on your Account Value.
         Because a loan can impact the  Account  Value,  it may also have an impact on the Minimum  Required  Death
         Benefit and, possibly, the Death Benefit.

[73]  What are "preferred  loans" and "standard  loans"?  We determine what portion of a loan is a "preferred loan"
         and what  portion is a "standard  loan" at the time you take the loan.  Whether a loan is  "preferred"  or
         "standard"  depends on the amount of the loan relative to your  Policy's Cash Value.  Loans of 25% or less of the Policy's  Cash Value are treated as  "preferred"  loans.  Loans of greater then 25% of the Policy's
         Cash  Value are  treated  as  "standard"  loans.  We  determine  whether  your loan  should be  treated as
         "preferred"  or "standard" at the time it is made based on the cumulative  amount of outstanding  loans at that time.  A loan retains its character as "preferred" or "standard" until it is repaid.

[74]  What is the interest rate charged on loans?  We charge  interest on "preferred"  and "standard"  loans at the rate of 6.0% per year,  compounded  yearly,  in  arrears.  Each  Policy  Anniversary  that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

[75]  Does Account Value in the Loan Account earn interest?  We currently  credit  interest to Account Value in the
         Loan Account on "preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  We currently credit interest  to  Account  Value in the Loan  Account  on  "standard"  loans  at the rate of 5.85%  per  year, compounded  yearly.  However,  with respect to "preferred" and "standard"  loans, to the extent  permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

[76]  Once a loan is taken,  does American  Skandia ever require more  'collateral'  in the Loan Account?  Yes. The
         Loan Account acts as  collateral  for any loans from us. We monitor the Debt and the Account  Value in the
         Loan  Account to assure  that they are equal to each  other.  Therefore,  on each  Policy  Anniversary  we equalize  the Debt and the Account  Value in the Loan  Account.  If the Debt is larger due to  outstanding loan  interest,  we transfer  Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

         We also match up the Debt and the Loan  Account  when you repay any  portion of the Debt.  If the  Account
         Value in the Loan  Account  then  exceeds the Debt,  we  transfer  the excess  pro-rata to the  investment options  which you are  utilizing  at that time.  Any amount then  allocated  to the fixed  option will be treated as a separate Fixed Allocation.

[77]  Do I have to repay the loan?  What  happens at the  Insured's  death if I have not  repaid the loan?  You are not  required to repay the loan while the Insured is alive.  If there is any  outstanding  Debt when Death
         Proceeds  are due, we subtract  the Debt from the Death  Benefit as part of the  calculation  of the Death
         Proceeds.

[78]  What  happens  if I repay any  portion  of the loan?  The amount of Debt is reduced by the amount of any loan repayment.  Loan  repayments are used to repay  "standard"  loans first and  "preferred"  loans only after all outstanding  "standard"  loans have been repaid.  Loan  repayments  reduce the amount of principal and loan interest  proportionately  based on the ratio between principal and loan interest as of the Valuation
         Date the loan repayment is applied.  We allocate any loan  repayment to the variable  investment and fixed options  pro-rata  based on the Account  Value in each  investment  option as of the  Valuation  Period we receive  your loan  repayment.  Any  amount  then  allocated  to the fixed  option  will be  treated  as a separate Fixed Allocation.

[79]  May I borrow from the Policy to make Premium  payments?  No. We will not accept  instructions  to borrow from your Policy and use the loan to make Premium payments.

[80]  If I have an  outstanding  loan and send in money,  do you use it to repay the loan or do you  consider  it a
         Premium  payment?  We treat such funds as Premium or loan repayment in accordance with your  instructions, to the extent such  instructions  comply with limitations such as the then applicable  maximum Premium for the  Policy.  If you send us funds and do not  specify  whether the money is to be used as a Premium or to repay a loan,  we treat the money as a Premium  payment  to the  extent  such  amount  does not exceed the maximum  Premium  then  allowed.  We will return to you any amount that  exceeds the maximum  Premium then allowed.

                                               PARTIAL WITHDRAWALS

[81]  When can I make a partial  withdrawal?  The Policy  has a limited  amount of  liquidity  during the first ten
         (10)  years.  During  that  period,  you  can  only  make  withdrawals  under  certain   medically-related
         circumstances  or from premium  amounts made in excess of certain  limits.  We allow  partial  withdrawals while  the  Insured  is  alive  up to a  maximum  of 90% of  the  Cash  Value,  subject  to the  following limitations:

|X|   In the first ten Policy Years,  we permit a partial  withdrawal if such a withdrawal  meets the  requirements for a medically-related waiver, as described in the section "Medically Related Waiver".

|X|   After the tenth Policy Year, you may take up to the maximum partial withdrawal amount as discussed below.

|X|   At any time, you may withdraw  amounts that  cumulatively do not exceed the total of any Exempt Premiums less the Exempt Premiums previously withdrawn.

|X|   You may not make a  partial  withdrawal  of less  than  $1,000  and the Cash  Value  subsequent  to a partial withdrawal must be at least $1,000.

[82]  What happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce your  Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless you give us different  instructions,  we take  Account  Value from the  variable  investment  options and the Fixed
         Allocations in the same  proportion as your Account Value in the investment  options on the Valuation Date we take such Account  Value.  If you have  multiple  Fixed  Allocations,  amounts are taken on a "last in, first out" basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

[83]  Is there a charge for a partial withdrawal?   We charge a $25.00 transaction fee on any partial withdrawal.

[84]  Does a partial  withdrawal  affect the Death Benefit?  A partial  withdrawal will have an immediate impact on the Death Benefit.  A partial  withdrawal  always reduces the Minimum Required Death Benefit,  because the
         Minimum  Required  Death Benefit is based on the Account  Value.  A partial  withdrawal  also results in a reduction to the  Guaranteed  Minimum Death  Benefit.  If you are using Death Benefit Option I, III or IV, the  Basic  Death  Benefit  is  reduced  by the  lesser  of:  (1) the  amount of the  partial  withdrawal, including  the amount of the  transaction  fee; or (2) the extent  required such that,  immediately  after such  reduction,  the  Specified  Amount  equals the higher of the  recalculated  Minimum  Required  Death
         Benefit and the recalculated  Guaranteed Minimum Death Benefit.  If you are using Death Benefit Option II, the Specified Amount is not reduced by a partial withdrawal.

         If a partial  withdrawal  occurs on or after Age 100, it reduces the Death  Benefit by the exact amount of the partial  withdrawal  plus the partial  withdrawal  transaction  fee,  because on or after that Age the
         Death Benefit equals the Account Value.

                                                    SURRENDERS

[85]  When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel  period as long as the Insured is alive.

[86]  What is paid out when a Policy is surrendered?  If you surrender the Policy, we will pay you the Cash Value.

                                            ACCELERATED DEATH BENEFIT

[87]  What is an  accelerated  death  benefit?  An  accelerated  death  benefit  is  pre-payment  to the Owner of a portion of the Death Proceeds.  The maximum we will pay,  before any  reductions,  is the lesser of 50% of the Death  Benefit or  $250,000.  The  actual  amount is reduced  by a  12-month  interest  rate  discount
         (currently  6.0%) and a  pro-rata  portion of any Debt,  based on the ratio by which the Death  Benefit is reduced as a result of the payment of the  accelerated  death benefit.  We reserve the right to change the interest rate discount percentage.

[88]  When will  American  Skandia  make such a payment?  We will make such a payment  one time,  where  allowed by law,  based on the Owner's  request.  The Insured  may not  request  such a payment  unless the Insured is
                            -------
         also the Owner. We only make the payment if we receive all our  requirements.  Our  requirements  include, but are not limited to, proof  satisfactory to us In Writing that the Insured (the last surviving  Insured if there are two Insureds)  became  terminally ill, as defined in your Policy:  (a) at least 30 days after the Issue  Date;  or (b) as a result of an accident  that  occurred  after the Issue  Date.  To the extent permitted  by law,  we will  change our  procedures  in  relation  to this  benefit or the  definition  of terminally ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.

[89]  What  happens  to the  remaining  benefits  if  American  Skandia  makes  such a  payment?  If we make such a payment,  we first reduce the Policy's benefits and any Debt  proportionately.  For example,  if the Death
         Benefit  before such a payment is $200,000 and we make an  accelerated  Death Benefit  payment of $50,000, we reduce the Death Benefit by the ratio of the payment to the then current Death  Benefit,  which in this case is by 25%, to $150,000.  We also reduce the Maximum  Annual  Assessable  Premium.  You should consult a tax advisor on the tax  consequences  of such a payment.  Please refer to Appendix F for a  hypothetical illustration of the accelerated death benefit provision.

                                             MEDICALLY-RELATED WAIVER

[90]  What is a  medically-related  waiver?  A  medically-related  waiver  is a waiver of the  contingent  deferred sales  charge that would  otherwise  apply to a  surrender.  A  medically-related  waiver also is the only context  in which we permit a partial  withdrawal  in the first ten  Policy  Years of  amounts  other than
         Exempt  Premium.  No contingent  deferred sales charge or partial  withdrawal  transaction  fee applies to such a  partial  withdrawal.  A  medically-related  waiver  is  available  by rider to the  Policy  and is currently at no charge to you.

[91]  When would  American  Skandia  waive the  contingent  deferred  sales  charge?  We will waive the  contingent deferred  sales  charge,  where  allowed  by law,  if you  provide  us with all of our  requirements.  Our requirements  include,  but are not limited to, proof  satisfactory to us In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has  continuously  been confined to a long term care  facility,  such as a nursing home or a hospital,  as defined in the rider,  for at least a specified amount of time, and that such confinement started after the Issue Date.

[92]  Are there any  restrictions on  medically-related  waivers?  We will only consider  providing this benefit on amounts up to $500,000.  The $500,000  maximum will apply  regardless of when taken, on any life insurance policy or annuity  contract  issued by American  Skandia  where the Insured  under this Policy is named as the Insured,  Owner or Annuitant  under the other policy or  contract.  However,  once we have  approved a medically-related  waiver,  should you choose to only take a partial withdrawal,  the waiver will apply to any subsequent  withdrawals or surrender,  subject to the $500,000  cumulative limit.  NOTE: Where allowed by  law,  Policies  issued  to an  Insured(s)  in a  substandard  risk  class  may not be  eligible  for a medically-related waiver.

[93]  What  happens to the  remaining  benefits  if  American  Skandia  makes such a payment in  connection  with a partial  withdrawal?  A  partial  withdrawal  during  the  first  ten  Policy  Years  for which we grant a medically-related  waiver  has the same  impact on the  remaining  benefits  that  results  from any other partial withdrawal. You should consult a tax advisor on the tax consequences of such a payment.

                                                      RISKS

[94]  What are the risks,  and who takes the risks?  We bear the risk that,  for all the  Policies  we issue,  when
                                                     --
         considered  together,  our expenses exceed our charges,  including the expense of providing the difference at death between the Account Value and the Death Benefit.  We also bear the  investment  and  reinvestment
                                                                    --
         risk in providing interest crediting  guarantees to Fixed Allocations and to the Loan Account,  as well as for any  settlement  options that assume a fixed rate of return.  We also bear the risk of having to waive
                                                                           --
         monthly  charges we would  otherwise  deduct under the  guaranteed  continuation  provision.  You bear the
                                                                                                       ---
         investment risk when allocating Account Value to any variable  investment  option,  since that will affect the amount available for any loans,  partial  withdrawals or surrender.  You bear a liquidity risk because
                                                                                  ---
         you may not make partial  withdrawals  except under limited  circumstances  and in limited  amounts during the first ten (10) Policy Years,  although  amounts are available as loans.  Any  irrevocable  beneficiary
                                                                                      -----------------------------
         bears  the  risk as to the  Death  Proceeds,  which  may be  affected  by  investment  performance  of the investment  options,  the age at which the  Insured  dies (if at such time the amount paid is based on the
         Minimum  Required  Death  Benefit),  any loan or  withdrawal  activity by the Owner prior to the Insured's death or payment of an accelerated death benefit.

                                                   OTHER RIGHTS

[95]  Do I have any other  rights if I buy a Policy?  There are certain  other  ownership  rights you may  exercise under a  Policy.  You may name one or more  Beneficiaries.  You may make that  designation  "irrevocable,"
         which means it cannot be changed.  If you do not  designate the  Beneficiary  as  irrevocable,  you retain the right to change the Beneficiary  before the Insured dies.  However,  all Beneficiary  designations are subject to our acceptance,  to the extent  permitted by law. You also may transfer,  pledge or assign your
         Policy,  which may trigger a currently  taxable  event.  You should only  transfer,  pledge or assign your
         Policy after  consulting  with a competent tax advisor.  You may exercise voting rights in relation to the applicable  Portfolios.  Some of these  rights  may be  limited  depending  on the  usage of your  Policy, especially  if we  permit  it to be held in  connection  with  certain  retirement  plans  designed  to be
         "qualified" plans under the Code.

                                              THE INSURANCE COMPANY

[96]  Who is American Skandia?  American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states and the District of Columbia.
         American  Skandia is a  wholly-owned  subsidiary  of American  Skandia,  Inc.,  whose  ultimate  parent is
         Skandia  Insurance  Company Ltd., a Swedish company.  Two of our affiliates,  American Skandia  Marketing,
         Incorporated,  and American Skandia Information Services and Technology  Corporation,  may provide certain administrative  functions  for us.  We may  also  engage  various  independent  firms to  provide  various administrative  functions for us. Another affiliate,  American Skandia Investment Services,  Incorporated,
         currently acts as the investment  manager to American  Skandia Trust,  one of the underlying  mutual funds whose Portfolios are available as variable  investment  options.  We currently  engage Skandia  Investment
         Management,  Inc., an affiliate  whose indirect  parent is Skandia  Insurance  Company Ltd., as investment manager  for our  general  account.  We are  under no  obligation  to  engage or  continue  to engage  any investment manager.

         American  Skandia is in the business of issuing  variable  annuity and variable life insurance  contracts.
         American Skandia  currently  offers the following  products:  (a) flexible premium deferred  annuities and single  premium  fixed  deferred  annuities  that are  registered  with the SEC;  (b) certain  other fixed deferred  annuities  that  are not  registered  with  the  SEC;  (c) both  fixed  and  variable  immediate adjustable  annuities;  and (d) a single premium  variable life insurance  policy that is registered  with the SEC. No company  other than  American  Skandia  has any legal  responsibility  to pay amounts  that it owes under its variable annuity and variable life insurance contracts.

                                               THE SEPARATE ACCOUNT

[97]  What supports  American  Skandia's  obligation to me if I buy a Policy?  The benefits  provided by the Policy are our  obligations.  The assets  supporting our obligations  equaling the Account Value allocated to the variable  investment  options  are held in our  Separate  Account  F. We  maintain  assets in our  general account to support our  obligations:  (1) equal to the Account Value  allocated to the fixed  option;  (2)
         equal to the Account  Value in the Loan  Account;  (3) for any  settlement  option;  and (4) for any other obligation we may have in relation to a Policy.

         The Separate  Account was established  under the laws of Connecticut.  Assets in the Separate  Account may support  obligations  created in relation to the Policies  described in this  Prospectus or other policies we offer.  We are the legal  owner of the  assets  in the  Separate  Account.  Income,  gains and  losses, whether or not  realized,  are credited or charged to the Separate  Account  according to the terms of the
         Policies and any other  policies  supported by the assets in the Separate  Account  without  regard to our other  income,  gains or losses or to the income,  gains or losses in any other of our separate  accounts.
         We will maintain  assets in the Separate  Account with a total market value at least equal to the reserves and other  liabilities  we must  maintain in relation to the life  insurance  policies  supported  by such assets.  These assets may only be charged with liabilities that arise from such life insurance policies.

         Separate  Account F is registered with the U.S.  Securities and Exchange  Commission (the "SEC") under the
         Investment  Company Act of 1940 as a unit investment trust,  which is a type of investment  company.  This does not involve any  supervision  by the SEC of the investment  policies,  management or practices of the
         Separate  Account or of us. The Separate  Account  meets the  definition of "separate  account"  under the federal securities law.

         The only  Sub-accounts  available to you are those  offered in this  Prospectus.  These  Sub-accounts  are available as  investment  options for other  policies we offer.  Sub-accounts  are  permitted to invest in
         Portfolios  we consider  suitable.  The  Portfolios  in which the  Sub-accounts  invest are  available  to
         Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other insurers and of various  qualified  retirement plans may also invest in the Portfolios.

                                                      TAXES

[98]  What are the taxes  associated  with the Policy?  The following  are some brief summary  answers to questions about Federal  income taxes.  Federal and state tax laws,  as well as the  interpretations  of those laws, change.  In addition,  we do not know your particular  circumstances,  which is one of a number of reasons why we cannot  give you tax  advice.  You should  consult a  professional  tax  advisor for tax advice for your particular  situation.  You should also be sure to read the "Additional Tax  Considerations"  section appearing later in this Prospectus,  which includes,  but is not limited to, information  regarding estate taxes.

[99]  Will my Beneficiary  pay taxes on the Death Proceeds?  Under most  circumstances,  the  Beneficiary  does not pay any income tax on the Death Proceeds.

[100] Is  gain in the  Policy  taxed  every  year?  Generally,  any  gain in the  Policy  is not  taxed  currently.
         However, the treatment of gain when a MEC is assigned is discussed below.

[101] How are amounts that I receive  before the  Insured's  death taxed?  If your Policy is not being treated as a
         MEC,  amounts you receive as a partial  withdrawal  or if you  surrender  the Policy are deemed for income tax purposes to come first from your basis in the Policy.  That means you may  withdraw  your basis before you are  considered to have  withdrawn any gain.  Any gain  withdrawn is taxed as ordinary  income.  Under most circumstances, taking a loan does not result in any income tax consequences.

[102] Under what  circumstances  might the Policy or any amounts  taken out be treated  differently  for income tax purposes?  The tax  treatment  of any life  insurance  policy and any  distribution  while the  Insured is alive will be  different  if the policy is deemed:  (1) not to qualify as life  insurance  under the Code;
         or (2) to be a MEC.  The Code  defines  life  insurance in such a way as to limit the amount of money that can be put into a life insurance  policy and receive the tax preferences  provided for life insurance.  We expect to  administer  the  Policies  such that the death  benefits  will  always  receive  the  treatment accorded life insurance death benefits under the Code.  However,  the Code has a second,  more restrictive limit as to how much money may be  contributed  if the  taxpayer  is to receive all the tax  benefits  for life insurance  policies  under the Code,  such as tax-free  loans and  "first-in/first-out"  treatment of distributions.  If the amount  contributed  violates this second,  more restrictive limit, the Policy will be treated as a MEC and will not receive many of the tax  preferences  of life  insurance  policies.  This second  limit,  sometimes  known as the "7-pay  test",  is defined as paying  more  during the first seven years of a policy than the amount that would be paid if the policy  provided  for paid up future  benefits after seven level annual premiums.  Any changes to a Policy which is considered,  for tax purposes,  to be a "material  change,"  including,  but not limited to, a reduction in the Death Benefit at any time as may occur  after a partial  surrender,  or a change in the  Specified  Amount,  require  us to test the Policy again for compliance with the 7-pay test based on the changes to the Policy.

[103] How is a "MEC" treated  differently from other life insurance  policies?  Some of the key ways in which a MEC is treated  differently  from other life  insurance  policies  are:  (a)  amounts you receive as a partial withdrawal,  loan,  or if you  surrender  the Policy are deemed for income tax purposes to come first from any gain at the time of the  transaction  ("last  in/first  out"  treatment);  (b)  distributions  of gain before  the  taxpayer's  age 59 1/2are  subject  to a 10%  penalty  unless  an  exception  applies;  and (c)
         assignments  or  pledges  as  collateral  for a loan are  deemed a  distribution.  Gain  subsequent  to an assignment or pledge will be reported as if it is  distributed  each year.  However,  death  benefits paid from a MEC are treated the same as from other life insurance policies.

                                              AVAILABLE INFORMATION

[104] How can I find  out more  about  this  offer?  You  first  should  review  the  rest of this  Prospectus  for additional  information.  This  Prospectus  is  part of the  registration  statement  we  filed  with  the
         Securities and Exchange  Commission  regarding this offering.  Additional  information on American Skandia and this offering is available in that registration  statement and accompanying  exhibits.  You may obtain copies of these  materials at the  prescribed  rates from the SEC's Public  Reference  Section,  450 Fifth
         Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy the  registration  statement  and the accompanying  exhibits at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's  Regional  Offices,  The  Woolworth  Building,  233  Broadway,  New York,  NY and 175 W. Jackson
         Boulevard,  Suite 900, Chicago, IL. These documents,  as well as documents incorporated by reference,  may also be obtained through the SEC's Internet Website  (http://www.sec.gov)  for this registration statement
                                                               ------------------
         as well as for other registrants that file electronically with the SEC.

                                  MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                                            PROVIDING SERVICES TO YOU

You   can   reach   us   by    telephone    at    1-888-554-3348    or   through    our    Internet    Website   at
http://www.americanskandia.com.  We may require  that you provide us with proper  identification  before we release information  about your  Policy or accept  instructions  received  over the phone,  the  Internet  or via any other electronic  means.  We may require  that you provide your Social  Security or tax  identification  number.  We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a Policy.  To the extent permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim,  loss,  liability  or expense in  connection  with a  transaction,  including  but not limited to a transfer between  investment  options,  over the phone, the Internet or via any other electronic means.  However,  this will only be the case if we or such  authorized  person  acted:  (a) in good  faith  reliance  that you  authorized  the transaction;  and (b) on reasonable  procedures to identify you or your  designee  though a number of  verification
methods.   These  methods  may  include   recording  phone   conversations,   requesting  Social  Security  or  tax
identification  numbers,  PINs,  confirming  electronic  mail  addresses,  or similar  means.  We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may require that you submit  forms In Writing for certain  transactions.  We require the written  consent of all joint Owners for any transaction for which we require the Owner's written consent.

Transactions  requested  via telephone are  recorded.  To the extent  permitted by law, we will not be  responsible for any claims,  loss,  liability  or expense in  connection  with a  transaction  requested  by telephone or other electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions  on your Policy using  verification  methods which may include a request for your Social  Security  number,  PIN or other form of  electronic  identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or express mail will be the only means by which we will accept transaction instructions when telephonic,  facsimile,  Internet or any other  electronic means are unavailable or delayed.  American Skandia reserves the right to limit,  restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

                                                   DESIGNATIONS

Certain  designations  apply to a Policy - the  Owner,  the  Insured  and the  Beneficiary.  All  designations  are subject  to our rules and our  acceptance.  We assume  all  designations,  other than the  Insured,  are  revocable unless you tell us  otherwise.  You should  consult  with a competent  tax  advisor on the income  tax,  estate and inheritance  tax  implications of various  designations.  You should also consult with a competent legal advisor as to the  implications of certain  designations in relation to an estate,  bankruptcy and community  property,  where applicable, as well as other matters.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved  to  Owners  are then held as joint  tenants  with  rights  of  survivorship  unless  you  provide alternative  instructions.  Naming  someone  to be the Owner  other  than the payor of the  Premium  may have gift, estate or other tax implications.

We assume the  Beneficiary  is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

                                              NET INVESTMENT FACTOR

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  Valuation  Period is the net investment  factor for that Valuation  Period,  multiplied by the Unit Price for the immediately  preceding
Valuation Period.  The net investment factor is (1) divided by (2), less (3), where:

(1)   is the net result of:

(a)   the net asset value per share of the underlying Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued)
                  by the Portfolio; plus or minus

(b)   any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)   is the net result of:

              (a) the net asset value per share of the underlying Portfolio at the end of the preceding
              Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3)   is the mortality and expense risk charges and the administration charge.

                                               ALLOCATION PROGRAMS

We may provide  administrative  support for various  programs  that  automatically  transfer  Account Value between certain  investment  options at  scheduled  times.  These  include  dollar cost  averaging  and static  rebalancing
(periodic  rebalancing of Account Values between  investment  options to conform to preset  percentages).  However, we only offer to support such allocation  programs  according to our rules.  While we are offering to support these programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.

We may also provide  administrative  support for various  allocation  programs  that may be made  available by your investment  professional.  These may include  various asset  allocation and market timing  programs.  We only offer to support such  programs  according  to our rules.  These rules may  include,  but are not limited to,  receipt of your  authorization In Writing  permitting a investment  professional to make transfers between  investment options on your behalf,  or to enroll your Policy in one of the  allocation  programs  for which we provide  administrative support.  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any  investment  professional  you  authorize  may or may not be  appointed  by us as our  agent  for  the  sale of
Policies.  However,  we do not  engage  any agent of record or any third  parties  to offer  investment  allocation services  of any  type,  so that  persons  or firms  offering  such  services  do so  independent  from any  agency relationship  they  may  have  with us for the  sale of  Policies.  We  therefore  take no  responsibility  for the investment  allocations  and transfers  transacted  on your behalf by such third  parties,  in accordance  with any allocation  programs  employed by such third  parties or any  investment  allocation  recommendations  made by such third  parties.  While we offer  support for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs and do not  guarantee  to always  continue  support for those  programs we currently support or may  support in the  future.  We do not  charge you for the  administrative  support we provide to these third parties.

                                             LIMITATIONS ON TRANSFERS

We retain  the right to refuse  transfers,  either  for one Owner or a group of Owners,  if we  believe  that:  (a)
excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on
Unit Prices or the share prices of the  Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or  redemption of shares is to be restricted  because of excessive  trading or a specific  transfer or group of  transfers is deemed to have a  detrimental  effect on the share  prices of affected  Portfolios.  Without limiting  the above,  the most likely  scenario  where  either of the above  could occur would be if the  aggregate amount  of a trade or trades  represented  a  relatively  large  proportion  of the  total  assets of a  particular
Portfolio.  Under  such a  circumstance,  we will  process  transfers  according  to our rules  then in effect  and provide notice if your transfer  request was denied.  If a transfer  request is denied,  a new transfer request may be required.

                                          DEATH DURING THE GRACE PERIOD

We deduct the unpaid  charges  from the Death  Benefit  when  calculating  the Death  Proceeds if the Insured  dies during a grace period.

                                                  REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must receive this  application  In Writing at our
Office  within  five years of the date the lapse  occurred  as measured  from the end of the grace  period.  We may require  evidence of  insurability  satisfactory  to us. In order to reinstate your Policy,  you also must pay us a reinstatement amount, including any applicable charges.

                                                     MATURITY

We currently do not require that the Cash Value of the Policy be paid out as of any  "maturity  date".  There is an assumed  maturity date for purposes of compliance  with various state  insurance  requirements  and for purposes of meeting  certain  tests  under the Code.  Should we come to believe  that the Cash Value must be paid out as of the assumed  maturity date in order to comply with state or Federal  requirements,  then a Policy will mature as of the
Policy  Anniversary  on which the  Insured is Age 100.  If there are two  Insureds,  a Policy  "matures"  as of the
Policy  Anniversary  on which the younger  Insured is Age 100 or would have been Age 100 if the younger  Insured is then  deceased.  If we must  implement  a maturity  date,  we will pay out the Cash Value once the Policy  matures.
The  Policy  will  then end,  and we will not have any more  obligations  under  the  Policy.  Certain  rights  and benefits under the Policy may be restricted after Age 100.

                                               PRICING TRANSACTIONS

We "price" charges,  transfers,  distributions  and payments on the date indicated below. If such  transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

     (1) "Scheduled"  transactions such as monthly  deductions,  transfers and distributions are "priced" according to the Unit Price next computed after the date such  transactions  are scheduled to occur.  However,  if a transaction  is  "scheduled"  to occur on a day other  than a  Valuation  Day,  such  transaction  will be processed  and  priced  on the  next  Valuation  Day  following  the  scheduled  transaction.  "Scheduled"
         transactions  include,  but are not  limited  to,  all  charges  deducted  on a Monthly  Processing  Date, equalization  of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost  averaging  program or transfers  previously  scheduled with us at our Office as part of any rebalancing,  asset allocation or similar  program,  or any program of scheduled  distributions.  However, we price  scheduled  periodic  payments which you authorize to be  transferred  from an account at another financial  institution for additional Premiums or loan repayments as "unscheduled"  transactions,  because we cannot control the administrative processing of the other financial institution.

     (2)  "Unscheduled"  transactions such as transfers,  loans or partial  withdrawals that are not subject to the medically-related  waiver  provision  are  "priced"  according  to the Unit Price next  computed  after we receive the request for such  transactions at our Office.  "Unscheduled"  transfers  include any transfers processed in conjunction  with any market timing  program,  or transfers not previously  scheduled with us at our Office  pursuant to any  rebalancing,  asset  allocation or similar program which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers  received  pursuant to an authorization to accept  transfer  instructions  using  voice or data  transmission  over the phone are priced as of the
         Valuation  Period we  receive  the  request  at our Office  for such  transactions.  We price  unscheduled payments  sent to us as of the date we  receive  such  amounts at our  Office.  These  include  additional
         Premiums,  loan  repayments,  and  payments  to  keep a  Policy  in  effect  during  a grace  period  or a reinstatement payment.

     (3) We price surrenders,  withdrawals  subject to the  medically-related  waiver provision,  accelerated death benefit  payments and payment of Death  Proceeds as of the date we receive at our Office all  materials we require for such transactions and such materials are satisfactory to us.

                                              DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a  period  not to  exceed  the  lesser  of six  (6)  months  or the  period  permitted  by law.  If we  defer a distribution  or transfer from any Fixed  Allocation or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar  days from the date the  transaction  is effected.  This is a delay  in  payment  only,  and is not a delay  in the  pricing  of any  such  distribution  or transfer.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

All procedures,  including  distributions,  based on the valuation of the  Sub-accounts may be postponed during the period:  (1) the New York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the
New York Stock  Exchange is restricted as  determined by the SEC; (2) the SEC permits  postponement  and so orders;
or (3) the SEC  determines  that an emergency  exists  making  valuation or disposal of securities  not  reasonably practical.

                                                      VOTING

You have  voting  rights in  relation  to Account  Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to Account  Value  maintained  in any Fixed  Allocations,  in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole  discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather than on behalf of
Owners,  or any share as to which we have not  received  instructions,  in the same  manner and  proportion  as the shares  for which we have  received  instructions.  We will do so  separately  for each  Sub-account  from  various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for a Portfolio  will be determined  as of the record date for such  Portfolio as chosen by its board of trustees or board of directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the board of  trustees  or board of directors,  as  applicable;  (b) changing the  independent  accountant;  (c) approval of changes to the  investment advisory  agreement  or  adoption  of a new  investment  advisory  agreement;  (d) any  change  in the  fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the applicable  Portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without  obtaining  shareholder  approval  of  the  changes.  This  exemption  (which  is  similar  to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to  shareholders  following these types of changes.

                                         TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your rights in a Policy may be transferred,  assigned or pledged at any time.  These  transactions  may be subject to income  taxes and certain  penalty  taxes,  depending  in part on whether your Policy is treated as a
MEC. You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be deemed to know of or be obligated  under any assignment  prior to our  receipt  and  acceptance  thereof.  We  assume  no  responsibility  for the  validity  or sufficiency of any assignment.

                                                     REPORTS

We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted by law and subject to your consent,  to provide any prospectus,  prospectus  supplements,  confirmations, statements  and  reports  required  by  applicable  law or  regulation  to you  through  our  Internet  Website  at
http://www.americanskandia.com  or  any  other  electronic  means,  including  diskettes  or CD  ROMs.  We  send  a confirmation  statement  to you  each  time an  unscheduled  transaction  is made  affecting  Account  Value.  Such transactions will generally include changes in investment  allocation or transfers among investment options,  loans and loan  repayments,  partial  surrenders  or  withdrawals,  and any  charges  associated  with  such  unscheduled transactions.  We also send  quarterly  statements  detailing the activity  affecting  your Policy during the prior quarter,  including all  scheduled  and  unscheduled  transactions.  To the extent  permitted by law, some types of scheduled  transactions  will only be confirmed on a quarterly  basis.  Such  transactions  will generally  include those  pre-authorized  charges deducted on the Monthly  Processing  Date. You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be reported to us at our Office as soon as possible to assure  proper  crediting  to your  Policy.
For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate unless you notify us otherwise  within 30 days from the date you  receive  the  confirmation.  For  transactions  that are first or only confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the  quarterly  statement.  We may also send an annual  report and a  semi-annual  report containing  financial  statements  for the  Separate  Account  and the  Portfolios,  as of December 31 and June 30,
respectively,  to you or,  with your prior  consent,  make such  documents  available  electronically  through  our
Internet Website or other electronic means.

                                                 INCONTESTABILITY

We may not contest the  validity of a Policy  after it has been in effect  during the  Insured's  lifetime  for two years from the Issue Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the
Policy is  reinstated,  to the extent  permitted  by law, we may not contest the  validity of a Policy after it has been in effect for two years from the date of the reinstatement.

                                                     SUICIDE

If an Insured  commits  suicide within two years of the Policy Date (or whatever  maximum period is permitted under law) or the date of a  reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any  outstanding  Debt and any  partial  withdrawals;  or (b) the Cash  Value.  All other  requirements  as to calculation and payment of Death Proceeds will apply.

                                                   MISSTATEMENT

We will  adjust  the  amount of the Death  Proceeds  to  conform to the facts if the age or gender of an Insured is incorrectly stated.  We will do so as specified in the Policy and as permitted by law.

                                                    BACKDATING

We do not currently permit backdating the Policy Date to a date earlier than the Issue Date.  However, we reserve the right to permit backdating in the future.

                                            POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish a loan on a Policy that you  purchase as part of an exchange  that is not subject to current  taxation in accordance with Section 1035 of the Code.  However,  we will charge the premium tax and DAC tax on the amount of this  "inherited"  loan as if it was received as Premium.  For purposes of determining the Assessable Premium, the amount of the inherited loan will not be treated as commissionable Premium.

The amount of this  inherited  loan in your  Policy when  established  will be equal to the loan that was in effect before you  surrendered  your prior policy.  As of the Policy Date, your Account Value will reflect any transferred
"Premium"  plus the amount of the inherited  loan.  That portion of your Account Value equal to the inherited  loan amount will be allocated to the Loan Account as collateral  for the loan. By reflecting  the inherited  loan amount in the Account  Value,  the sum of the Specified  Amount and the Account Value  initially  will be more under Death
Benefit Option II than it would be without the loan.  Also,  there will be a corresponding  increase in the Minimum
Required Death Benefit.  In addition,  for purposes of determining  the Guaranteed  Minimum Death Benefit,  we will deem the  "Premium"  to be the  amounts  paid plus the loan  amount as of the Policy  Date.  All  charges  that are calculated as a percentage  of your Account  Value will increase  because the Account Value will reflect the amount of the loan  allocated  to the Loan  Account.  Loans  established  as part of a 1035  exchange  will be  treated as
"preferred" loans (See "Loans" for a complete description.)

Withdrawals  of amounts to pay loans  transferred  to an  Exchange  Policy from any prior  policy may have  adverse taxable  consequences.  You  should  consult  your tax  advisor  before  purchasing  an  Exchange  Policy  with the intention to make such a withdrawal or before requesting such a withdrawal.

                                           RESOLVING MATERIAL CONFLICTS

The  Portfolios  may be  available  to  registered  separate  accounts  offering  either or both  life and  annuity contracts  of  insurance  companies  not  affiliated  with us. We also may offer  life  insurance  policies  and/or annuity  contracts  that offer  different  variable  investment  options from those offered under this Policy,  but which invest in the same  Portfolios.  It is possible that  differences  might arise between our Separate Account F and one or more  accounts  of other  insurance  companies  which  offer a Portfolio  as a  Sub-account.  It is also possible  that  differences  might arise between a  Sub-account  offered under this Policy and variable  investment options  offered  under  different  life  insurance  policies or  annuities  we offer,  even though such  different variable  investment  options  invest in the same  Portfolio.  In some cases,  it is possible that the  differences could be considered  "material  conflicts."  Such a "material  conflict" could also arise due to changes in the law
(such as state  insurance law or Federal tax law) which affect  either these  different  life and annuity  separate accounts or differing  life  insurance  policies and  annuities.  It could also arise by reason of  differences  in voting  instructions  of  persons  with  voting  rights  under our  policies  and/or  annuities  and those of other companies,  persons with voting rights under  annuities and those with rights under life policies,  or persons with voting  rights  under one of our life  policies or annuities  with those under other life  policies or annuities we offer.  It could also arise for other  reasons.  We will  monitor  events so we can identify how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons with voting rights under our life  policies or  annuities  vis-a-vis  those with rights under life  policies or  annuities  offered by other insurance  companies.  We will also take the necessary  action to treat equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                                     SERVICE FEES PAYABLE BY UNDERLYING FUNDS

American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated to the  Portfolios  under the Annuity.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                       MODIFICATION OF THE SEPARATE ACCOUNT

We  reserve  the  right  to do any or all  of  the  following:  (a)  combine  any  Sub-account(s)  with  any  other
Sub-account(s);  (b) combine Separate Account F or a portion thereof with other separate  accounts;  (c) deregister
Separate  Account F under the  Investment  Company Act of 1940;  (d)  operate  Separate  Account F as a  management investment  company  under the  Investment  Company  Act of 1940 or in any other form  permitted  by law;  (e) make changes  required  by any  change  in the  Securities  Act of  1933,  the  Securities  Exchange  Act of 1934 or the
Investment  Company Act of 1940;  (f) make  changes  that are  necessary  to maintain the tax status of your Policy under the Code;  and (g) make  changes  required  by any change in other  Federal or state  laws  relating  to life insurance policies in general or variable life insurance policies in particular.

We also may make additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in
Portfolios  we believe  to be  suitable  for the  Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio  of one of the  current  underlying  mutual  funds  should  such a  portfolio  be made available to Separate Account F.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios  for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe a Portfolio  no longer  suits the purpose of the  Policy.  This may happen due to a change in laws or  regulations, or a change in the  investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer available for investment,  or for some other reason.  We would obtain prior approval from the insurance  department of our state of  domicile,  if so required by law,  before  making such a  substitution,  combination,  deletion or addition.  We also would obtain  prior  approval  from the SEC so long as required by law,  and any other  required approvals before making such a substitution, combination, deletion or addition.

                                                 ENTIRE CONTRACT

For any Policy  issued,  the entire  contract  between you and us includes the Policy form and any of the following which may be attached to the Policy:  riders or  endorsements,  the copy of any Application and  endorsements.  All statements  made in any Application are deemed to be  representations  and not warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents or our Secretary may change or waive any  provisions of a Policy.
Any change or waiver  must be In  Writing.  To the extent  permitted  by law,  we are not bound by any  promises or representations made by or to any other person.

                                          ADDITIONAL TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain unchanged or that agencies or courts will always agree as to how the tax law or  regulations  are to be  interpreted.  This  discussion  is not intended as tax advice.  You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Our Taxation:  We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment as "life  insurance":  The Policy was designed to qualify as a life  insurance  contract  under the Code.
All terms and  provisions  of the Policy shall be construed in a manner which is  consistent  with that design.  In order to qualify as a life  insurance  contract for federal  income tax  purposes and to receive the tax  treatment normally accorded life insurance under federal tax law, a policy must satisfy certain  requirements  established by the Code.  We believe the Policy  satisfies the  applicable  requirements.  If we determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform  the Policy to the  applicable requirements  which  could  include  the return of a portion  of your  premium  and the  earnings  thereon  and the imposition of higher cost of insurance  charges in the future.  This action may require making  certain  changes to your Policy.  We will notify you before making any such changes.

As life  insurance,  under most  circumstances,  the  Beneficiary  does not pay any Federal income tax on the Death
Proceeds.  As a non-MEC,  under most  circumstances:  (a) any gain in the  Policy is not taxed  currently;  and (b)
any amounts you receive as a partial  withdrawal  or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the  Policy,  with any gain  withdrawn  taxed as ordinary  income;  and (c) if you assign or pledge any portion of the Policy, the transaction is not treated as a distribution subject to taxation.

Treatment  as a "modified  endowment  contract":  The tax  treatment of the Policy and any  distribution  while the
Insured is alive  will be  different  if the  Policy is deemed to be a MEC.  Some of the key ways in which a MEC is treated  differently  from non-MEC life  insurance  Policies are: (a) amounts you receive as a partial  withdrawal, loan,  or if you  surrender  the Policy are deemed for income tax  purposes to come first from any gain at the time of the  transaction;  (b)  distributions  of gain before the taxpayer  attains age 59 1/2are subject to a 10% penalty unless an  exception  applies;  and (c)  assignments  or  pledges  as  collateral  for a loan are  deemed a taxable distribution to the extent of any gain.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual or  individuals  before and after the exchange;
(b) the need for the  owner(s) to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all  premium  is  received  equal to any  outstanding  indebtedness  on the life  insurance exchanged for the Policy.

There is no guidance  from the Internal  Revenue  Service as to whether a partial  exchange  from a life  insurance contract is  eligible  for  non-recognition  treatment  under  Section  1035 of the Code.  In  addition,  please be cautioned  that no specific  guidance has been  provided as to the impact of such a  transaction  for the remaining life insurance policy,  particularly as to the subsequent  methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

Transfers  between  investment  options:  Transfers  between  investment  options are not subject to taxation.  The
Treasury  Department may promulgate  guidelines under which a variable life insurance policy will not be treated as life  insurance  for tax purposes if persons with  ownership  rights have  excessive  control over the  investments underlying  such a policy.  Such  guidelines may or may not address the number of investment  options or the number of  transfers  between  investment  options  offered.  It  is  not  known  whether  such  guidelines,  if  in  fact promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered pursuant to this  Prospectus.  We will take any action,  including  modifications  to your Policy or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under  the Code  certain  taxes  may be due when all or part of a life  insurance policy is  transferred  to or a death benefit is paid to an  individual  two or more  generations  younger than the policy holder.  These  generation-skipping  transfers generally include those subject to federal estate or gift tax rules.  There is an  aggregate  $1.1  million  exemption  from tax on all such  transfers.  We may be  required  to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct  from your  Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.  You should  consult  with  competent  tax counsel for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h) of the Code provides that a variable life insurance  policy,  in order to qualify as life insurance,  must have an "adequately  diversified"  segregated  asset account  (including  investments in a mutual fund by the  segregated  asset  account of  insurance  companies).  The  Treasury  Department's  regulations prescribe the  diversification  requirements for variable life insurance  policy.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Withholding:  Section  3405  of  the  Code  provides  for  Federal  income  tax  withholding  on the  portion  of a distribution  which is  includible  in the gross income of the  recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes withheld  or have  income  taxes  withheld  at a  different  rate by filing a  completed  election  form with us. A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that otherwise  would be payable to the  Beneficiary as a result of an Insured's  death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements  regarding the terminal  illness of the Insured.  We believe  payments  under the provisions  of the  accelerated  death  benefit  of the  Policy  will  meet  the  requirements  of the Code and the regulations in order to qualify as tax-free payments.

Continuing  the Policy  Beyond the Implied  Maturity  Date: We believe that a Policy will continue to be treated as life  insurance  and, if applicable,  as a MEC, if it remains in force beyond the Policy's  assumed  maturity date.
However,  this tax  treatment is not certain,  so you should  consult your tax advisor  before taking this step. If the Policy is not treated as life insurance  after such date,  gain in the Policy may no longer be taxed  deferred, and all or a portion of the Death Proceeds may be taxable to the Beneficiary.

Survivorship  Policies:  The Code does not directly  address how certain  features of a policy  paying on the death of a  surviving  insured  should be treated.  We believe  such a policy  should be treated as other life  insurance policies,  but there is some  uncertainty  as to whether that is the case.  If the  surviving  Insured is an Owner, the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally will be treated as part of the  Owner's  estate for  purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner, the  replacement  cost of the Policy  would be  included in the estate of the Owner upon his or her death and Death
Proceeds  payable as a result of the death of the surviving  Insured are  includible in the person's  estate if the proceeds are payable to or for the benefit of that person's  estate or if the surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard  Risk Classes:  The Code provides  limited guidance on the proper tax treatment of policies issued on a substandard  basis  (i.e.  those in a  substandard  risk  class).  The Code  limits  the  amount we can  charge for mortality costs and other expenses we use when we calculate  whether your Policy  qualifies as life insurance under the Code. We are required to base our calculations on reasonable  mortality and other charges  reasonably  expected to be  paid.  We  believe  that the  charges  used  for  your  Policy  should  meet  the  current  requirement  for
"reasonableness."  However,  we reserve the right to make changes to the current and guaranteed  mortality  charges and factors used to determine the Minimum  Required  Death Benefit,  if new  regulations or guidance is issued that requires a change to ensure that your Policy  qualifies as life  insurance  under the Code.  This could result in a change in your Death  Benefit  and/or the return of a portion of your  premiums and the earnings  thereon.  We will continue to monitor this situation.

Other  Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state  income  taxes.  The fair market  value of a Policy or the Death  Proceeds  may be included under  certain  circumstances  in an estate  for  purposes  of state  inheritance  taxes or Federal  estate  taxes.
Federal estate and gift taxes are integrated for various  purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow  deferral of taxes until the death of the  surviving spouse.

                                            SAFEKEEPING OF THE ASSETS

We  maintain  the assets of the  Separate  Account  and those in our general  account.  The assets of the  Separate
Account are segregated from those in our general account.

                                                    REGULATION

We are  organized as a Connecticut  stock life  insurance  company,  and are subject to  Connecticut  law governing insurance  companies.  We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1
of every year, we must prepare and file an annual  statement,  in a form  prescribed by the  Connecticut  Insurance
Department,  which covers our operations  for the preceding  calendar year, and must prepare and file our statement of financial  condition as of December 31 of such year.  The  Commissioner  and his or her agents have the right at all times to review or examine  our books and  assets.  A full  examination  of our  operations  will be  conducted periodically  according  to the  rules  and  practices  of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities laws and regulations and to regulatory  agencies,  such as the Securities and Exchange  Commission and the Connecticut  Banking  Department,
which administer those laws and regulations.

We can be assessed up to  prescribed  limits for  policyholder  losses  incurred by  insolvent  insurers  under the insurance  guaranty  fund  laws of most  states.  We  cannot  predict  or  estimate  the  amount  any  such  future assessments  we may have to pay.  However,  the  insurance  guaranty  laws of most  states  provide  for  deferring payment or  exempting a company  from paying such an  assessment  if it would  threaten  such  insurer's  financial strength.

Several states,  including  Connecticut,  regulate  insurers and their affiliates  under insurance  holding company laws and regulations.  This applies to us and our affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and  transfers of assets,  may be subject to prior notice and approval, depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal  government  does not  directly  regulate  the  business  of  insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.
Types of  changes  that are most  likely to affect our  business  include  changes  to:  (a) the  taxation  of life insurance  companies;  (b) the tax treatment of insurance products;  (c) the securities laws,  particularly as they relate to insurance and annuity  products;  (d) the "business of insurance"  exemption  from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed toward  improving the solvency of insurance  companies.
We would also be affected by federal  initiatives  that have impact on the  ownership  of or  investment  in United
States companies by foreign companies or investors.

                                                  LEGAL MATTERS

Counsel for American  Skandia Life Assurance  Corporation has passed on the legal matters  relating to the offering of these Policies.

                                                LEGAL PROCEEDINGS

As of the date of this Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings outside of the ordinary course of business,  and know of no material  claims.  American  Skandia and its affiliates are involved in pending and threatened legal proceedings in the normal course of its business,  however,  we do not anticipate  that the outcome of any such legal  proceedings  will have a material  adverse  affect on the  Separate
Account,  or American  Skandia's  ability to meet its obligations  under the Policy,  or on the distribution of the
Policy.

                                                     EXPERTS

The  consolidated  financial  statements of American  Skandia Life  Assurance  Corporation at December 31, 2001 and
2000,  and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of
American  Skandia  Life  Assurance  Corporation  Variable  Account F at December 31, 2001 and for each of the three years in the period ended  December 31, 2001,  appearing in this  Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports  thereon  appearing  elsewhere herein,  and are  included  in  reliance  upon such  reports  given upon the  authority  of such firm as experts in accounting and auditing.

William H.  Strong,  Vice  President,  FSA,  MAAA,  has  approved the  hypothetical  illustration  included in this
Prospectus and Registration Statement.  We have included them relying on his opinion that they are reasonable.

                                          DISTRIBUTION OF THIS OFFERING

American Skandia  Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of American Skandia,  Inc., acts as the  principal  underwriter  of the  Policies.  ASM was  incorporated  under the laws of the State of  Delaware  on
September 8, 1987.  ASM's principal  business  address is One Corporate  Drive,  Shelton,  Connecticut  06484.  ASM
acts as the  distributor  of a number of annuity and life  insurance  products we offer and both  American  Skandia
Trust and American  Skandia Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Policy.  ASM is a  broker-dealer  registered with the SEC under the 1934 Act and a member of the National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements  with certain  broker-dealers  registered  under the  Securities  and
Exchange  Act of 1934 or with  entities  which  may  otherwise  offer  the  Policies  that  are  exempt  from  such registration.  In  addition,  ASM may offer  Policies  directly  to  potential  purchasers.  Generally  the maximum initial  commission  to be paid on premiums  received is 10%.  However,  we may pay higher  amounts  under  certain situations.  In  addition,  a portion  of  compensation  may be paid from time to time based on all or a portion of either the Account  Value or the Cash Value.  We reserve the right to base  commissions  from  time-to-time  on the investment  options  chosen by  Owners,  including  investment  options  that may be  deemed  our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in  relation to  providing  certain  statistical  information  upon  request by
Owners  about the  investment  options and the  Portfolios.  We may make the fee  payable to the service  providers based on either  the  Account  Value or Cash  Value of  Policies.  Under  most  circumstances,  we will  engage the broker-dealer  of record for your  Policy,  or the entity of record if such  entity  could offer  Policies  without registration as a broker-dealer (i.e. certain banks), to be your resource for the statistical  information,  and to be available  upon your request to both provide and explain such  information to you. The  broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless  later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

We may structure  on-going sales  compensation  and the on-going  service fees such that no fee is payable based on the value in Fixed  Allocations.  If that were to occur,  it is  possible  that  your  representative  may  receive on-going service fee compensation, but only in relation to value maintained in variable investment options.

From time to time,  as  permitted  by law, we may promote the sale of our  products  such as the  Policies  offered pursuant to this Prospectus  through  programs of non-cash rewards to registered  representatives  of participating broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise certain information  regarding the performance of the investment options that does not take into  consideration the effect of the deductions for taxes, the cost of insurance  charges,  the sales  charge or the  contingent  deferred  sales  charge.  This  performance  information  may help you review the performance  of the  investment  options  and  provide a basis  for  comparison  between  the  Policy's  investment options.  This  information  may be less useful when comparing the  performance of the investment  options with the performance  of investment  options  provided in other  variable life policies  because each plan of life insurance will have its own applicable  charges.  This  information  is even less useful in comparing  performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information  on the  Sub-accounts  is based on past  performance  only and is no  indication of future performance.  Actual  performance  will  depend  on the  type,  quality  and,  for  some of the  Sub-accounts,  the maturities of the  investments  held by the Portfolios and upon  prevailing  market  conditions and the response of the  Portfolios  to such  conditions.  Actual  performance  will also  depend on  changes  in the  expenses  of the
Portfolios.  Such  changes  are  reflected,  in turn,  in the  Sub-accounts  which  invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account  will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent  permitted by applicable law,  performance  quoted in advertising  regarding such  Sub-accounts may indicate periods  during which the  Portfolios  have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical performance because the  Sub-accounts  did not exist during the period the  performance  was  achieved.  Such  hypothetical  historical performance  is  calculated  using the same  assumptions  employed  in  calculating  historical  performance  since inception  of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These  include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender,  where applicable,  of an Insured or Insureds;  (b) the life insurance  test elected to qualify as life insurance  under the Code; (c) the amount and timing of  Premium  payments,  the  Specified  Amount,  the Death  Benefit  Option  and the  Policy  Date;  and (d)
assumptions  about a lack of  transfers,  loans,  loan  repayments  and  withdrawals  as well as no  changes to the
Specified Amount and Death Benefit Option during the period for which performance is quoted.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay Death Proceeds,  make payments under any settlement options or administer  Policies.  Such rankings  and  ratings  do not  reflect  or relate  to the  performance  of  Separate  Account F or the  underlying
Portfolios.

                                                  ILLUSTRATIONS

It is  impossible  to  illustrate  exactly  how a Policy  will  perform  in the  future.  However,  you may  better understand how a Policy works,  and may be able to better compare a Policy with other life insurance  plans,  using hypothetical  illustrations based on the personal  characteristics of the Insured(s) as well as certain assumptions about  the  future.  The  Company  will  furnish,  upon  request  and at no  charge,  a  personalized  hypothetical illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es)
of the Insured(s);  (c) the gender of the Insured(s),  where permitted;  (d) the Specified Amount you seek; (e) the test that you elect to qualify your Policy as life  insurance;  (f) which Death  Benefit  Option (I, II, III or IV)
is to apply;  and (g) the amount and timing of Premiums  you intend to pay.  Where  applicable,  the  Company  will also furnish upon request an illustration for a Policy that is not affected by the sex of the Insured.

When requested,  personalized hypothetical illustrations provided by the Company will be based, as appropriate,  on the  methodology and format of the  hypothetical  illustrations  that the Company has included in its  registration statement  for the Policy.  Please refer to the section of the  Prospectus  entitled "How can I find out more about this offer?" The  hypothetical  illustrations  show the changes in the Death Benefit,  Account Value and Cash Value over time based on certain assumptions, including:

|X|   Hypothetical  average  annual  gross  rates of return in the  Portfolios  of 0%,  6% and 12%.  To the  extent permitted  by NASD rules and other  applicable  laws and  regulations,  we may also  provide  personalized hypothetical illustrations based on actual historical performance of one or more of the Portfolios.

|X|   Hypothetical  constant  expense ratios of 1.19% for the Portfolios,  which is the average of the actual total annual  expenses for all available  Portfolios as of December 31, 2001. The total annual  expenses for the underlying  mutual  funds are shown in the section  entitled  "Summary of Costs -  Underlying  Mutual Fund
         Portfolio  Annual  Expenses." The 1.19%  hypothetical  expense ratio,  when deducted from the hypothetical average  annual gross rates of return equals a  hypothetical  average annual net rate of return of -1.19%,
         4.81%,  10.81%  respectively.  To the  extent  permitted  by NASD  rules  and  other  applicable  laws and regulations,  we may also provide personalized  hypothetical  illustrations based on different assumptions of underlying mutual fund expenses.

|X|   The mortality and expense risk charge  assessed  against the assets in the Separate  Account at an annualized rate of 0.90%.  The charge for  administrative  expenses  connected with operating the Separate Account is
         0.25% per year.

|X|   The cost of insurance  charges under the Policy that differ by gender,  tobacco usage class and attained age, as well as all other charges that apply.

                                         EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers,  directors and certain significant  employees,  positions with us and principal occupations are  indicated  below.  The  immediately  preceding  work  experience  is provided for officers  that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

                                                              Position with American Skandia
Name                                                          Life Assurance Corporation                        Principal Occupation
----                                                          --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer
with Mutual Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Carl A. Cavaliere                                             Vice President, Corporate Treasurer          Vice President, Corporate
                                                               and Business Controller            Treasurer and Business Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cavaliere  joined us in 1998.  He  previously  held the position of Director of  Operations  with Aetna,  Inc.
since 1989.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997. She previously  held the position of Assistant Vice President with Phoenix Duff
& Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President,                           Senior Vice President
                                                              Chief Operating Officer and               and Chief Operating Officer:
                                                              Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Janet A. Cottrell                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms. Cottrell  joined us in July 1998. She previously  held the position of Director,  Human Resources with Alliance
Entertainment Corporation since 1992.

Timothy Cronin                                                Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cronin  joined us in 1998. He previously  held the position of  Manager/Client  Investor with Columbia  Circle
Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since  1998 and the  positions  of Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
                                                                                                            Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Lisa Foote                                                    Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Foote  joined  us in  2001.  She  previously  held the  positions  of Vice  President  with  Gateway  Computer
Corporation from January 2000 until August 2000;  Director,  AmericaOne  Operations with Capital one from July 1998 until  December  1999;  and Senior Vice  President  with  Recovery  Retailer  Financial  Services (a division of GE
Capital) from December 1994 until July 1998.

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

N. David Kuperstock                                           Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President,                    Executive Vice President,
                                                              Treasurer , Corporate Controller,      Treasurer, Corporate Controller
                                                              and Chief Financial Officer               and Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice  President  with  Prudential  Securities since 1997 and Vice President with Merrill Lynch since 1995.

Timothy D. Rogers                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Rogers  joined us in 2002. He  previously  held the  positions of Director,  Financial  Reporting and Analysis with Hartford Life,  Inc. since March 1999 and Director,  Financial  Projects and Analysis with United Health Group since May 1997.

Rodney D. Runestad                                            Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
                                                                                                                   American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the  position  of  Manager,  Application  Development  with
Citizens  Utilities  Company since 1996 and HRIS Tech Support  Representative  with Yale New Haven  Hospital  since
1993.

William H. Strong                                             Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice  President with American  Financial  Systems from June 1994 to October  1997 and various  actuarial  positions  with  Connecticut  Mutual Life from June 1965 to
June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution with  Allmerica  Financial  Services  since 1999 and Managing  Director and Member of the Executive  Committee with
Putnam Investments since 1995.

Amanda C. Sutyak                                              Vice President                                         Vice President:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Robert G. Whitcher                                            Director (since October, 2001)                               Director:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  Senior Vice President and                    Senior Vice President and
                                                              General Counsel                                       General Counsel:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman joined us in 2001. He previously  held the position of Senior Vice President and General  Counsel with
Aetna Financial Services since 1992.

Brett M. Winson                                               Senior Vice President                           Senior Vice President:
                                                                                                              American Skandia, Inc.

Mr.  Winson  joined us in 1998. He previously  held the position of Senior Vice  President  with Sakura Bank,  Ltd.
since 1990.

                                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial condition of American Skandia Life Assurance  Corporation
(the "Company" which is a wholly-owned  subsidiary of Skandia  Insurance  Company Ltd.) as of December 31, 2001 and
2000,  and the  related  consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended December 31, 2001. These consolidated  financial  statements are the responsibility of the  Company's  management.  Our  responsibility  is to  express  an  opinion  on these  consolidated  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the consolidated  financial position of American Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and
the  consolidated  results of their operations and their cash flows for each of the three years in the period ended
December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for
Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Financial Condition
                                               (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                         Consolidated Statements of Income
                                               (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Shareholder's Equity
                                               (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Consolidated Statements of Cash Flows
                                               (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                  See notes to consolidated financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                    Notes to Consolidated Financial Statements
                                                 DECEMBER 31, 2001

1.    ORGANIZATION AND OPERATION

American  Skandia Life Assurance  Corporation  (the  "Company") is a wholly-owned  subsidiary of American  Skandia,
Inc. ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

The Company  develops  long-term  savings and  retirement  products  which are  distributed  through its affiliated broker/dealer  company,  American Skandia Marketing,  Incorporated  ("ASM").  The Company currently issues variable and term life  insurance  and  variable,  fixed,  market  value  adjusted  deferred  and  immediate  annuities  for individuals,  groups and  qualified  pension  plans.  The Company has  announced its intention to focus on its core variable  annuity  business by exiting the qualified  pension plan market and limiting its variable life  insurance offerings to single premium  products,  as well as term life. The Company does not expect to incur any  significant costs to exit these businesses.

The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia Vida"),  which is a life insurance company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of  approximately  $4,179,000 and $4,402,000 as of December 31, 2001, and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the  expectation  of generating  profits from long-term  savings  products in future  years.  As such,  Skandia  Vida has  generated  net  losses of  approximately  $2,619,000,  $2,540,000  and
$2,523,000 in 2001, 2000 and 1999, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements  have been  prepared  in  conformity  with accounting  principles  generally  accepted  in the United  States  ("U.S.  GAAP").  Intercompany
                  transactions  and  balances  between  the  Company  and  Skandia  Vida  have been  eliminated  in consolidation.

                  Certain  reclassifications  have been made to prior year  amounts to conform  with  current  year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective  January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No.
                  133,  "Accounting for Derivative  Instruments and Hedging Activities," as amended by SFAS 137 and
                  SFAS 138  (collectively  "SFAS  133").  Derivative  instruments  held by the  Company  consist of equity option  contracts  utilized to manage the economic  risks  associated  with the guaranteed minimum  death  benefits  ("GMDB").  These  derivative  instruments  are  carried at fair  value.
                  Realized and unrealized  gains and losses are reported in the  Consolidated  Statement of Income, consistent  with the item being  hedged,  as a component  of return  credited to  contractowners.
                  The  adoption  of  SFAS  No.  133 did not  have a  material  effect  on the  Company's  financial statements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective  April 1, 2001,  the Company  adopted the  Emerging  Issues Task Force  ("EITF")  Issue
                  99-20,  "Recognition  of Interest  Income and  Impairment  on Purchased  and Retained  Beneficial
                  Interests  in  Securitized   Financial  Assets."  Under  the  consensus,   investors  in  certain
                  asset-backed   securities  are  required  to  record  changes  in  their  estimated  yield  on  a prospective  basis and to  evaluate  these  securities  for an other  than  temporary  decline in value.  If the fair value of the  asset-backed  security has declined  below its carrying  amount and the decline is  determined to be other than  temporary,  the security is written down to fair value.  The  adoption  of EITF Issue  99-20 did not have a  significant  effect on the  Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001, the Financial  Accounting  Standards Board ("FASB")  issued  Statement of Financial
                  Accounting  Standards.  No. 142  "Accounting  for Goodwill and Intangible  Assets." ("SFAS 142").
                  Under the new standard,  goodwill and intangible  assets deemed to have indefinite  lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new standard.  Other intangible assets will continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning  in the first  quarter of 2002.  The Company is still  assessing  the impact of the new standard,  however,  the adoption of SFAS 142 is not expected to have a significant impact on the
                  Company's financial statements.

         D.       Investments
                  -----------

                  The Company has  classified its fixed maturity  investments as  available-for-sale  and, as such, they are  carried at fair  value  with  changes in  unrealized  gains and  losses  reported  as a component of other comprehensive income.

                  The  Company  has  classified  its  mutual  fund  investments  held  in  support  of  a  deferred compensation  plan (see Note 13) as  available-for-sale.  Such  investments  are  carried at fair
                  value  with  changes  in  unrealized   gains  and  losses   reported  as  a  component  of  other
                  comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains  and  losses  on  disposal  of   investments   are  determined  by  the  specific
                  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company  uses  derivative  instruments  which  consist of equity  option  contracts  for risk management  purposes,  and not for trading or speculation.  The Company  economically  hedges the
                  GMDB exposure associated with market value fluctuations.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on criteria  described  in SFAS 133,  the  Company's  hedges do not qualify as  "effective"
                  hedges  and,  therefore,  hedge  accounting  may  not be  applied.  Accordingly,  the  derivative investments  are  carried at fair  value  with  changes  in  unrealized  gains and  losses  being recorded in income.  As such,  both realized and unrealized  gains and losses are reported in the
                  Consolidated  Statements  of Income,  consistent  with the item being  hedged,  as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds  purchased  with a  maturity  at date of  acquisition  of three  months  or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and  assumptions  used to determine  the fair value of financial  instruments  are as follows:

                  Fair values of fixed  maturities  with  active  markets are based on quoted  market  prices.  For fixed  maturities  that  trade  in  less  active  markets,  fair  values  are  obtained  from  an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair  value of  derivative  instruments  is  determined  based  on the  current  value of the underlying index.

                  The  carrying  value of cash and cash  equivalents  (cost)  approximates  fair  value  due to the short-term nature of these investments.

                  The  carrying  value  of  short-term  borrowings  (cost)  approximates  fair  value  due  to  the short-term nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future  fees  payable to ASI and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000,000  less  accumulated  amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated with internal use software in accordance with the American  Institute of Certified Public Accountants  Statement of Position 98-1,  "Accounting
                  for the Costs of Software  Developed  or  Obtained  for  Internal  Use" ("SOP  98-1").  SOP 98-1,
                  which was adopted  prospectively as of January 1, 1999,  requires the  capitalization  of certain costs incurred in connection  with  developing or obtaining  internal use software.  Prior to the adoption  of SOP  98-1,  the  Company  expensed  all  internal  use  software  related  costs  as incurred.  Details of the  capitalized  software costs,  which are included in fixed assets,  and related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included  in the  consolidated  federal  income tax return  filed by Skandia  U.S.
                  Inc.  and its U.S.  subsidiaries.  In  accordance  with the tax  sharing  agreement,  the federal income tax  provision  is  computed  on a separate  return  basis as  adjusted  for  consolidated items.  Pursuant to the terms of this  agreement,  the Company has the right to recover the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the  extent the
                  Company  generates  income in future  years,  the Company is entitled to offset  future  taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences  between the carrying amounts of assets and  liabilities  for  financial  reporting  purposes  and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues  for  variable  deferred  annuity  contracts  consist of charges  against  contractowner account values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance fee per contract.  Benefit reserves for variable annuity contracts  represent the account  value of the  contracts and are included in the separate  account  liabilities.  Fee income from mutual fund organizations is realized based on assets under management.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues  for  variable  immediate  annuity and  supplementary  contracts  with and without  life
                  contingencies   consist  of  certain  charges  against  contractowner  account  values  including mortality and expense risks and  administration  fees.  Benefit  reserves for variable  immediate annuity  contracts  represent the account value of the contracts and are included in the separate account  liabilities.  Revenues for market value  adjusted  fixed  annuity  contracts  consist of separate  account  investment  income  reduced by benefit  payments  and  changes in  reserves in support  of  contractowner  obligations,  all  of  which  are  included  in  return  credited  to contractowners.  Benefit  reserves  for  these  contracts  represent  the  account  value  of the contracts,  and are included in the general account reserve for future contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues  for  fixed  immediate   annuity  and  fixed   supplementary   contracts   without  life
                  contingencies  consist of net investment  income.  Revenues for fixed immediate annuity contracts with life contingencies  consist of single premium payments recognized as annuity  considerations
                  when  received.   Benefit  reserves  for  these  contracts  are  based  on  applicable  actuarial standards  with assumed  interest  rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable life insurance contracts consist of charges against  contractowner  account values for mortality and expense risk fees,  administration  fees, cost of insurance fees,  taxes and surrender  charges.  Certain  contracts  also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The  costs  of  acquiring  new  business,  which  vary  with  and are  primarily  related  to the production  of new  business,  are  being  deferred,  net of  reinsurance.  These  costs  include
                  commissions,   costs  of  contract  issuance,   and  certain  selling  expenses  that  vary  with
                  production.  These costs are being  amortized  generally in proportion to expected  gross profits from  surrender  charges,  policy and asset based fees and  mortality and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the deferred  acquisition costs and related  amortization for the years ended December
                  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company  cedes  reinsurance  under  modified  co-insurance  arrangements.  These  reinsurance arrangements  provide additional  capacity for growth in supporting the cash flow strain from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first  half of 1999.  Under  this  reinsurance  agreement,  the  Company  ceded  premiums  of
                  approximately   $2,945,000;   received  claim  reimbursements  of  approximately  $242,000;  and, recorded a decrease in ceded reserves of approximately $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets  and  liabilities  in  Separate   Accounts  are  included  as  separate  captions  in  the
                  consolidated  statements of financial  condition.  Separate Account assets consist principally of long  term  bonds,  investments  in  mutual  funds,  short-term  securities  and  cash  and  cash equivalents,  all of which are carried at fair value.  The investments are managed  predominately through the Company's investment advisory affiliate,

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American  Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various  fund  managers as sub-advisors.  The  remaining  investments  are  managed by  independent  investment  firms.  The contractowner  has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment  risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options  with  minimum  guaranteed  interest  rates are also available.  The Company  bears the credit  risk  associated  with the  investments  that  support these fixed options.

                  Included  in Separate  Account  liabilities  are  reserves of  approximately  $1,092,944,000  and
                  $1,059,987,000  at December 31, 2001 and 2000,  respectively,  relating to annuity  contracts for which the  contractowner  is  guaranteed  a fixed  rate of  return.  Separate  Account  assets of approximately  $1,092,944,000  and  $1,059,987,000  at December 31, 2001 and 2000,  respectively, consisting of long term bonds,  short-term  securities,  transfers  due from the general  account and cash and cash  equivalents  are held in support of these  annuity  obligations,  pursuant  to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management make estimates and  assumptions  that affect the reported amount of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  The more  significant  estimates  and  assumptions  are  related to  deferred acquisition  costs and  involve  policy  lapses,  investment  return  and  maintenance  expenses.
                  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive  (loss) income is shown net of tax (benefit) expense of approximately  ($184) thousand,
         $651 thousand and ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and investments in equity  securities as of December 31, 2001 and 2000 are shown below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2001 are shown  below.  Actual  maturities  may  differ  from  contractual  maturities  due to call  or  prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost       Fair Value
                                                          ----       ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities  during 2001, 2000 and 1999 and were  approximately  $386,816,000,
         $302,632,000  and  $32,196,000,  respectively.  Proceeds from  maturities  during 2001, 2000 and 1999 were
         approximately   $4,000,000,   $1,104,000  and  $4,030,000,   respectively.   The  cost,  gross  unrealized
         gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

6.    INCOME TAXES (continued)

         The income tax expense was different from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss carryforwards,  totaling approximately  $41,063,000 at December 31, 2001, will expire in 2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia  Information  Services and Technology  Corporation
         ("ASIST"),  an  affiliated  company.  The  Company  has also  charged  operating  costs to  several of its affiliates.  The total cost to the Company for these items was approximately  $6,179,000,  $13,974,000 and
         $11,136,000  in 2001,  2000 and 1999,  respectively.  Income  received  for these items was  approximately
         $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was  reimbursed by ASM for certain  distribution  related costs  associated with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.
         Under this agreement,  the expenses  reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999,  respectively.  As of December 31, 2001 and 2000,  amounts  receivable  under this agreement were approximately $639,000 and $492,000, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the Company  transferred  certain  rights to receive a portion of future  fees and  contract  charges  expected  to be realized  on  designated  blocks of deferred  annuity contracts.

         The  proceeds  from the  transfers  have been  recorded as a liability  and are being  amortized  over the remaining  surrender  charge period of the designated  contracts  using the interest  method.  The Company did not  transfer  the right to receive  future fees and charges  after the  expiration  of the  surrender charge period.

         In connection with these transactions,  ASI, through special purpose trusts,  issued  collateralized notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under  the  terms of the  Purchase  Agreements,  the  rights  transferred  provide  for ASI to  receive  a percentage  (60%,  80% or 100%  depending on the  underlying  commission  option) of future  mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected to be realized over the remaining surrender charge period of the designated contracts (generally 6 to 8 years).

         Payments,  representing  fees  and  charges  in  the  aggregate  amount,  of  approximately  $207,731,000,
         $219,454,000  and  $131,420,000  were made by the  Company  to ASI in 2001,  2000 and 1999,  respectively.
         Related interest expense of  approximately  $59,873,000,  $70,667,000 and $52,840,000 has been included in the statement of income for 2001, 2000 and1999, respectively.

         The  Commissioner  of the State of  Connecticut  has  approved  the  transfer of future fees and  charges;
         however,  in the event that the Company becomes subject to an order of liquidation or rehabilitation,  the
         Commissioner  has the ability to stop the  payments  due to ASI under the  Purchase  Agreement  subject to certain terms and conditions.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  leases  office  space under a lease  agreement  established  in 1989 with ASIST.  The Company entered into a lease  agreement  for office space in  Westminster,  Colorado,  effective  January 1, 2001.
         Lease  expense  for  2001,  2000  and  1999  was  approximately  $8,404,000,  $6,593,000  and  $5,003,000, respectively.  Future  minimum  lease  payments  per year and in  aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately
         $4,822,000  and  $4,636,000 as of December 31, 2001 and 2000,  respectively.  These  deposits are required to be maintained for the protection of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000 at December 31,
         2001 and 2000, respectively.

         The Company incurred  statutory basis net losses for 2001 of  approximately  $121,957,000 due primarily to significant  declines  in the equity  markets  during the year as well as  increased  levels of  operating expenses  relative  to  revenues.  Statutory  basis net income for 2000 was  $11,550,000,  as  compared to losses of $17,672,000 in 1999.

         Under various state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders without  prior  approval  of the state  insurance  department  is  subject  to  restrictions  relating  to statutory  surplus and net gain from  operations.  At December  31,  2001,  no amounts may be  distributed without prior approval.

         On November  8, 1999,  the Board of  Directors  authorized  the  Company to increase  the par value of its capital  stock  from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as required  by the  California  Department  of  Insurance.  This  transaction  resulted  in a  corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory  basis financial  statements in accordance  with accounting  practices prescribed by the State of Connecticut  Insurance  Department.  Prescribed  statutory accounting practices include  publications  of the National  Association of Insurance  Commissioners  (NAIC),  as well as state laws, regulations and general administrative rules.

         The NAIC adopted the Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The
         effective date for  codification  was January 1, 2001. The Company's state of domicile,  Connecticut,  has adopted  codification  and the Company has made the  necessary  changes in its  statutory  accounting  and reporting  required  for  implementation.  The  overall  impact of adopting  codification  was a one-time, cumulative  change  in  accounting  benefit  recorded  directly  in  statutory  surplus  of  approximately
         $12,047,000.

         In addition,  during 2001, based on a recommendation from the State of Connecticut  Insurance  Department, the Company  changed its statutory  method of accounting  for its liability  associated  with  securitized variable  annuity  fees.  Under the new  method of  accounting,  the  liability  for  securitized  fees is established  consistent with the method of accounting for the liability  associated with variable  annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being  equal  to the  Commissioners  Annuity  Reserve  Valuation  Method  (CARVM)  offset  related  to the securitized  contracts.  The impact of this  change in  accounting,  representing  the  difference  in the liability  calculated  under the old method versus the new method as of January 1, 2001, was reported as a
         cumulative   effect  of  change  in  accounting   benefit  recorded   directly  in  statutory  surplus  of
         approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the
         Company  provides  a 50%  match on  employees'  contributions  up to 6% of an  employee's  salary  (for an aggregate  match  of  up to 3% of  the  employee's  salary).  Additionally,  the  Company  may  contribute additional  amounts  based  on  profitability  of the  Company  and  certain  of its  affiliates.  Company contributions to this plan on behalf of the participants  were  approximately  $2,738,000,  $3,734,000 and
         $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a deferred  compensation  plan,  which is  available  to the field  marketing  staff and certain  other  employees.  Company  contributions  to  this  plan  on  behalf  of the  participants  were approximately $345,000, $399,000 and $193,000 in 2001, 2000 and 1999, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a long-term  incentive  program under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees below the officer level.  These programs consist of multiple plans with new plans instituted each year.  Generally,  participants  must remain employed by the
         Company or its  affiliates  at the time such units are payable in order to receive any payments  under the programs.  The accrued liability  representing the value of these units was approximately  $13,645,000 and
         $31,632,000  as of  December  31,  2001  and  2000,  respectively.  Payments  under  these  programs  were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such transfer does not relieve  the Company of its primary  liability  and,  as such,  failure of  reinsurers  to honor their obligation  could  result in losses to the  Company.  The  Company  reduces  this risk by  evaluating  the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December  2000, the Company  entered into a modified  coinsurance  agreement  with SICL covering  certain contracts  issued  since  January  1996.  The  impact of this  treaty to the  Company  was a pre tax loss of approximately  $4,917,000  in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31,
         2001 and 2000,  approximately  $12,983,000  and  $6,109,000,  respectively,  was  payable to SICL under this agreement.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The  Company has issued  surplus  notes to ASI in  exchange  for cash.  Surplus  notes  outstanding  as of
         December 31, 2001 and 2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         ----------------------
         ----------------------
         February 18, 1994           7.28%               -             -             -          732          738
         ----------------------
         March 28, 1994              7.90%               -             -             -          794          801
         ----------------------
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         ----------------------
         December 28, 1994           9.78%               -             -             -            -        1,308
         ----------------------
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         ----------------------
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         ----------------------
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         ----------------------
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         ----------------------
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         ----------------------
         ----------------------
         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for  $15,000,000  was repaid.  On December
         27, 2000, surplus notes for $10,000,000,  dated February 18, 1994, and $10,000,000,  dated March 28, 1994, were repaid.  On December 10,  1999,  a surplus  note,  dated  December  28,  1994,  for  $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest  and  repayment  of  principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and
         2000, approximately  $25,829,000 and $15,816,000,  respectively,  of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December 31, 2001 and 2000 as part of a revolving  loan  agreement.  The loan has an  interest  rate of 3.67% and matures on March 12,  2002.  The total related interest expense to the Company was approximately  $522,000,  $687,000 and $585,000 in 2001,
         2000 and 1999,  respectively.  Accrued  interest  payable was  approximately  $113,000  and $222,000 as of
         December 31, 2001 and 2000, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by  contractowners  at market value or with market value  adjustment.  Separate account assets,  which are carried at fair value,  are adequate to pay such  withdrawals,  which are  generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.   RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with the current  investment  market  environment.  As part of the two plans,  the Company's  workforce  was reduced by  approximately  140 positions and 115  positions, respectively,  affecting  substantially all areas of the Company.  Estimated pre-tax severance benefits of approximately  $8,500,000  have been charged against 2001 operations  related to these  reductions.  These charges  have been  reported in the  Consolidated  Statements  of Income as a component  of  Underwriting,
         Acquisition  and  Other  Insurance  Expenses.  As  of  December  31,  2001,  the  remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this  filing,  the  Company  is not  involved  in any legal  proceedings  outside of the ordinary  course of its  business  operations.  The Company is involved  in pending and  threatened  legal proceedings  in the  ordinary  course  of its  business  operations.  While  the  outcome  of these  legal proceedings  cannot be  determined  at this time,  after  consideration  of the defenses  available to the
         Company,  applicable insurance coverage and any related reserves established,  these legal proceedings are not  expected to result in  liability  for amounts  material to the  financial  condition  of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial  planning,  the Company  developed  variable life insurance and qualified retirement  plan annuity  products.  Assets under  management  and sales for products  other than variable annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,
         "Disclosures  about  Segments  of an  Enterprise  and  Related  Information,"  and the  Company  does  not anticipate  that they will do so in the future  due to a change in the  Company's  strategy.  On March 15,
         2002,  the Company  announced  that it will no longer  accept new  business  for the funding of  qualified retirement  plans,  effective  July 31, 2002 and will not accept  applications  for it's flexible  premium variable  insurance  products  that are signed after April 1, 2002 or received  after April 15, 2002.  The
         Company intends to continue to accept  additional  contributions  to existing  qualified plans, to service and accept additional  premiums for its existing  flexible premium variable  insurance  contracts,  and to continue to offer and sell its single premium variable life insurance products.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table  summarizes  information  with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the  quarters  ended  March 31,  2001,  June 30, 2001 and  September  30,  2001,  the Company had
              reported  investment  performance  associated  with its  derivatives  as net investment  income.  The above presentation reflects a reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

              FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account F and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying statement of assets and contractowners'  equity of the fifty-nine  sub-accounts of
American  Skandia Life Assurance  Corporation  Variable  Account F, referred to in Note 1, as of December 31, 2001, and the  statements  of  operations  and  statements  of changes  in net assets for each of the three  years in the period ended December 31, 2001.  These financial  statements are the  responsibility  of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the fifty-nine  sub-accounts of American Skandia Life Assurance  Corporation Variable Account
F,  referred to in Note 1, at December 31, 2001,  the results of their  operations  and changes in their net assets for each of the three  years in the period  ended  December  31,  2001 in  conformity  with  accounting  principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS, LIABILITIES AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------

                                      ASSETS                                                                                                LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                               Payable to American Skandia Trust                                                   $ 271,203
            AIM Balanced Portfolio - 153,833 shares ( cost $1,972,225)                            $ 1,762,920       Payable to Montgomery Variable Series                                                     431
            Alger All-Cap Growth Portfolio - 493,078 shares ( cost $3,087,773)                      2,810,547       Payable to Evergreen Vaiable Annuity Trust                                                130
                                                                                                                                                                                                     -------------
            Alliance Bernstein Growth & Value Portfolio - 5,895 shares ( cost $55,019)                 57,296                                 Total Liabilities                                           271,764
            Alliance Growth Portfolio - 210,563 shares ( cost $2,666,986)                           2,059,305
            Alliance Growth & Income Portfolio - 316,338 shares ( cost $6,218,972)                  5,915,527
            American Century Income & Growth Portfolio - 204,376 shares ( cost $2,698,060)          2,419,815
            American Century International Growth I Portfolio - 136,866 shares ( cost $1,768,468)   1,665,663
            American Century Strategic Balanced Portfolio - 98,128 shares ( cost $1,300,187)        1,238,380
            Cohen & Steers Real Estate Portfolio - 61,510 shares ( cost $606,500)                     621,869                               NET ASSETS
            DeAm Small-Cap Growth Portfolio - 229,643 shares ( cost $1,819,887)                     1,614,390                                                                                  Unit
            Federated Aggressive Growth Portfolio - 12,137 shares ( cost $83,924)                      87,628       Contractowners' Equity                                          Units     Value
                                                                                                                    ----------------------                                          -----     -----
            Federated High Yield Bond Portfolio - 226,293 shares ( cost $1,987,794)                 2,002,690
            Founders Passport Portfolio - 84,938 shares ( cost $1,203,028)                            857,872              AST - AIM Balanced Portfolio                               173,589  10.16  $ 1,762,920
            Gabelli All-Cap Value Portfolio - 167,517 shares ( cost $1,641,162)                     1,651,720              AST - Alger All-Cap Growth Portfolio                       504,660   5.57    2,810,547
            Gabelli Small-Cap Value Portfolio - 172,170 shares ( cost $2,208,355)                   2,250,258              AST - Alliance Bernstein Growth & Value Portfolio            5,941   9.64       57,296
            Goldman Sachs Small-Cap Value Portfolio - 93,910 shares ( cost $1,358,554)              1,460,304              AST - Alliance Growth Portfolio                            191,686  10.74    2,059,305
            Invesco Equity Income Portfolio - 218,685 shares ( cost $3,322,796)                     3,409,305              AST - Alliance Growth & Income Portfolio                   495,152  11.95    5,915,527
            JanCap Growth Portfolio - 309,861 shares ( cost $8,105,568)                             7,427,372              AST - American Century Income & Growth Portfolio           245,214   9.87    2,419,815
            Janus Mid-Cap Growth Portfolio - 166,277 shares ( cost $943,930)                          660,120              AST - American Century International Growth I Portfolio    181,970   9.15    1,665,663
            Janus Overseas Growth Portfolio - 134,130 shares ( cost $2,440,465)                     1,393,613              AST - American Century Strategic Balanced Portfolio        111,255  11.13    1,238,380
            Janus Strategic Value Portfolio - 64,647 shares ( cost $617,246)                          601,214              AST - Cohen & Steers Real Estate Portfolio                  54,527  11.40      621,869
            Kinetics Internet Portfolio - 4,321 shares ( cost $36,752)                                 36,212              AST - DeAm Small-Cap Growth Portfolio                      189,501   8.52    1,614,390
            Lord Abbett Bond Debenture Portfolio - 30,253 shares ( cost $309,287)                     316,140              AST - Federated Aggressive Growth Portfolio                 12,299   7.12       87,628
            Marsico Capital Growth Portfolio - 458,978 shares ( cost $8,169,482)                    6,370,617              AST - Federated High Yield Bond Portfolio                  229,485   8.73    2,002,690
            MFS Global Equity Portfolio - 38,207 shares ( cost $342,827)                              351,890              AST - Founders Passport Portfolio                          109,888   7.81      857,872
            MFS Growth Portfolio - 293,624 shares ( cost $2,828,205)                                2,428,272              AST - Gabelli All-Cap Value Portfolio                      169,678   9.73    1,651,720
            MFS Growth with Income Portfolio - 82,414 shares ( cost $792,786)                         732,659              AST - Gabelli Small-Cap Value Portfolio                    206,711  10.89    2,250,258
            Money Market Portfolio - 17,639,291 shares ( cost $17,639,291)                         17,639,291              AST - Goldman Sachs Small-Cap Value Portfolio              105,155  13.89    1,460,304
            Neuberger & Berman Mid-Cap Growth Portfolio - 224,816 shares ( cost $3,479,923)         3,068,733              AST - Invesco Equity Income Portfolio                      323,542  10.54    3,409,305
            Neuberger & Berman Mid-Cap Value Portfolio - 238,084 shares ( cost $3,626,082)          3,668,869              AST - JanCap Growth Portfolio                              789,386   9.41    7,427,372
            PBHG Small-Cap Growth Portfolio - 83,366 shares ( cost $2,300,189)                      1,323,022              AST - Janus Mid-Cap Growth Portfolio                       169,434   3.90      660,120
            Pimco Limited Maturity Bond Portfolio - 133,524 shares ( cost $1,479,113)               1,508,819              AST - Janus Overseas Growth Portfolio                      147,490   9.45    1,393,613
            Pimco Total Return Bond Portfolio - 469,890 shares ( cost $5,516,448)                   5,605,785              AST - Janus Strategic Value Portfolio                       65,513   9.18      601,214
            Sanford Bernstein Core Value Portfolio - 23,305 shares ( cost $222,644)                   236,310              AST - Kinetics Internet Portfolio                            4,382   8.26       36,212
            Sanford Bernstein Managed Index 500  Portfolio - 289,568 shares ( cost $3,311,770)      3,225,785              AST - Lord Abbett Bond Debenture Portfolio                  30,650  10.31      316,140
            Scudder Japan Portfolio - 204 shares ( cost $1,096)                                         1,050              AST - Marsico Capital Growth Portfolio                     579,189  11.00    6,370,617
            Strong International Equity Portfolio - 104,920 shares ( cost $1,560,737)               1,581,138              AST - MFS Global Equity Portfolio                           39,130   8.99      351,890
            T. Rowe Price Asset Allocation Portfolio - 38,175 shares ( cost $592,425)                 574,533              AST - MFS Growth Portfolio                                 301,177   8.06    2,428,272
            T. Rowe Price Global Bond Portfolio - 20,969 shares ( cost $201,883)                      202,354              AST - MFS Growth with Income Portfolio                      84,355   8.69      732,659
            T. Rowe Price Natural Resources Portfolio - 32,459 shares ( cost $479,656)                490,785              AST - Money Market Portfolio                             1,552,467  11.36   17,639,291
      Evergreen Funds:                                                                                                     AST - Neuberger & Berman Mid-Cap Growth Portfolio          288,898  10.62    3,068,733
            VA Global Leaders Fund - 23,533 shares ( cost $292,842)                                   292,044              AST - Neuberger & Berman Mid-Cap Value Portfolio           297,772  12.32    3,668,869
            VA Omega Fund - 20 shares ( cost $295)                                                        287              AST - PBHG Small-Cap Growth Portfolio                      114,452  11.56    1,323,022
            VA Special Equity Fund - 25,251 shares ( cost $247,650)                                   246,201              AST - Pimco Limited Maturity Bond Portfolio                125,474  12.02    1,508,819
      Invesco Variable Investment Funds ( INVESCO ):                                                                       AST - Pimco Total Return Bond Portfolio                    458,375  12.23    5,605,785
            VIF Dynamics Fund - 84,432 shares ( cost $1,262,186)                                    1,058,779              AST - Sanford Bernstein Core Value Portfolio                23,487  10.06      236,310
            VIF Financial Sevices Fund - 111,109 shares ( cost $1,420,677)                          1,379,972              AST - Sanford Bernstein Managed Index 500 Portfolio        303,597  10.63    3,225,785
            VIF Health Sciences Fund - 115,196 shares ( cost $2,097,583)                            2,096,533              AST - Scudder Japan Portfolio                                  206   5.11        1,050
            VIF Technology Fund - 110,473 shares ( cost $1,909,138)                               $ 1,697,970              AST - Strong International Equity Portfolio                181,719   8.70  $ 1,581,138
            VIF Telecommunications Fund - 108,186 shares ( cost $653,433)                             602,596              AST - T. Rowe Price Asset Allocation Portfolio              53,230  10.79      574,533
      Montgomery Variable Series ( Montgomery ):                                                                           AST - T. Rowe Price Global Bond Portfolio                   20,291   9.97      202,354
            Emerging Markets Portfolio - 50,482 shares ( cost $373,778)                               364,483              AST - T. Rowe Price Natural Resources Portfolio             37,877  12.96      490,785
      ProFunds VP:                                                                                                         Evergreen - VA Global Leaders Fund                          32,452   9.00      292,044
            VP Bear - 640 shares ( cost $22,931)                                                       22,456              Evergreen - VA Omega Fund                                       31   9.14          287
            VP Bull Plus - 10,749 shares ( cost $238,812)                                             244,112              Evergreen - VA Special Equity Fund                          24,997   9.85      246,201
            VP Europe 30 - 2,259 shares ( cost $54,670)                                                54,815              INVESCO - VIF Dynamics Fund                                120,339   8.80    1,058,779
            VP OTC - 15,475 shares ( cost $284,104)                                                   271,282              INVESCO - VIF Financial Services Fund                      107,740  12.81    1,379,972
            VP Ultra OTC - 127,839 shares ( cost $699,560)                                            617,461              INVESCO - VIF Health Sciences Fund                         163,762  12.80    2,096,533
            VP Ultra Small-Cap - 6,211 shares ( cost $158,390)                                        158,440              INVESCO - VIF Technology Fund                              260,665   6.51    1,697,970
      Prudential Series Funds, Inc:                                                                                        INVESCO - VIF Telecommunications Fund                      122,739   4.91      602,596
            SP Jennison Int'l Growth - 0 shares ( cost $0)                                                  -              Montgomery - Emerging Markets Portfolio                     46,253   7.88      364,483
      Rydex Inc.:                                                                                                          ProFunds - VP Bear                                           1,942  11.56       22,456
            Nova Fund - 20,340 shares ( cost $233,271)                                                176,346              ProFunds - VP Bull Plus                                     32,604   7.49      244,112
            OTC Fund - 11,700 shares ( cost $224,963)                                                 173,160              ProFunds - VP Europe 30                                      7,395   7.41       54,815
            Ursa Fund - 2,868 shares ( cost $20,119)                                                   18,039              ProFunds - VP OTC                                           46,940   5.78      271,282
                                                                                                                           ProFunds - VP Ultra OTC                                    243,021   2.54      617,461
                                                                                    --------------------------
                          Total Invested Assets                                                   100,805,048              ProFunds - VP Ultra Small-Cap                               17,407   9.10      158,440
                                                                                                                           Prudential - SP Jennison Int'l Growth                            -   7.42            -
                                                                                                                           Rydex - Nova Fund                                           25,824   6.83      176,346
Receivable from American Skandia Life Assurance Corporation                                          $ 83,470              Rydex - OTC Fund                                            40,350   4.29      173,160
Receivable from Invesco Variable Investment Funds                                                     187,020              Rydex - Ursa Fund                                            1,489  12.12       18,039
Receivable from ProFunds VP                                                                               979
                                                                                                                                                                                                     -------------
Receivable from Prudential Series Fund                                                                      2                                 Total Contractowners' Equity                            100,805,048
Receivable from Rydex Variable Trust                                                                      294
                                                                                    --------------------------
                          Total Receivables                                                           271,764

                                                                                    --------------------------                                                                                       -------------
                          Total Assets                                                          $ 101,076,812                                 Total Liabilities & Contractowner's Equity             $ 101,076,812
                                                                                    ==========================                                                                                       =============

--------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                             AAF                                                       AAF                                                   AST - AIM                                              AST - Alger
                                                                               Total                                                       Growth                                                 Mid-Cap Growth                                             Balanced                                              All-Cap Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Jan. 1 thru        Year Ended            Year Ended        Jan. 1 thru       Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001   Nov. 11, 2000 **    Dec. 31, 1999         Dec. 31, 2001    Nov. 11, 2000 **    Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 1,220,938           $ 695,199           $ 112,739                 $ -               $ -              $ 142                   $ -               $ -               $ -           $ 33,879          $ 9,305               $ 100                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      $ (3,492,564)           (615,742)            (97,091)                  -           (24,579)            (4,266)                    -           (14,384)           (1,253)           (65,395)          (9,203)               (925)            (103,980)           (4,508)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (2,271,626)             79,457              15,648                   -           (24,579)            (4,124)                    -           (14,384)           (1,253)           (31,516)             102                (825)            (103,980)           (4,508)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        $ 118,515,863          83,551,486          20,942,591                   -         2,709,072            154,238                     -         1,864,479            76,711            483,126          252,123              47,592              712,469           201,126                 -
   Cost of Securities Sold                                                    $ 136,407,424          83,482,191          20,474,486                   -         3,060,354            148,590                     -         1,836,443            79,711            587,249          241,996              48,290            1,058,527           252,731                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                          (17,891,561)             69,295             468,105                   -          (351,282)             5,648                     -            28,036            (3,000)          (104,123)          10,127                (698)            (346,058)          (51,605)                -
   Short-Term Capital Gain Distributions Received                                 $ 934,599                                                                                                                                                                             -                                                         -
   Long-Term Capital Gain Distributions Received                                $ 1,925,505           2,199,594              51,104                   -           299,471              9,717                     -           162,551             3,565                  -           31,346                 332                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                        (15,031,457)          2,268,889             519,209                   -           (51,811)            15,365                     -           190,587               565           (104,123)          41,473                (366)            (346,058)          (51,605)                -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         $ (9,562,514)          4,296,648             113,235                  66           220,860              7,016                     -            98,673                 -            (91,615)          32,730                 212             (228,704)                -                 -
   End of Period                                                               $ (8,386,758)         (9,562,514)          4,296,648                   -                66            220,849                     -                 -            98,673           (209,305)         (91,615)             32,730             (277,226)         (228,704)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        1,175,756         (13,859,162)          4,183,413                   -          (220,794)           213,833                     -           (98,673)           98,673           (117,690)        (124,346)             32,518              (48,522)         (228,704)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (16,127,327)      $ (11,510,816)        $ 4,718,270                 $ -        $ (297,184)         $ 225,074                   $ -          $ 77,530          $ 97,985         $ (253,329)       $ (82,771)           $ 31,327           $ (498,560)       $ (284,817)              $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - Alger                                                  AST - Alger                                              AST - Alliance                                          AST - Alliance                                           AST - Alliance
                                                                               Growth                                                  Mid-Cap Growth                                                 Bernstein Growth & Value                                 Growth                                                      Growth & Income
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Jan.1 thru       * Nov. 11 thru        Year Ended           Jan.1 thru      * Nov. 11 thru       Year Ended           * May 1 thru       Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                          Feb. 16, 2001 **     Dec. 31, 2000       Dec. 31, 1999      Feb. 16, 2001 **    Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 11,974                 $ -                 $ -             $ 4,988               $ -                $ -                   $ -               $ -               $ -                $ -              $ -                 $ -             $ 30,377          $ 14,497             $ 763
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (11,876)             (1,432)                  -              (8,740)             (986)                 -                  (664)                -                 -            (78,119)          (9,958)               (666)            (159,688)          (23,260)           (4,005)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                             98              (1,432)                  -              (3,752)             (986)                 -                  (664)                -                 -            (78,119)          (9,958)               (666)            (129,311)           (8,763)           (3,242)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            2,191,502              42,117                   -           1,664,510            36,321                  -                40,009                 -                 -            536,678        1,385,045              17,203            1,569,455           691,151           166,596
   Cost of Securities Sold                                                        2,279,416              42,595                   -           1,678,153            38,727                  -                40,474                 -                 -          1,098,370        1,302,465              13,941            1,711,504           748,646           160,789

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (87,914)               (478)                  -             (13,643)           (2,406)                 -                  (465)                -                 -           (561,692)          82,580               3,262             (142,049)          (57,495)            5,807
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                                          -                 -                 -            358,687                                                    84,674
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -             71,159           27,410                 762              315,034           167,805             3,616
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (87,914)               (478)                  -             (13,643)           (2,406)                 -                  (465)                -                 -           (131,846)         109,990               4,024              257,659           110,310             9,423
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (106,815)                  -                   -             (37,158)                -                  -                     -                 -                 -           (439,355)          64,908                 536              101,524            66,445             5,115
   End of Period                                                                          -            (106,815)                  -                   -           (37,158)                 -                 2,277                 -                 -           (607,681)        (439,355)             64,908             (303,445)          101,524            66,445
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          106,815            (106,815)                  -              37,158           (37,158)                 -                 2,277                 -                 -           (168,326)        (504,263)             64,372             (404,969)           35,072            61,330
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 18,999          $ (108,725)                $ -            $ 19,763         $ (40,550)               $ -               $ 1,148               $ -               $ -         $ (378,291)      $ (404,231)           $ 67,730           $ (276,621)        $ 136,619          $ 67,511
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST - American Century                                     AST - American Century                                     AST - American Century                                  AST - American Century                                    AST - Cohen & Steers
                                                                          Income & Growth                                                   International Growth I                                    International Growth II                                    Strategic Balanced                                 Real Estate
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended           Jan. 1 thru        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999        Sep. 24, 2001 **    Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 14,393             $ 4,779                $ 88             $ 5,059               $ -                $ -                 $ 907             $ 189               $ -           $ 11,584          $ 5,667                $ 18             $ 14,856           $ 2,213              $ 94
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (82,597)            (15,828)               (985)            (60,697)           (4,711)              (532)               (3,734)           (1,701)             (206)           (28,576)          (5,801)               (866)             (23,300)           (2,455)             (224)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (68,204)            (11,049)               (897)            (55,638)           (4,711)              (532)               (2,827)           (1,512)             (206)           (16,992)            (134)               (848)              (8,444)             (242)             (130)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              445,654             380,933              11,331           2,207,029         6,028,724            717,465               150,965            35,256           271,684            109,868           57,687              19,622            1,052,977           250,197            14,292
   Cost of Securities Sold                                                          531,494             394,651               9,927           2,549,523         6,082,750            683,656               262,981            35,917           268,340            122,517           58,562              19,031            1,038,200           228,750            14,575

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (85,840)            (13,718)              1,404            (342,494)          (54,026)            33,809              (112,016)             (661)            3,344            (12,649)            (875)                591               14,777            21,447              (283)
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                                          -                                                  5,728                                                         -
   Long-Term Capital Gain Distributions Received                                          -              51,314                 496              77,175             6,202                211                34,720             9,072                 -              9,203           22,235                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (85,840)             37,596               1,900            (265,319)          (47,824)            34,020               (77,296)            8,411             3,344              2,282           21,360                 591               14,777            21,447              (283)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (180,702)             41,505                 687              22,061            15,664                595               (25,434)           11,355                 -            (25,785)          18,724                 109               46,609             1,684                94
   End of Period                                                                   (278,246)           (180,702)             41,505            (102,805)           22,061             15,664                     -           (25,434)           11,355            (61,807)         (25,785)             18,724               15,369            46,609             1,684
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (97,544)           (222,208)             40,818            (124,866)            6,397             15,069                25,434           (36,789)           11,355            (36,022)         (44,509)             18,615              (31,240)           44,925             1,590
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (251,588)         $ (195,661)           $ 41,821          $ (445,823)        $ (46,138)          $ 48,557             $ (54,689)        $ (29,890)         $ 14,493          $ (50,732)       $ (23,283)           $ 18,358            $ (24,907)         $ 66,130           $ 1,177
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - DeAm                                                AST - Federated                                           AST - Federated                                          AST - Founders                                           AST - Gabelli
                                                                          Small-Cap Growth                                                     Aggressive Growth                                 High Yield Bond                                             Passport                                              All-Cap Value
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended         Jan. 4* thru          Year Ended      * Oct. 23 thru       Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended      * Oct. 23 thru      Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                 $ -                 $ -                $ 18               $ -                $ -             $ 115,548          $ 65,466           $ 4,034                $ -              $ -                 $ -                $ 116               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (75,491)             (9,643)                (25)             (2,026)                -                  -               (54,591)           (8,523)           (2,985)           (44,105)          (7,517)                (69)             (37,565)               (1)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (75,491)             (9,643)                (25)             (2,008)                -                  -                60,957            56,943             1,049            (44,105)          (7,517)                (69)             (37,449)               (1)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,537,700             517,782              17,126             372,310                 -                  -             3,712,882           262,251           936,952            311,396        2,251,888              27,883            1,465,531               620                 -
   Cost of Securities Sold                                                        2,435,744             633,920              12,634             378,330                 -                  -             3,965,334           298,345           946,380            544,424        2,482,944              22,512            1,551,481               620                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                             (898,044)           (116,138)              4,492              (6,020)                -                  -              (252,452)          (36,094)           (9,428)          (233,028)        (231,056)              5,371              (85,950)                -                 -
   Short-Term Capital Gain Distributions Received                                   190,709                                                           -                 -                                        -                                                      -                                                       122
   Long-Term Capital Gain Distributions Received                                    108,190               2,158                   -                   -                 -                  -                     -                 -               355                  -           36,342                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                           (599,145)           (113,980)              4,492              (6,020)                -                  -              (252,452)          (36,094)           (9,073)          (233,028)        (194,714)              5,371              (85,828)                -                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (286,577)              1,404                   -                   -                 -                  -              (104,939)            4,070               709           (209,380)          25,093                   -                  109                 -                 -
   End of Period                                                                   (205,497)           (286,577)              1,404               3,704                 -                  -                14,896          (104,939)            4,070           (345,156)        (209,380)             25,093               10,558               109                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           81,080            (287,981)              1,404               3,704                 -                  -               119,835          (109,011)            3,361           (135,776)        (234,473)             25,093               10,449               109                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (593,556)         $ (411,604)            $ 5,871            $ (4,324)              $ -                $ -             $ (71,660)        $ (88,162)         $ (4,663)        $ (412,909)      $ (436,704)           $ 30,395           $ (112,828)            $ 108               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           AST - Gabelli                                                      AST - Goldman Sachs                                 AST - Invesco                                                 AST                                                 AST - Janus
                                                                          Small-Cap Value                                              Small-Cap Value                                            Equity Income                                            JanCap Growth                                           Mid-Cap Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended       * May 1 thru       Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 5,506             $ 1,685               $ 292                 $ -               $ -                $ -              $ 45,575          $ 20,571           $ 1,786                $ -         $ 10,736                 $ -                $ 446               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (59,720)             (5,236)               (858)            (46,144)           (3,516)              (304)             (108,281)          (16,013)           (3,123)          (352,116)        (114,711)            (19,842)             (32,285)           (2,095)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (54,214)             (3,551)               (566)            (46,144)           (3,516)              (304)              (62,706)            4,558            (1,337)          (352,116)        (103,975)            (19,842)             (31,839)           (2,095)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,562,454           2,380,121           1,302,962           1,035,282           149,484             24,638             3,758,358           243,940            20,315          9,052,831        6,477,710           1,100,494              275,514            88,139                 -
   Cost of Securities Sold                                                        1,558,327           2,327,867           1,301,479             917,791           128,126             24,197             4,105,604           248,981            19,268         14,962,816        6,456,959             962,581              570,447           109,828                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                                4,127              52,254               1,483             117,491            21,358                441              (347,246)           (5,041)            1,047         (5,909,985)          20,751             137,913             (294,933)          (21,689)                -
   Short-Term Capital Gain Distributions Received                                     7,379                                                           -                                                          -                                                      -                                                         -
   Long-Term Capital Gain Distributions Received                                     48,871              14,677                   -                   -                 -                  -                20,587            80,343             2,769                  -          698,720              13,702                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             60,377              66,931               1,483             117,491            21,358                441              (326,659)           75,302             3,816         (5,909,985)         719,471             151,615             (294,933)          (21,689)                -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               44,664               3,427                 630             100,637             6,878                284                 2,282            26,706             2,780         (3,239,494)       1,467,017              47,984             (215,030)                -                 -
   End of Period                                                                     41,903              44,664               3,427             101,750           100,637              6,878                86,509             2,282            26,706           (678,196)      (3,239,494)          1,467,017             (283,811)         (215,030)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           (2,761)             41,236               2,797               1,113            93,760              6,594                84,227           (24,425)           23,926          2,561,298       (4,706,511)          1,419,033              (68,781)         (215,030)                -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 3,402           $ 104,616             $ 3,714            $ 72,460         $ 111,602            $ 6,731            $ (305,138)         $ 55,435          $ 26,405       $ (3,700,803)    $ (4,091,015)        $ 1,550,806           $ (395,553)       $ (238,814)              $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - Janus                                                  AST - Janus                                              AST - Kinetics                                                 AST - Lord Abbett                                 AST - Marsico
                                                                          Overseas Growth                                              Strategic Value                                               Internet                                                      Bond Debenture                                  Capital Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended      * Oct. 23 thru       Year Ended            Year Ended      * Oct. 23 thru      Year Ended          Year Ended     * Oct. 23 thru      Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 94,852            $ 10,426                 $ -                $ 67               $ -                $ -                   $ -               $ -               $ -                $ 4              $ -                 $ -                  $ -               $ -             $ 189
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (70,573)            (28,891)             (4,321)            (11,353)                -                  -                (1,237)               (1)                -             (8,603)               -                   -             (236,540)          (59,139)           (9,420)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         24,279             (18,465)             (4,321)            (11,286)                -                  -                (1,237)               (1)                -             (8,599)               -                   -             (236,540)          (59,139)           (9,231)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              854,421             870,022             624,332             238,471                 2                  -                47,235                30                 -            506,104                -                   -            1,213,142         1,647,959           672,797
   Cost of Securities Sold                                                        1,573,352             592,873             518,913             246,953                 2                  -                50,774                34                 -            521,646                -                   -            1,485,059         1,320,732           586,132

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                             (718,931)            277,149             105,419              (8,482)                -                  -                (3,539)               (4)                -            (15,542)               -                   -             (271,917)          327,227            86,665
   Short-Term Capital Gain Distributions Received                                   144,591                                                           -                                                          -                                                      1                                                         -
   Long-Term Capital Gain Distributions Received                                    308,345              14,607                   -                   -                 -                  -                     -                 -                 -                  -                -                   -              121,528           105,310               226
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                           (265,995)            291,756             105,419              (8,482)                -                  -                (3,539)               (4)                -            (15,541)               -                   -             (150,389)          432,537            86,891
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (724,833)            432,071               8,726                  26                 -                  -                  (160)                -                 -                  -                -                   -             (485,132)          743,008            25,284
   End of Period                                                                 (1,046,852)           (724,833)            432,071             (16,032)               26                  -                  (540)             (160)                -              6,853                -                   -           (1,798,865)         (485,132)          743,008
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                         (322,019)         (1,156,904)            423,345             (16,058)               26                  -                  (380)             (160)                -              6,853                -                   -           (1,313,733)       (1,228,140)          717,724
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (563,735)         $ (883,613)          $ 524,443           $ (35,826)             $ 26                $ -              $ (5,156)           $ (165)              $ -          $ (17,287)             $ -                 $ -         $ (1,700,662)       $ (854,742)        $ 795,384
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - MFS                                                    AST - MFS                                                 AST - MFS                                                   AST                                                    AST - Neuberger & Berman
                                                                           Global Equity                                                   Growth                                                        Growth with Income                                Money Market                                            Mid-Cap Growth
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended       Oct. 18* thru           Year Ended        Year Ended       Oct. 18* thru        Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                $ 27                 $ -                $ 49               $ 6                $ -                 $ 524              $ 48               $ -          $ 549,737        $ 420,723            $ 88,879                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (9,971)               (484)                  -             (79,458)           (1,420)                (7)              (20,818)           (1,388)               (2)          (593,340)         (76,107)            (19,379)            (103,172)          (17,760)           (1,125)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (9,971)               (457)                  -             (79,409)           (1,414)                (7)              (20,294)           (1,340)               (2)           (43,603)         344,616              69,500             (103,172)          (17,760)           (1,125)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              381,698              98,988                   -             549,584            35,912                 79               122,261           136,554                 1         40,613,871       31,721,428          11,537,061            1,496,630         1,637,352            67,778
   Cost of Securities Sold                                                          422,703              99,890                   -             687,758            33,447                 75               139,441           133,352                 1         40,613,871       31,721,428          11,537,061            2,585,402         1,575,695            62,719

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (41,005)               (902)                  -            (138,174)            2,465                  4               (17,180)            3,202                 -                  -                -                   -           (1,088,772)           61,657             5,059
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                                          -                                                      -                                                    40,773
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -              317,961            14,887             3,144
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (41,005)               (902)                  -            (138,174)            2,465                  4               (17,180)            3,202                 -                  -                -                   -             (730,038)           76,544             8,203
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               (3,678)                  -                   -             (36,407)            2,366                  -                (5,118)              293                 -                  -                -                   -             (385,080)          113,016             4,007
   End of Period                                                                      9,063              (3,678)                  -            (399,933)          (36,407)             2,366               (60,126)           (5,118)              293                  -                -                   -             (411,190)         (385,080)          113,016
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           12,741              (3,678)                  -            (363,526)          (38,773)             2,366               (55,008)           (5,411)              293                  -                -                   -              (26,110)         (498,096)          109,009
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (38,235)           $ (5,037)                $ -          $ (581,109)        $ (37,722)           $ 2,362             $ (92,482)         $ (3,549)            $ 291          $ (43,603)       $ 344,616            $ 69,500           $ (859,320)       $ (439,312)        $ 116,087
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Neuberger & Berman                                 AST - PBHG                                             AST - Pimco Limited                                         AST - Pimco                                            AST - Sanford
                                                                           Mid-Cap Value                                                       Small-Cap Growth                                    Maturity Bond                                                 Total Return Bond                                       Bernstein Core Value
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended           * May 1 thru       Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 2,724             $ 1,252             $ 1,111                 $ -               $ -                $ -              $ 56,172          $ 39,188           $ 3,812          $ 141,102         $ 67,671             $ 8,853                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (98,411)             (8,438)             (1,219)            (57,050)          (25,641)            (3,100)              (42,269)           (6,652)           (5,388)          (142,569)         (16,885)             (5,596)              (2,034)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (95,687)             (7,186)               (108)            (57,050)          (25,641)            (3,100)               13,903            32,536            (1,576)            (1,467)          50,786               3,257               (2,034)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            1,556,942             564,007             269,759             462,218           885,829            398,426               584,307         1,364,304           281,920          6,246,984        4,073,390             826,933               53,376                 -                 -
   Cost of Securities Sold                                                        1,569,736             501,543             282,916           1,190,155           602,001            344,292               567,408         1,366,375           282,053          6,123,885        4,017,574             845,343               57,624                 -                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (12,794)             62,464             (13,157)           (727,937)          283,828             54,134                16,899            (2,071)             (133)           123,099           55,816             (18,410)              (4,248)                -                 -
   Short-Term Capital Gain Distributions Received                                    95,006                                                           -                                                          -                                                      -                                                         -                 -                 -
   Long-Term Capital Gain Distributions Received                                     11,132               1,507                 982             242,484           245,244                  -                     -                 -                 -                  -                -               6,539                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             93,344              63,971             (12,175)           (485,453)          529,072             54,134                16,899            (2,071)             (133)           123,099           55,816             (11,871)              (4,248)                -                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              186,537              17,291               1,610          (1,336,269)          641,965                 64                16,621            13,073                40             57,082            2,269                (102)                   -                 -                 -
   End of Period                                                                     42,787             186,537              17,291            (977,168)       (1,336,269)           641,965                29,707            16,621            13,073             89,336           57,082               2,269               13,666                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                         (143,750)            169,246              15,681             359,101        (1,978,234)           641,901                13,086             3,548            13,033             32,254           54,814               2,371               13,666                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (146,093)          $ 226,031             $ 3,398          $ (183,402)     $ (1,474,803)         $ 692,935              $ 43,888          $ 34,013          $ 11,324          $ 153,886        $ 161,416            $ (6,243)             $ 7,384               $ -               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Sanford Bernstein                                 AST - Scudder                                              AST - Strong                                                 AST - T. Rowe Price                                      AST - T. Rowe Price
                                                                                   Managed Index 500                                        Japan                                                       International Equity                                      Asset Allocation                                  Global Bond
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended      * Oct. 23 thru       Year Ended            Year Ended        Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 20,719            $ 10,737                $ 98                 $ -               $ -                $ -               $ 2,315           $ 1,007               $ -           $ 14,058          $ 7,427             $ 1,341                  $ -             $ 189             $ 950
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (107,046)            (26,031)             (3,813)               (321)                -                  -               (64,516)           (8,052)             (608)           (19,390)          (4,575)             (1,295)              (6,696)             (380)             (119)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (86,327)            (15,294)             (3,715)               (321)                -                  -               (62,201)           (7,045)             (608)            (5,332)           2,852                  46               (6,696)             (191)              831
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            3,057,462           1,672,915             153,939             724,938           142,515                  -            10,983,207         7,503,375           605,337            328,967           79,700              54,648              223,316             2,173            14,026
   Cost of Securities Sold                                                        3,436,065           1,692,156             152,658             722,137           141,418                  -            11,489,480         7,761,826           557,480            393,518           75,530              52,389              216,579             2,343            16,098

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                             (378,603)            (19,241)              1,281               2,801             1,097                  -              (506,273)         (258,451)           47,857            (64,551)           4,170               2,259                6,737              (170)           (2,072)
   Short-Term Capital Gain Distributions Received                                         -                                                           -                                    -                     -                                                      -                                                         -
   Long-Term Capital Gain Distributions Received                                     25,165             127,736                 664                   -                 -                  -               152,912            64,992             2,178             47,287            2,983                  19                    -                 -               305
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                           (353,438)            108,495               1,945               2,801             1,097                  -              (353,361)         (193,459)           50,035            (17,264)           7,153               2,278                6,737              (170)           (1,767)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             (158,818)            147,293               1,569                   -                 -                  -                 7,073            20,893             4,520             (4,403)          13,540                 306                2,236                40               591
   End of Period                                                                    (85,986)           (158,818)            147,293                 (45)                -                  -                20,401             7,073            20,893            (17,893)          (4,403)             13,540                  471             2,236                40
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           72,832            (306,113)            145,724                 (45)                -                  -                13,328           (13,820)           16,373            (13,490)         (17,943)             13,234               (1,765)            2,196              (551)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (366,933)         $ (212,912)          $ 143,954             $ 2,435           $ 1,097                $ -            $ (402,234)       $ (214,324)         $ 65,800          $ (36,086)        $ (7,938)           $ 15,558             $ (1,724)          $ 1,835          $ (1,487)
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         AST - T. Rowe Price                                              Evergreen                                                 Evergreen                                                Evergreen                                                INVESCO
                                                                         Natural Resources                                                     VA Global Leaders                                     VA Omega                                                    VA Special Equity                                  VIF Dynamics
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended          Year Ended           Year Ended        Year Ended         Year Ended           * May 1 thru       Year Ended        Year Ended          Year Ended       Year Ended        Year Ended            Year Ended        Year Ended       Oct. 18* thru
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 3,111               $ 820               $ 184             $ 1,310             $ 286                $ -                   $ -               $ -               $ -                $ -              $ -                 $ -                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (18,142)             (1,630)               (339)             (3,560)             (287)                 -                   (10)                -                 -             (7,770)            (353)                  -              (39,464)           (4,759)               (7)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (15,031)               (810)               (155)             (2,250)               (1)                 -                   (10)                -                 -             (7,770)            (353)                  -              (39,464)           (4,759)               (7)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              995,247             152,748             290,585              56,382           115,361                  -                     7                 -                 -            121,653            2,143                   -              645,405           506,292            17,700
   Cost of Securities Sold                                                        1,011,199             143,040             285,614              69,040           114,268                  -                     8                 -                 -            146,914            2,474                   -            1,008,046           499,388            17,502

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (15,952)              9,708               4,971             (12,658)            1,093                  -                    (1)                -                 -            (25,261)            (331)                  -             (362,641)            6,904               198
   Short-Term Capital Gain Distributions Received                                     6,048                                                           -                                    -                     -                 -                 -                  -                                    -                    -
   Long-Term Capital Gain Distributions Received                                     13,458                   -               1,515                   -                 -                  -                     -                 -                 -                  -                1                   -                    -             1,125                 4
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                              3,554               9,708               6,486             (12,658)            1,093                  -                    (1)                -                 -            (25,261)            (330)                  -             (362,641)            8,029               202
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               29,726                (756)               (131)             (2,144)                -                  -                     -                 -                 -            (10,720)               -                   -             (187,586)            1,841                 -
   End of Period                                                                     11,129              29,726                (756)               (798)           (2,144)                 -                    (7)                -                 -             (1,450)         (10,720)                  -             (203,408)         (187,586)            1,841
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (18,597)             30,481                (625)              1,346            (2,144)                 -                    (7)                -                 -              9,270          (10,720)                  -              (15,822)         (189,427)            1,841
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (30,074)           $ 39,379             $ 5,706           $ (13,562)         $ (1,052)               $ -                 $ (18)              $ -               $ -          $ (23,761)       $ (11,403)                $ -           $ (417,927)       $ (186,157)          $ 2,036
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              INVESCO                                                      INVESCO                                                   INVESCO                                                  INVESCO                                                Montgomery
                                                                                 VIF Financial Services                                       VIF Health Sciences                                 VIF Technology                                               VIF Telecommunications                                      Emerging Markets
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                             Year Ended         Year Ended         Oct. 18* thru         Year Ended        Year Ended       Oct. 18* thru           Year Ended        Year Ended       Oct. 18* thru        Year Ended       Year Ended       Oct. 18* thru          Year Ended        Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ 4,572                $ 42                 $ -             $ 7,001             $ 196                $ -                   $ -               $ -               $ -                $ -             $ 46                 $ -                  $ -               $ -               $ 5
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (52,321)             (3,518)                 (3)            (74,592)           (7,313)               (15)              (87,894)          (17,776)              (33)           (42,984)          (9,906)                 (4)             (11,169)           (2,252)             (164)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (47,749)             (3,476)                 (3)            (67,591)           (7,117)               (15)              (87,894)          (17,776)              (33)           (42,984)          (9,860)                 (4)             (11,169)           (2,252)             (159)
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            2,392,548             171,182                 360           1,829,231           874,081            166,592             1,739,458         1,734,159             7,926            998,722          875,506                 256              304,185           300,503            25,032
   Cost of Securities Sold                                                        2,363,494             154,021                 384           2,062,720           842,395            167,862             4,058,023         1,721,030             6,424          2,069,596          960,257                 194              374,984           316,481            22,475

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                               29,054              17,161                 (24)           (233,489)           31,686             (1,270)           (2,318,565)           13,129             1,502         (1,070,874)         (84,751)                 62              (70,799)          (15,978)            2,557
   Short-Term Capital Gain Distributions Received                                       881                                                           -                                                          -                                                      -                                                         -
   Long-Term Capital Gain Distributions Received                                        294                 658                   -                   -             1,966                  3                     -             5,727                 -                  -            3,205                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             30,229              17,819                 (24)           (233,489)           33,652             (1,267)           (2,318,565)           18,856             1,502         (1,070,874)         (81,546)                 62              (70,799)          (15,978)            2,557
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               99,639                 209                   -              62,993               424                  -            (1,280,186)           25,574                 -           (453,860)           4,283                   -              (57,118)           10,798                 -
   End of Period                                                                    (40,706)             99,639                 210              (1,018)           62,993                424              (211,169)       (1,280,186)           25,574            (50,837)        (453,860)              4,283               (9,295)          (57,118)           10,798
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                         (140,345)             99,430                 210             (64,011)           62,569                424             1,069,017        (1,305,760)           25,574            403,023         (458,143)              4,283               47,823           (67,916)           10,798
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (157,865)          $ 113,773               $ 183          $ (365,091)         $ 89,104             $ (858)         $ (1,337,442)     $ (1,304,680)         $ 27,043         $ (710,835)      $ (549,549)            $ 4,341            $ (34,145)        $ (86,146)         $ 13,196
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              ProFunds                                                    ProFunds                                                   ProFunds                                                ProFunds                                                 ProFunds
                                                                              VP Bear                                                   VP Bull Plus                                               VP Europe 30                                               VP OTC                                                VP Ultra OTC
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                           * Jan. 22 thru       Year Ended          Year Ended         * Jan. 22 thru      Year Ended         Year Ended          * Jan. 22 thru      Year Ended        Year Ended        * Jan. 22 thru     Year Ended        Year Ended          * Jan. 22 thru      Year Ended        Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                 $ -                 $ -                 $ -               $ -                $ -                   $ -               $ -               $ -                $ -              $ -                 $ -                  $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)              (734)                  -                   -              (6,192)                -                  -                (1,691)                -                 -             (8,037)               -                   -               (6,330)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                           (734)                  -                   -              (6,192)                -                  -                (1,691)                -                 -             (8,037)               -                   -               (6,330)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              969,344                   -                   -           1,190,971                 -                  -               851,091                 -                 -            529,444                -                   -              127,334                 -                 -
   Cost of Securities Sold                                                          985,201                   -                   -           1,202,256                 -                  -               869,680                 -                 -            561,362                -                   -              199,427                 -                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                              (15,857)                  -                   -             (11,285)                -                  -               (18,589)                -                 -            (31,918)               -                   -              (72,093)                -                 -
   Short-Term Capital Gain Distributions Received                                         -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (15,857)                  -                   -             (11,285)                -                  -               (18,589)                -                 -            (31,918)               -                   -              (72,093)                -                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
   End of Period                                                                       (475)                  -                   -               5,300                 -                  -                   145                 -                 -            (12,822)               -                   -              (82,100)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                             (475)                  -                   -               5,300                 -                  -                   145                 -                 -            (12,822)               -                   -              (82,100)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (17,066)                $ -                 $ -           $ (12,177)              $ -                $ -             $ (20,135)              $ -               $ -          $ (52,777)             $ -                 $ -           $ (160,523)              $ -               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              ProFunds                                                 Prudential - SP                                                Rydex                                                    Rydex                                                   Rydex
                                                                         VP Ultra Small-Cap                                                  Jennison Int'l Growth                                     Nova                                                     OTC                                                     Ursa
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                           * Jan. 22 thru       Year Ended          Year Ended          * May 1 thru       Year Ended         Year Ended            Year Ended      * Oct. 23 thru      Year Ended          Year Ended     * Oct. 23 thru      Year Ended            Year Ended      * Oct. 23 thru      Year Ended
                                                                           Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2001     Dec. 31, 2000     Dec. 31, 1999         Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 1999        Dec. 31, 2001      Dec. 31, 2000     Dec. 31, 1999
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                         $ -                 $ -                 $ -                 $ -               $ -                $ -              $ 25,896               $ -               $ -                $ -              $ -                 $ -              $ 1,499               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (4,579)                  -                   -                (328)                -                  -                (4,850)              (16)                -             (6,349)             (27)                  -                 (511)                -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (4,579)                  -                   -                (328)                -                  -                21,046               (16)                -             (6,349)             (27)                  -                  988                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                              362,258                   -                   -             419,622                 -                  -               159,559               471                 -            278,472           10,860                   -               51,296            65,559                 -
   Cost of Securities Sold                                                          365,466                   -                   -             428,756                 -                  -               193,857               529                 -            344,472           15,165                   -               50,671            62,747                 -

                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
       Net Gain (Loss)                                                               (3,208)                  -                   -              (9,134)                -                  -               (34,298)              (58)                -            (66,000)          (4,305)                  -                  625             2,812                 -
   Short-Term Capital Gain Distributions Received                                         -                   -                   -                   -                 -                  -                     -                                   -                  -                                    -                    -                                   -
   Long-Term Capital Gain Distributions Received                                          -                   -                   -                   -                 -                  -                     -                 -                 -                  -                -                   -                    -                 -                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                             (3,208)                  -                   -              (9,134)                -                  -               (34,298)              (58)                -            (66,000)          (4,305)                  -                  625             2,812                 -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    -                   -                   -                   -                 -                  -                   522                 -                 -            (20,422)               -                   -                    1                 -                 -
   End of Period                                                                         50                   -                   -                   -                 -                  -               (56,924)              522                 -            (51,803)         (20,422)                  -               (2,081)                1                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                               50                   -                   -                   -                 -                  -               (57,446)              522                 -            (31,381)         (20,422)                  -               (2,082)                1                 -
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------
                                                                         -----------------------------------------------------------  -------------------------------------------------------   -------------------------------------------------------   -----------------------------------------------------  -------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ (7,737)                $ -                 $ -            $ (9,462)              $ -                $ -             $ (70,698)            $ 448               $ -         $ (103,730)       $ (24,754)                $ -               $ (469)          $ 2,813               $ -
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================
                                                                         ===========================================================  =======================================================   =======================================================   =====================================================  =======================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                AAF                                                     AAF                                                AST - AIM                                             AST - Alger
                                                           Total                                              Growth                                              Mid-Cap Growth                                            Balanced                                           All-Cap Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended       Jan. 1 thru       Year Ended           Year Ended        Jan. 1 thru       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001   Nov. 11, 2000 **  Dec. 31, 1999         Dec. 31, 2001    Nov. 11, 2000 **  Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (2,271,626)       $ 79,457       $ 15,648                  $ -        $ (24,579)        $ (4,124)                   $ -        $ (14,384)        $ (1,253)         $ (31,516)            $ 102          $ (825)          $ (103,980)       $ (4,508)              $ -
     Net Realized Gain (Loss)                              (15,031,457)      2,268,889        519,209                    -          (51,811)          15,365                      -          190,587              565           (104,123)           41,473            (366)            (346,058)        (51,605)                -
     Net Unrealized Gain (Loss) On Investments               1,175,756     (13,859,162)     4,183,388                    -         (220,794)         213,833                      -          (98,673)          98,673           (117,690)         (124,346)         32,518              (48,522)       (228,704)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    (16,127,327)    (11,510,816)     4,718,245                    -         (297,184)         225,074                      -           77,530           97,985           (253,329)          (82,771)         31,327             (498,560)       (284,817)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                    43,942,192      57,019,040     26,390,850                    -          574,634          840,338                      -          340,185          533,286            295,118           454,775         184,679              454,578         790,958                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                             (1,745,283)     (2,849,646)      (327,216)                   -       (1,975,892)         599,050                      -       (1,252,155)         203,169            251,267           788,044          89,789            1,586,363         762,025                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     42,196,908      54,169,394     26,063,634                    -       (1,401,258)       1,439,388                      -         (911,970)         736,455            546,385         1,242,819         274,468            2,040,941       1,552,983                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     26,069,581      42,658,578     30,781,879                    -       (1,698,442)       1,664,462                      -         (834,440)         834,440            293,056         1,160,048         305,795            1,542,381       1,268,166                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                    74,735,467      32,076,889      1,295,010                    -        1,698,442           33,980                      -          834,440                -          1,469,864           309,816           4,021            1,268,166               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                       $ 100,805,048    $ 74,735,467   $ 32,076,889                  $ -              $ -      $ 1,698,442                    $ -              $ -        $ 834,440        $ 1,762,920       $ 1,469,864       $ 309,816          $ 2,810,547     $ 1,268,166               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Alger                                         AST - Alger                                           AST - Alliance                                         AST - Alliance                                        AST - Alliance
                                                           Growth                                         Mid-Cap Growth                                              Bernstein Growth & Value                               Growth                                                    Growth & Income
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Jan.1 thru    * Nov. 11 thru    Year Ended         Jan.1 thru      * Nov. 11 thru     Year Ended          * May 1 thru        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                      Feb. 16, 2001 **  Dec. 31, 2000  Dec. 31, 1999     Feb. 16, 2001 **   Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                 $ 98        $ (1,432)           $ -             $ (3,752)          $ (986)             $ -                 $ (664)             $ -              $ -          $ (78,119)         $ (9,958)         $ (666)          $ (129,311)       $ (8,763)         $ (3,242)
     Net Realized Gain (Loss)                                  (87,914)           (478)             -              (13,643)          (2,406)               -                   (465)               -                -           (131,846)          109,990           4,024              257,659         110,310             9,423
     Net Unrealized Gain (Loss) On Investments                 106,815        (106,815)             -               37,158          (37,158)               -                  2,277                -                -           (168,326)         (504,263)         64,372             (404,969)         35,072            61,330
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         18,999        (108,725)             -               19,763          (40,550)               -                  1,148                -                -           (378,291)         (404,231)         67,730             (276,621)        136,619            67,511
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                        15,390          14,301              -                9,337           14,708                -                  5,855                -                -            380,714           513,255         165,636            1,148,067         703,271           575,012
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                             (2,186,412)      2,246,447              -           (1,637,651)       1,634,393                -                 50,293                -                -            328,487         1,299,677          79,855            2,106,573         850,446           543,676
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     (2,171,022)      2,260,748              -           (1,628,314)       1,649,101                -                 56,148                -                -            709,201         1,812,932         245,491            3,254,640       1,553,717         1,118,688
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (2,152,023)      2,152,023              -           (1,608,551)       1,608,551                -                 57,296                -                -            330,910         1,408,701         313,221            2,978,019       1,690,336         1,186,199
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,152,023               -              -            1,608,551                -                -                      -                -                -          1,728,395           319,694           6,473            2,937,508       1,247,172            60,973
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                                 $ -     $ 2,152,023            $ -                  $ -      $ 1,608,551              $ -               $ 57,296              $ -              $ -        $ 2,059,305       $ 1,728,395       $ 319,694          $ 5,915,527     $ 2,937,508       $ 1,247,172
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - American Century                              AST - American Century                                  AST - American Century                                 AST - American Century                                AST - Cohen & Steers
                                                              Income & Growth                                   International Growth                                  International Growth II                                   Strategic Balanced                               Real Estate
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended           Jan. 1 thru        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999       Sep. 24, 2001 **    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (68,204)      $ (11,049)        $ (897)           $ (55,638)        $ (4,711)          $ (532)              $ (2,827)        $ (1,512)          $ (206)         $ (16,992)           $ (134)         $ (848)            $ (8,444)         $ (242)           $ (130)
     Net Realized Gain (Loss)                                  (85,840)         37,596          1,900             (265,319)         (47,824)          34,020                (77,296)           8,411            3,344              2,282            21,360             591               14,777          21,447              (283)
     Net Unrealized Gain (Loss) On Investments                 (97,544)       (222,208)        40,818             (124,866)           6,397           15,069                 25,434          (36,789)          11,355            (36,022)          (44,509)         18,615              (31,240)         44,925             1,590
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (251,588)       (195,661)        41,821             (445,823)         (46,138)          48,557                (54,689)         (29,890)          14,493            (50,732)          (23,283)         18,358              (24,907)         66,130             1,177
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       352,834         767,437        160,648              551,633          602,641           53,185                 15,205           83,662           30,103            154,017           105,383         151,426              121,793          80,762            16,286
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                190,748         926,535        418,921              485,240          403,226          (14,766)              (144,464)          56,403           29,177            511,214           233,892         136,019               43,172         289,240            26,121
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        543,582       1,693,972        579,569            1,036,873        1,005,867           38,419               (129,259)         140,065           59,280            665,231           339,275         287,445              164,965         370,002            42,407
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        291,994       1,498,311        621,390              591,050          959,729           86,976               (183,948)         110,175           73,773            614,499           315,992         305,803              140,058         436,132            43,584
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,127,821         629,510          8,120            1,074,613          114,884           27,908                183,948           73,773                -            623,881           307,889           2,086              481,811          45,679             2,095
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 2,419,815     $ 2,127,821      $ 629,510          $ 1,665,663      $ 1,074,613        $ 114,884                    $ -        $ 183,948         $ 73,773        $ 1,238,380         $ 623,881       $ 307,889            $ 621,869       $ 481,811          $ 45,679
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - DeAm                                       AST - Federated                                         AST - Federated                                        AST - Founders                                         AST - Gabelli
                                                              Small-Cap Growth                                   Aggressive Growth                                  High Yield                                              Passport                                            All-Cap Value
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended     Jan. 4* thru        Year Ended      * Oct. 23 thru     Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended      Nov. 15* thru     Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (75,491)       $ (9,643)         $ (25)            $ (2,008)             $ -              $ -               $ 60,957         $ 56,943          $ 1,049          $ (44,105)         $ (7,517)          $ (69)           $ (37,449)           $ (1)              $ -
     Net Realized Gain (Loss)                                 (599,145)       (113,980)         4,492               (6,020)               -                -               (252,452)         (36,094)          (9,073)          (233,028)         (194,714)          5,371              (85,828)              -                 -
     Net Unrealized Gain (Loss) On Investments                  81,080        (287,981)         1,404                3,704                -                -                119,835         (109,011)           3,361           (135,776)         (234,473)         25,093               10,449             109                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (593,556)       (411,604)         5,871               (4,324)               -                -                (71,660)         (88,162)          (4,663)          (412,909)         (436,704)         30,395             (112,828)            108                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       457,713       1,330,559          5,911               36,291                -                -                411,417          272,874          322,899            269,765         1,036,859          14,334              342,109             173                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                108,166         707,591          3,739               55,661                -                -                738,451          141,244          229,080             17,484           248,761          89,887            1,411,969          10,189                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        565,879       2,038,150          9,650               91,952                -                -              1,149,868          414,118          551,979            287,249         1,285,620         104,221            1,754,078          10,362                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        (27,677)      1,626,546         15,521               87,628                -                -              1,078,208          325,956          547,316           (125,660)          848,916         134,616            1,641,250          10,470                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     1,642,067          15,521              -                    -                -                -                924,482          598,526           51,210            983,532           134,616               -               10,470               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 1,614,390     $ 1,642,067       $ 15,521             $ 87,628              $ -              $ -            $ 2,002,690        $ 924,482        $ 598,526          $ 857,872         $ 983,532       $ 134,616          $ 1,651,720        $ 10,470               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Gabelli                                            AST - Goldman Sachs                                AST - Invesco                                              AST                                                AST - Janus
                                                      Small-Cap Value                                     Small-Cap Value                                          Equity Income                                         JanCap Growth                                         Mid-Cap Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended      * May 1 thru      Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (54,214)       $ (3,551)        $ (566)           $ (46,144)        $ (3,516)          $ (304)             $ (62,706)         $ 4,558         $ (1,337)        $ (352,116)       $ (103,975)      $ (19,842)           $ (31,839)       $ (2,095)              $ -
     Net Realized Gain (Loss)                                   60,377          66,931          1,483              117,491           21,358              441               (326,659)          75,302            3,816         (5,909,985)          719,471         151,615             (294,933)        (21,689)                -
     Net Unrealized Gain (Loss) On Investments                  (2,761)         41,236          2,797                1,113           93,760            6,594                 84,227          (24,425)          23,926          2,561,298        (4,706,511)      1,419,033              (68,781)       (215,030)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          3,402         104,616          3,714               72,460          111,602            6,731               (305,138)          55,435           26,405         (3,700,803)       (4,091,015)      1,550,806             (395,553)       (238,814)                -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       418,582         268,996         38,295              340,102          179,506           46,463                617,539          487,202          355,509          1,253,858         3,675,894       2,106,542              320,669         259,438                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                              1,009,860         292,255         78,616              445,750          220,782           25,242                983,259          729,336          382,501            295,576         2,424,325       3,610,343              162,627         551,753                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      1,428,442         561,251        116,911              785,852          400,288           71,705              1,600,798        1,216,538          738,010          1,549,434         6,100,219       5,716,885              483,296         811,191                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      1,431,844         665,867        120,625              858,312          511,890           78,436              1,295,660        1,271,973          764,415         (2,151,369)        2,009,204       7,267,691               87,743         572,377                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       818,414         152,547         31,922              601,992           90,102           11,666              2,113,645          841,672           77,257          9,578,741         7,569,537         301,846              572,377               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 2,250,258       $ 818,414      $ 152,547          $ 1,460,304        $ 601,992         $ 90,102            $ 3,409,305      $ 2,113,645        $ 841,672        $ 7,427,372       $ 9,578,741     $ 7,569,537            $ 660,120       $ 572,377               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Janus                                         AST - Janus                                           AST - Kinetics                                                AST - Lord Abbett                               AST - Marsico
                                                              Overseas Growth                             Strategic Value                                            Internet                                                     Bond Debenture                               Capital Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended      * Oct. 23 thru     Year Ended           Year Ended       * Oct. 23 thru     Year Ended         Year Ended     * Oct. 23 thru     Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ 24,279       $ (18,465)      $ (4,321)           $ (11,286)             $ -              $ -               $ (1,237)            $ (1)             $ -           $ (8,599)              $ -             $ -           $ (236,540)      $ (59,139)         $ (9,231)
     Net Realized Gain (Loss)                                 (265,995)        291,756        105,419               (8,482)               -                -                 (3,539)              (4)               -            (15,541)                -               -             (150,389)        432,537            86,891
     Net Unrealized Gain (Loss) On Investments                (322,019)     (1,156,904)       423,345              (16,058)              26                -                   (380)            (160)               -              6,853                 -               -           (1,313,733)     (1,228,140)          717,724
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (563,735)       (883,613)       524,443              (35,826)              26                -                 (5,156)            (165)               -            (17,287)                -               -           (1,700,662)       (854,742)          795,384
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       151,431         861,967        397,728              271,696              113                -                 12,830                1                -            132,228                 -               -            1,137,138       1,971,341         1,322,074
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                               (378,073)        682,624        479,014              360,680            4,525                -                 27,913              789                -            201,199                 -               -              694,931       1,267,895         1,438,822
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       (226,642)      1,544,591        876,742              632,376            4,638                -                 40,743              790                -            333,427                 -               -            1,832,069       3,239,236         2,760,896
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (790,377)        660,978      1,401,185              596,550            4,664                -                 35,587              625                -            316,140                 -               -              131,407       2,384,494         3,556,280
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,183,990       1,523,012        121,827                4,664                -                -                    625                -                -                  -                 -               -            6,239,210       3,854,716           298,436
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 1,393,613     $ 2,183,990    $ 1,523,012            $ 601,214          $ 4,664              $ -               $ 36,212            $ 625              $ -          $ 316,140               $ -             $ -          $ 6,370,617     $ 6,239,210       $ 3,854,716
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - MFS                                           AST - MFS                                               AST - MFS                                                AST                                                 AST - Neuberger & Berman
                                                       Global Equity                                          Growth                                                     Growth with Income                               Money Market                                         Mid-Cap Growth
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended     Oct. 18* thru          Year Ended         Year Ended     Oct. 18* thru        Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (9,971)         $ (457)           $ -            $ (79,409)        $ (1,414)            $ (7)             $ (20,294)        $ (1,340)            $ (2)         $ (43,603)        $ 344,616        $ 69,500           $ (103,172)      $ (17,760)         $ (1,125)
     Net Realized Gain (Loss)                                  (41,005)           (902)             -             (138,174)           2,465                4                (17,180)           3,202                -                  -                 -               -             (730,038)         76,544             8,203
     Net Unrealized Gain (Loss) On Investments                  12,741          (3,678)             -             (363,526)         (38,773)           2,365                (55,008)          (5,411)             293                  -                 -               -              (26,110)       (498,096)          109,009
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (38,235)         (5,037)             -             (581,109)         (37,722)           2,362                (92,482)          (3,549)             291            (43,603)          344,616          69,500             (859,320)       (439,312)          116,087
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       112,138          99,001              -              416,745          232,870                -                224,743          181,676            1,390         27,266,101        32,929,781      16,273,464              671,352       1,135,134           136,608
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                 72,382         111,641              -            2,104,955          265,713           24,458                238,975          169,609           12,006        (20,311,374)      (26,935,846)    (11,984,872)             944,450       1,123,120           201,212
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        184,520         210,642              -            2,521,700          498,583           24,458                463,718          351,285           13,396          6,954,727         5,993,935       4,288,592            1,615,802       2,258,254           337,820
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        146,285         205,605              -            1,940,591          460,861           26,820                371,236          347,736           13,687          6,911,124         6,338,551       4,358,092              756,482       1,818,942           453,907
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       205,605               -              -              487,681           26,820                -                361,423           13,687                -         10,728,167         4,389,616          31,524            2,312,251         493,309            39,402
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                           $ 351,890       $ 205,605            $ -          $ 2,428,272        $ 487,681         $ 26,820              $ 732,659        $ 361,423         $ 13,687       $ 17,639,291      $ 10,728,167     $ 4,389,616          $ 3,068,733     $ 2,312,251         $ 493,309
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Neuberger & Berman                          AST - PBHG                                          AST - Pimco Limited                                       AST - Pimco                                           AST - Sanford
                                                       Mid-Cap Value                                              Small-Cap Growth                                 Maturity Bond                                                Total Return Bond                                   Bernstein Core Value
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended         * May 1 thru      Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (95,687)       $ (7,186)        $ (108)           $ (57,050)       $ (25,641)        $ (3,100)              $ 13,903         $ 32,536         $ (1,576)          $ (1,467)         $ 50,786         $ 3,257             $ (2,034)            $ -               $ -
     Net Realized Gain (Loss)                                   93,344          63,971        (12,175)            (485,453)         529,072           54,134                 16,899           (2,071)            (133)           123,099            55,816         (11,871)              (4,248)              -                 -
     Net Unrealized Gain (Loss) On Investments                (143,750)        169,246         15,681              359,101       (1,978,234)         641,901                 13,086            3,548           13,033             32,254            54,814           2,371               13,666               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (146,093)        226,031          3,398             (183,402)      (1,474,803)         692,935                 43,888           34,013           11,324            153,886           161,416          (6,243)               7,384               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       671,540         564,108        173,443              143,222          447,875          474,440                194,340          141,221          824,393            988,916           690,453         411,251               44,117               -                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                              1,455,028         612,700         68,136             (175,876)         613,281          781,328                695,985         (591,030)         120,802          2,081,270           656,848         443,317              184,809               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      2,126,568       1,176,808        241,579              (32,654)       1,061,156        1,255,768                890,325         (449,809)         945,195          3,070,186         1,347,301         854,568              228,926               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      1,980,475       1,402,839        244,977             (216,056)        (413,647)       1,948,703                934,213         (415,796)         956,519          3,224,072         1,508,717         848,325              236,310               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     1,688,394         285,555         40,578            1,539,078        1,952,725            4,022                574,606          990,402           33,883          2,381,713           872,996          24,671                    -               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 3,668,869     $ 1,688,394      $ 285,555          $ 1,323,022      $ 1,539,078      $ 1,952,725            $ 1,508,819        $ 574,606        $ 990,402        $ 5,605,785       $ 2,381,713       $ 872,996            $ 236,310             $ -               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Sanford Bernstein                          AST - Scudder                                           AST - Strong                                                AST - T. Rowe Price                                   AST - T. Rowe Price
                                                             Managed Index 500                                 Japan                                                    International Equity                                     Asset Allocation                                Global Bond
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended      * Oct. 23 thru     Year Ended           Year Ended         Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (86,327)      $ (15,294)      $ (3,715)              $ (321)             $ -              $ -              $ (62,201)        $ (7,045)          $ (608)          $ (5,332)          $ 2,852            $ 46             $ (6,696)         $ (191)            $ 831
     Net Realized Gain (Loss)                                 (353,438)        108,495          1,945                2,801            1,097                -               (353,361)        (193,459)          50,035            (17,264)            7,153           2,278                6,737            (170)           (1,767)
     Net Unrealized Gain (Loss) On Investments                  72,832        (306,113)       145,724                  (45)               -                -                 13,328          (13,820)          16,373            (13,490)          (17,943)         13,234               (1,765)          2,196              (551)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (366,933)       (212,912)       143,954                2,435            1,097                -               (402,234)        (214,324)          65,800            (36,086)           (7,938)         15,558               (1,724)          1,835            (1,487)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       652,949         824,112        524,687                  769                -                -                475,392          798,633           35,637            129,669           120,581         102,551               55,419          27,395                57
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                637,986        (100,107)     1,102,793               (2,154)          (1,097)               -                193,813          479,230          122,464            (34,353)          153,040         123,775               79,363          31,384            (5,273)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      1,290,935         724,005      1,627,480               (1,385)          (1,097)               -                669,205        1,277,863          158,101             95,316           273,621         226,326              134,782          58,779            (5,216)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        924,002         511,093      1,771,434                1,050                -                -                266,971        1,063,539          223,901             59,230           265,683         241,884              133,058          60,614            (6,703)
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                     2,301,783       1,790,690         19,256                    -                -                -              1,314,167          250,628           26,727            515,303           249,620           7,736               69,296           8,682            15,385
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 3,225,785     $ 2,301,783    $ 1,790,690              $ 1,050              $ -              $ -            $ 1,581,138      $ 1,314,167        $ 250,628          $ 574,533         $ 515,303       $ 249,620            $ 202,354        $ 69,296           $ 8,682
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            AST - T. Rowe Price                              Evergreen                                               Evergreen                                             Evergreen                                               INVESCO
                                                             Natural Resources                                   VA Global Leaders                                   VA Omega                                                   VA Special Equity                               VIF Dynamics
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended      Year Ended         Year Ended        Year Ended       Year Ended          * May 1 thru        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended          Year Ended       Year Ended      Oct. 18* thru
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (15,031)         $ (810)        $ (155)            $ (2,250)            $ (1)             $ -                  $ (10)             $ -              $ -           $ (7,770)           $ (353)            $ -            $ (39,464)       $ (4,759)             $ (7)
     Net Realized Gain (Loss)                                    3,554           9,708          6,486              (12,658)           1,093                -                     (1)               -                -            (25,261)             (330)              -             (362,641)          8,029               202
     Net Unrealized Gain (Loss) On Investments                 (18,597)         30,481           (625)               1,346           (2,144)               -                     (7)               -                -              9,270           (10,720)              -              (15,822)       (189,427)            1,841
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (30,074)         39,379          5,706              (13,562)          (1,052)               -                    (18)               -                -            (23,761)          (11,403)              -             (417,927)       (186,157)            2,036
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                        61,717         168,166         21,568               57,496           44,278                -                    305                -                -             52,659           106,358               -              315,167         337,305               224
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                240,167         (42,812)        14,961              188,006           16,878                -                      -                -                -             41,162            81,186               -               47,453         939,807            20,871
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        301,884         125,354         36,529              245,502           61,156                -                    305                -                -             93,821           187,544               -              362,620       1,277,112            21,095
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        271,810         164,733         42,235              231,940           60,104                -                    287                -                -             70,060           176,141               -              (55,307)      1,090,955            23,131
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       218,975          54,242         12,007               60,104                -                -                      -                -                -            176,141                 -               -            1,114,086          23,131                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                           $ 490,785       $ 218,975       $ 54,242            $ 292,044         $ 60,104              $ -                  $ 287              $ -              $ -          $ 246,201         $ 176,141             $ -          $ 1,058,779     $ 1,114,086          $ 23,131
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          INVESCO                                             INVESCO                                                 INVESCO                                               INVESCO                                              Montgomery
                                                           VIF Financial Services                               VIF Health Sciences                               VIF Technology                                              VIF Telecommunications                                  Emerging Markets
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                         Year Ended      Year Ended    Oct. 18* thru        Year Ended        Year Ended     Oct. 18* thru          Year Ended         Year Ended     Oct. 18* thru        Year Ended       Year Ended      Oct. 18* thru        Year Ended       Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (47,749)       $ (3,476)          $ (3)           $ (67,591)        $ (7,117)           $ (15)             $ (87,894)       $ (17,776)           $ (33)         $ (42,984)         $ (9,860)           $ (4)           $ (11,169)       $ (2,252)           $ (159)
     Net Realized Gain (Loss)                                   30,229          17,819            (24)            (233,489)          33,652           (1,267)            (2,318,565)          18,856            1,502         (1,070,874)          (81,546)             62              (70,799)        (15,978)            2,557
     Net Unrealized Gain (Loss) On Investments                (140,345)         99,430            210              (64,011)          62,569              424              1,069,017       (1,305,760)          25,574            403,023          (458,143)          4,283               47,823         (67,916)           10,798
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (157,865)        113,773            183             (365,091)          89,104             (858)            (1,337,442)      (1,304,680)          27,043           (710,835)         (549,549)          4,341              (34,145)        (86,146)           13,196
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                       228,456         271,098         16,465              480,504          469,346           16,103                488,684        1,134,816           27,734            224,267           778,160           1,363               66,274         120,516            29,118
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                344,940         559,135          3,787             (286,952)       1,690,370            4,007                (34,701)       2,586,476          110,040            (18,842)          824,456          49,235               88,607         155,581            11,482
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        573,396         830,233         20,252              193,552        2,159,716           20,110                453,983        3,721,292          137,774            205,425         1,602,616          50,598              154,881         276,097            40,600
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        415,531         944,006         20,435             (171,539)       2,248,820           19,252               (883,459)       2,416,612          164,817           (505,410)        1,053,067          54,939              120,736         189,951            53,796
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                       964,441          20,435              -            2,268,072           19,252                -              2,581,429          164,817                -          1,108,006            54,939               -              243,747          53,796                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                         $ 1,379,972       $ 964,441       $ 20,435          $ 2,096,533      $ 2,268,072         $ 19,252            $ 1,697,970      $ 2,581,429        $ 164,817          $ 602,596       $ 1,108,006        $ 54,939            $ 364,483       $ 243,747          $ 53,796
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          ProFunds                                           ProFunds                                                ProFunds                                               ProFunds                                              ProFunds
                                                          VP Bear                                          VP Bull Plus                                              VP Europe                                               VP OTC                                             VP Ultra OTC
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                       * Jan. 22 thru    Year Ended      Year Ended       * Jan. 22 thru      Year Ended       Year Ended         * Jan. 22 thru       Year Ended       Year Ended       * Jan. 22 thru     Year Ended       Year Ended        * Jan. 22 thru     Year Ended       Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (734)            $ -            $ -             $ (6,192)             $ -              $ -               $ (1,691)             $ -              $ -           $ (8,037)              $ -             $ -             $ (6,330)            $ -               $ -
     Net Realized Gain (Loss)                                  (15,857)              -              -              (11,285)               -                -                (18,589)               -                -            (31,918)                -               -              (72,093)              -                 -
     Net Unrealized Gain (Loss) On Investments                    (475)              -              -                5,300                -                -                    145                -                -            (12,822)                -               -              (82,100)              -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                        (17,066)              -              -              (12,177)               -                -                (20,135)               -                -            (52,777)                -               -             (160,523)              -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                           197               -              -               14,460                -                -                 49,053                -                -             22,800                 -               -               28,367               -                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                 39,325               -              -              241,829                -                -                 25,897                -                -            301,259                 -               -              749,617               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                         39,522               -              -              256,289                -                -                 74,950                -                -            324,059                 -               -              777,984               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         22,456               -              -              244,112                -                -                 54,815                -                -            271,282                 -               -              617,461               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                             -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                            $ 22,456             $ -            $ -            $ 244,112              $ -              $ -               $ 54,815              $ -              $ -          $ 271,282               $ -             $ -            $ 617,461             $ -               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          ProFunds                                        Prudential - SP                                              Rydex                                                 Rydex                                                  Rydex
                                                             VP Ultra Small-Cap                                Jennison Int'l Growth                                   Nova                                                   OTC                                                   Ursa
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                       * Jan. 22 thru    Year Ended      Year Ended        * May 1 thru       Year Ended       Year Ended           Year Ended       * Oct. 23 thru     Year Ended         Year Ended     * Oct. 23 thru     Year Ended          Year Ended     * Oct. 23 thru     Year Ended
                                                       Dec. 31, 2001    Dec. 31, 2000  Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (4,579)            $ -            $ -               $ (328)             $ -              $ -               $ 21,046            $ (16)             $ -           $ (6,349)            $ (27)            $ -                $ 988             $ -               $ -
     Net Realized Gain (Loss)                                   (3,208)              -              -               (9,134)               -                -                (34,298)             (58)               -            (66,000)           (4,305)              -                  625           2,812                 -
     Net Unrealized Gain (Loss) On Investments                      50               -              -                    -                -                -                (57,446)             522                -            (31,381)          (20,422)              -               (2,082)              1                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         (7,737)              -              -               (9,462)               -                -                (70,698)             448                -           (103,730)          (24,754)              -                 (469)          2,813                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                        40,429               -              -                    -                -                -                 26,859            1,166                -             51,085             4,094               -                8,092               -                 -
     Net Transfers Between Sub-accounts                              -               -              -                    -                -                -                      -                -                -                  -                 -               -                    -               -                 -
     Surrenders                                                125,748               -              -                9,462                -                -                154,109           64,462                -            112,026           134,439               -                   63           7,540                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        166,177               -              -                9,462                -                -                180,968           65,628                -            163,111           138,533               -                8,155           7,540                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        158,440               -              -                    -                -                -                110,270           66,076                -             59,381           113,779               -                7,686          10,353                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------

NET ASSETS:
     Beginning of Period                                             -               -              -                    -                -                -                 66,076                -                -            113,779                 -               -               10,353               -                 -
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
                                                      ------------------------------------------------   ----------------------------------------------------   ------------------------------------------------------  ---------------------------------------------------   ----------------------------------------------------
     End of Period                                           $ 158,440             $ -            $ -                  $ -              $ -              $ -              $ 176,346         $ 66,076              $ -          $ 173,160         $ 113,779             $ -             $ 18,039        $ 10,353               $ -
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================
                                                      ================================================   ====================================================   ======================================================  ===================================================   ====================================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 2001
-------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia Life  Assurance  Corporation  Variable  Account F (the  "Account") is a separate  investment account of American  Skandia Life Assurance  Corporation  ("American  Skandia" or  "Company").  The Account is
     registered  with the SEC under the  Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations June 25, 1998.

     As of December  31, 2001,  the Account  consisted  of  fifty-nine  sub-accounts.  These  financial  statements report on all  fifty-nine  sub-accounts  offered in American  Skandia's  AS Trophy and SPVLI  (single  premium variable life  insurance  policies as well as AS Life  Champion,  AS Life Focus and AS Life Horizon  (flexible premium  variable life  insurance  policies).  Each of the  fifty-nine  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series,  Rydex Variable Trust,
     INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund, Inc. or Evergreen Variable
     Annuity Trust (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American
     Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord
     Abbett  & Co.,  Janus  Capital  Corporation,  J.  P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman
     Management  Incorporated,  Federated  Investment  Counseling,  T. Rowe Price  Associates,  Inc., T. Rowe Price
     International,  Inc., Founders Asset Management,  LLC, Pacific Investment  Management  Company,  INVESCO Funds
     Group Inc.,  American Century  Investment  Management,  Inc., Marsico Capital Management LLC, Cohen and Steers
     Capital  Management,  Inc.,  Massachusetts  Financial  Services  Company,  Sanford C.  Bernstein  & Co.,  LLC,
     Alliance  Capital  Management,  L.P., Fred Alger  Management,  Inc.,  GAMCO  Investors,  Inc.,  Zurich Scudder
     Investments,  Inc.,  Kinetics  Asset  Management,  Inc.,  Pilgrim  Baxter &  Associates,  Goldman  Sachs Asset
     Management,  Deutsche  Asset  Management,  Inc. and Strong  Capital  Management,  Inc.  are the  sub-advisors.
     Montgomery  Asset  Management,  L.P. is the  investment  advisor for the  Montgomery  Variable  Series.  PADCO
     Advisors II, Inc. is the investment  advisor for the Rydex Variable  Trust.  INVESCO Funds Group,  Inc. is the
     investment  advisor for the INVESCO  Variable  Investment  Funds,  Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP. Evergreen Asset  Management  Corp. is the investment  advisor for Evergreen VA Global
     Leaders.  Meridian  Investment  Company is the  investment  advisor for the Evergreen VA Special  Equity Fund.
     Prudential  Investment  Fund  Management,  LLC/Jennison  Associates,  LLC  are  the  investment  advisors  for
     Prudential SP Jennison International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The variable life insurance  policies referred to above are distributed by American Skandia  Marketing,  Inc., an affiliate of American Skandia.

     During  2001,  the  following  sub-accounts  incurred a name change or  sub-advisor  change:  AST Alger Growth merged into AST MFS Growth;  AST Alger Mid-Cap Growth merged into AST Alger

1.   ORGANIZATION (continued)

     All-Cap Growth,  AST Goldman Sachs Small-Cap Value  (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder
     Small-Cap  Growth  (formerly AST Kemper  Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus
     Small-Cap  Growth),   AST  American  Century   International  Growth  II  merged  into  AST  American  Century
     International  Growth,  AST DeAm  Small-Cap  Growth  (formerly  AST  Scudder  Small-Cap  Growth),  AST  Strong
     International  Equity (formerly AST AIM International  Equity) and AST Money Market sub-advised by Wells Fargo
     Capital Management, Inc. (formerly AST Money Market sub-advised by J.P. Morgan Investment Management).

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments  in the  sub-accounts  is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual  basis.  Realized  gains and losses on sales of  investments  are  determined on a first-in first-out basis.

3.       ESTIMATES

     The preparation of financial  statements in conformity with accounting  principles  generally  accepted in the
     United States  requires that management  make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  at the date of the  financial  statements  and the  reported  amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal income tax liability on earnings,  or realized  capital gains  attributable  to the Account;  therefore,  no charges for federal  income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.
     Under  current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.  The Company does not  anticipate  that these taxes will be  significant.  However,  American
     Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a
     mutual  fund  by  the  segregated  asset  account  of  the  insurance  companies).   If  the  diversification
     requirements  under the Internal  Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer  will be subject  to income  tax on the  annual  gain in the  contract.  The  Treasury  Department's regulations prescribe the

5.       DIVERSIFICATION REQUIREMENTS
      (continued)

     diversification  requirements for variable  annuity  contracts.  The Company  believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   POLICY CHARGES

     The following  contract charges are paid to American Skandia,  which provides  administrative  services to the
     Account:

     Mortality  and Expense Risk Charges - Charged  daily  against the Account at an annual rate of .90% of the net assets. This annual rate may decrease to .25% beginning in policy year sixteen.

     Administrative Fees - Charged daily against the Account at an annual rate of .25% of the net assets.

     Sales and Tax Charges - charged  daily  against the account at an annual rate  ranging from .40% to .65% for a period of up to ten policy years.

     Partial Withdrawal Transaction Fee - may be charged at a rate of $25 for each partial withdrawal transaction.

     Maintenance Fee - may be charged monthly at a rate of $2.50 per month if account value is below $75,000.

     Transfer Fees - charged at a rate of $10 for each transfer  after the 20th, for each policy  account,  in each policy year.

     Contingent  Deferred  Sales/Tax  Charges  are  computed  as set forth in the  respective  prospectuses  for AS
     Trophy, AS Life Champion, AS Life Focus and AS Life Horizon.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AAF                                                  AAF                                               AST - AIM                                           AST - Alger                                        AST - Alger
                                                         Growth                                            Mid-Cap Growth                                         Balanced                                                  All-Cap Growth                                  Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Jan. 1 thru      Year Ended         Year Ended       Jan. 1 thru      Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended         Jan. 1 thru    * Nov. 11 thru    Year Ended
                                                      Dec. 31, 2001   Nov. 11, 2000 **  Dec. 31, 1999      Dec. 31, 2001   Nov. 11, 2000 **  Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999      Feb. 16, 2001 **  Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -           104,744          2,771                   -            56,139              -            126,271            25,161              390           187,561              -                -             226,412               -               -
Units Purchased                                                     -            34,586         49,695                   -            20,057         29,675             27,831            36,794           17,100            77,577         95,529                -               1,371           1,675               -
Units Transferred Between Sub-accounts                              -          (137,664)        53,000                   -           (75,403)        26,703             20,743            64,548            7,929           244,785         93,525                -            (227,783)        225,271               -
Units Surrendered                                                   -            (1,666)          (722)                  -              (793)          (239)            (1,256)             (232)            (258)           (5,263)        (1,493)               -                   -            (534)              -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                                 -                 -        104,744                   -                 -         56,139            173,589           126,271           25,161           504,660        187,561                -                   -         226,412               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Alger                                         AST - Alliance                                      AST - Alliance                                        AST - Alliance                                         AST - American Century
                                                     Mid-Cap Growth                                            Bernstein Growth & Value                             Growth                                                  Growth & Income                                    Income & Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Jan. 1 thru     * Nov. 11 thru     Year Ended        * May 1 thru      Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                    Feb. 16, 2001 **    Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                     164,903                 -              -                   -                 -              -            135,616            21,389              573           241,867        107,121            6,010             195,150          50,924             799
Units Purchased                                                   802             1,664              -                 641                 -              -             34,972            32,283            3,280            93,789         59,792           52,034              35,406          65,323          13,898
Units Transferred Between Sub-accounts                       (165,705)          163,889              -               5,300                 -              -             22,077            82,677           17,636           166,523         75,458           49,774              17,147          80,297          36,532
Units Surrendered                                                   -              (650)             -                   -                 -              -               (979)             (733)            (100)           (7,027)          (503)            (696)             (2,489)         (1,394)           (305)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                                 -           164,903              -               5,941                 -              -            191,686           135,616           21,389           495,152        241,867          107,121             245,214         195,150          50,924
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - American Century                                AST - American Century                              AST - American Century                                   AST - Cohen &                                AST - DeAm
                                                          International Growth I                                International Growth II                               Strategic Balanced                                  Steers Real Estate                                   Small-Cap Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended        Jan. 1 thru       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended     Jan. 4* thru
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999     Sep. 24, 2001 **   Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                      84,389             7,482          2,968              17,445             5,713              -             53,296            25,191              191            42,949          5,079              235             136,357           1,007               -
Units Purchased                                                54,277            44,210          3,681               1,621             7,231          2,864             13,927             8,782           12,647            10,917          7,186            1,897              48,325          89,872             428
Units Transferred Between Sub-accounts                         45,720            33,907          1,156             (19,066)            4,501          2,897             44,296            19,425           12,508             1,453         31,428            3,018               7,388          46,288             605
Units Surrendered                                              (2,416)           (1,210)          (323)                  -                 -            (48)              (264)             (102)            (155)             (792)          (744)             (71)             (2,569)           (810)            (26)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           181,970            84,389          7,482                   -            17,445          5,713            111,255            53,296           25,191            54,527         42,949            5,079             189,501         136,357           1,007
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     AST - Federated                                      AST - Federated                                               AST - Founders                               AST - Gabelli                                       AST- Gabelli
                                                             Aggressive Growth                            High Yield Bond                                         Passport                                           All-Cap Value                                     Small-Cap Value
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended      * Oct. 23 thru     Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended      Mar. 18* thru        Year Ended   * Oct. 23 thru    Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -             104,857            60,603          5,228             84,408             7,962                -             1,040              -                -              79,494          17,849           3,713
Units Purchased                                                 5,144                 -              -              45,824            28,401         31,239             29,010            66,332            1,286            33,854             18                -              39,390          27,669           4,616
Units Transferred Between Sub-accounts                          7,155                 -              -              79,421            16,835         24,684             (2,558)           10,424            6,694           134,997          1,022                -              88,302          34,534           9,787
Units Surrendered                                                   -                 -              -                (617)             (982)          (548)              (972)             (310)             (18)             (213)             -                -                (475)           (558)           (267)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            12,299                 -              -             229,485           104,857         60,603            109,888            84,408            7,962           169,678          1,040                -             206,711          79,494          17,849
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST-Goldman Sachs                              AST-Invesco                                              AST                                              AST - Janus                                        AST - Janus
                                                     Small-Cap Value                                       Equity Income                                                 JanCap Growth                                      Mid-Cap Growth                                     Overseas Growth
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended    * May 1 thru     Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                      47,093             9,327          1,299             181,236            74,727          7,576            687,544           370,764           22,655            86,875              -                -             174,667          90,760          13,110
Units Purchased                                                24,749            16,177          5,067              56,545            42,598         32,043            115,164           191,771          122,054            63,129         28,866                -              14,382          49,070          36,098
Units Transferred Between Sub-accounts                         33,642            22,051          3,038              88,679            64,323         36,312             (3,868)          128,406          228,559            19,892         58,009                -             (36,676)         35,491          42,729
Units Surrendered                                                (329)             (462)           (77)             (2,918)             (412)        (1,205)            (9,454)           (3,397)          (2,504)             (462)             -                -              (4,883)           (654)         (1,177)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           105,155            47,093          9,327             323,542           181,236         74,727            789,386           687,544          370,764           169,434         86,875                -             147,490         174,667          90,760
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Janus                                         AST - Kinetics                                              AST - Lord Abbett                             AST - Marsico                                        AST - MFS
                                                     Strategic Value                                          Internet                                                  Bond Debenture                                      Capital Growth                              Global Equity
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended      * Oct. 23 thru     Year Ended         Year Ended     * Oct. 23 thru     Year Ended        Year Ended     * Oct. 23 thru      Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                         475                 -              -                  78                 -              -                  -                 -                -           438,963        229,882           26,845              20,345               -               -
Units Purchased                                                28,396                12              -               1,574                 -              -             13,015                 -                -            94,630        125,714           88,760              12,174           9,422               -
Units Transferred Between Sub-accounts                         36,816               463              -               2,730                78              -             17,635                 -                -            52,974         85,908          116,138               6,614          10,923               -
Units Surrendered                                                (174)                -              -                   -                 -              -                  -                 -                -            (7,378)        (2,541)          (1,861)                 (3)              -               -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            65,513               475              -               4,382                78              -             30,650                 -                -           579,189        438,963          229,882              39,130          20,345               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - MFS                                            AST - MFS                                               AST                                                   AST - Neuberger &                                  AST - Neuberger &
                                                         Growth                                                   Growth with Income                            Money Market                                             Berman Mid-Cap Growth                               Berman Mid-Cap Value
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended     Oct. 18* thru        Year Ended       Year Ended     Oct. 18* thru       Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                      46,822             2,379              -              34,771             1,304              -            968,500           415,524            3,086           159,662         30,953            3,699             131,349          27,998           4,156
Units Purchased                                                47,656            19,797            428              24,365            15,666              -                682         2,929,544        1,575,330            57,153         66,605           12,028              55,593          50,907          17,616
Units Transferred Between Sub-accounts                        208,833            24,742          1,977              25,288            17,837          1,309            660,624        (2,351,768)      (1,157,872)           73,590         62,223           15,621             115,007          53,145           6,684
Units Surrendered                                              (2,134)              (96)           (26)                (69)              (36)            (5)           (77,339)          (24,800)          (5,020)           (1,507)          (119)            (395)             (4,177)           (701)           (458)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           301,177            46,822          2,379              84,355            34,771          1,304          1,552,467           968,500          415,524           288,898        159,662           30,953             297,772         131,349          27,998
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - PBHG                                           AST - Pimco                                          AST - Pimco                                         AST - Sanford                                          AST - Sanford Berstein
                                                             Small-Cap Growth                                   Limited Maturity Bond                                  Total Return Bond                                 Bernstein Core Value                                 Managed Index 500
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended        * May 1 thru    Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                     123,085            80,028            394              50,998            94,215          3,294            209,564            84,718            2,341                 -              -                -             192,685         135,113           1,741
Units Purchased                                                12,857            20,355         28,506              18,025             8,995         79,188             83,488            63,670           36,924             4,732              -                -              60,239          62,893          43,102
Units Transferred Between Sub-accounts                        (17,270)           23,236         51,729              56,576           (52,212)        12,546            173,437            61,537           46,463            18,755              -                -              55,541          (4,802)         90,926
Units Surrendered                                              (4,220)             (534)          (602)               (125)                -           (813)            (8,114)             (361)          (1,010)                -              -                -              (4,868)           (519)           (656)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           114,452           123,085         80,028             125,474            50,998         94,215            458,375           209,564           84,718            23,487              -                -             303,597         192,685         135,113
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      AST - Scudder                                         AST - Strong                                              AST - T. Rowe Price                                 AST - T. Rowe Price                                AST - T. Rowe Price
                                                          Japan                                                  International Equity                                  Asset Allocation                               Global Bond                                             Natural Resources
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended      * Oct. 23 thru     Year Ended         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended      Year Ended          Year Ended      Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -             115,322            15,981          2,765             44,929            21,411              723             7,051            870            1,396              16,822           5,223           1,464
Units Purchased                                                   118                 -              -              48,751            56,763          2,791             12,123             9,971            8,716             5,578          2,724               12               4,823          15,269           2,082
Units Transferred Between Sub-accounts                             88                 -              -              17,765            43,986         10,551             (3,774)           14,246           12,151             7,662          3,457             (524)             16,577          (3,017)          1,760
Units Surrendered                                                   -                 -              -                (119)           (1,407)          (125)               (48)             (699)            (179)                -              -              (15)               (345)           (653)            (84)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                               206                 -              -             181,719           115,322         15,981             53,230            44,929           21,411            20,291          7,051              870              37,877          16,822           5,223
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Evergreen                                            Evergreen                                            Evergreen                                             INVESCO                                            INVESCO
                                                             VA Global Leaders                                VA Omega                                                 VA Special Equity                              VIF Dynamics                                          VIF Financial Services
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended       Year Ended        * May 1 thru      Year Ended       Year Ended        Year Ended       Year Ended        Year Ended         Year Ended     Year Ended    * Oct. 18 thru        Year Ended      Year Ended    * Oct. 18 thru
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                       5,715                 -              -                   -                 -              -             16,243                 -                -            86,185          1,706                -              67,071           1,753               -
Units Purchased                                                 6,394             4,135              -                  32                 -              -              5,377             8,927                -            32,208         22,501               19              17,478          21,641           1,427
Units Transferred Between Sub-accounts                         21,291             1,580              -                  (1)                -              -              3,490             7,316                -             2,426         62,761            1,690              23,709          43,834             328
Units Surrendered                                                (948)                -              -                   -                 -              -               (113)                -                -              (480)          (783)              (3)               (518)           (157)             (2)
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            32,452             5,715              -                  31                 -              -             24,997            16,243                -           120,339         86,185            1,706             107,740          67,071           1,753
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         INVESCO                                              INVESCO                                              INVESCO                                             Montgomery                                          ProFunds
                                                            VIF Health Sciences                            VIF Technology                                           VIF Telecommunications                                 Emerging Markets                                VP Bear
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                       Year Ended        Year Ended     * Oct. 18 thru       Year Ended       Year Ended     * Oct. 18 thru      Year Ended       Year Ended      * Oct. 18 thru       Year Ended     Year Ended      Year Ended        * Jan 22 thru     Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                     153,071             1,677              -             212,197            10,257              -            102,595             3,713                -            28,445          4,434                -                   -               -               -
Units Purchased                                                37,751            34,656          1,436              60,927            64,434          2,008             29,835            50,027               98             8,142         10,164            3,017                  17               -               -
Units Transferred Between Sub-accounts                        (24,733)          117,589            245             (10,563)          138,276          8,266             (7,826)           49,965            3,619             9,815         13,899            1,464               1,925               -               -
Units Surrendered                                              (2,327)             (851)            (4)             (1,896)             (770)           (17)            (1,865)           (1,110)              (4)             (149)           (52)             (47)                  -               -               -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                           163,762           153,071          1,677             260,665           212,197         10,257            122,739           102,595            3,713            46,253         28,445            4,434               1,942               -               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        ProFunds                                              ProFunds                                            ProFunds                                              ProFunds                                           ProFunds
                                                      VP Bull Plus                                          VP Europe 30                                           VP OTC                                              Ultra OTC                                              VP Ultra Small-Cap
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                      * Jan 22 thru      Year Ended       Year Ended       * Jan 22 thru      Year Ended       Year Ended       * Jan 22 thru     Year Ended        Year Ended       * Jan 22 thru    Year Ended      Year Ended        * Jan 22 thru     Year Ended      Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999       Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -                   -                 -              -                  -                 -                -                 -              -                -                   -               -               -
Units Purchased                                                 1,927                 -              -               5,787                 -              -              3,946                 -                -             8,620              -                -               4,697               -               -
Units Transferred Between Sub-accounts                         30,677                 -              -               1,797                 -              -             42,994                 -                -           234,401              -                -              12,710               -               -
Units Surrendered                                                   -                 -              -                (189)                -              -                  -                 -                -                 -              -                -                   -               -               -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------   -------------------------------------------------
Units Outstanding End of the Period                            32,604                 -              -               7,395                 -              -             46,940                 -                -           243,021              -                -              17,407               -               -
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================   =================================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Prudential - SP                                           Rydex                                                Rydex                                                Rydex
                                                           Jennison Int'l Growth                                Nova                                                 OTC                                                  Ursa
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                      * May 1 thru       Year Ended       Year Ended         Year Ended     * Oct. 23 thru     Year Ended        Year Ended     * Oct. 23 thru      Year Ended         Year Ended   * Oct. 23 thru    Year Ended
                                                      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 1999      Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 1999
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
Units Outstanding Beginning of the Period                           -                 -              -               7,309                 -              -             16,988                 -                -               971              -                -
Units Purchased                                                     -                 -              -               3,900               130              -              8,984               571                -               720              -                -
Units Transferred Between Sub-accounts                              -                 -              -              14,615             7,179              -             14,391            16,417                -              (202)           971                -
Units Surrendered                                                   -                 -              -                   -                 -              -                (13)                -                -                 -              -                -
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
                                                    ---------------------------------------------------   --------------------------------------------------   ---------------------------------------------------   -----------------------------------------------
Units Outstanding End of the Period                                 -                 -              -              25,824             7,309              -             40,350            16,988                -             1,489            971                -
                                                    ===================================================   ==================================================   ===================================================   ===============================================
                                                    ===================================================   ==================================================   ===================================================   ===============================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS  (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                          Purchases                                                 Sales
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                          Year Ended       Year Ended        Year Ended           Year Ended        Year Ended        Year Ended
                                                        Dec. 31, 2001     Dec. 31, 2000    Dec. 31, 1999         Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                      -----------------------------------------------------    -----------------------------------------------------

AAF - Growth                                                        $ -        $ 333,211       $ 1,599,277                  $ -       $ 2,709,072         $ 154,238
AAF - Mid-Cap Growth                                                  -          259,515           815,478                    -         1,864,480            76,711
AST - AIM Balanced                                              998,007        1,526,388           321,556              483,126           252,122            47,592
AST - Alger All-Cap Growth                                    2,649,429        1,574,209                 -              712,469           201,127                 -
AST - Alger Growth                                               20,578        2,301,432                 -            2,191,502            42,117                 -
AST - Alger Mid-Cap Growth                                       32,444        1,684,436                 -            1,664,510            36,321                 -
AST - Alliance Bernstein Growth & Value                          95,493                -                 -               40,009                 -                 -
AST - Alliance Growth                                         1,597,583        2,494,489           262,815              536,678         1,385,045            17,203
AST - Alliance Growth & Income                                5,094,658        2,403,905         1,285,490            1,569,455           691,151           166,596
AST - American Century Income & Growth                          921,044        2,115,169           590,487              445,654           380,932            11,331
AST - American Century International Growth I                 3,265,766        1,206,093           755,238            2,207,029         6,028,724           717,465
AST - American Century International Growth II                   53,599          182,881           330,758              150,965            35,255           271,684
AST - American Century Strategic Balanced                       773,037          419,064           306,219              109,868            57,687            19,622
AST - Cohen & Steers Real Estate                              1,209,503          579,598            56,565            1,052,977           250,197            14,292
AST - DeAm Small-Cap Growth                                   2,326,987        2,010,173            26,750            1,537,700           517,782            17,126
AST - Federated Aggressive Growth                               462,254                -                 -              372,310                 -                 -
AST - Federated High Yield Bond                               4,923,733          733,310         1,490,310            3,712,882           262,251           936,952
AST - Founders Passport                                         554,541        1,422,625           132,034              311,396         2,251,888            27,883
AST - Gabelli All-Cap Value                                   3,182,282           10,388                 -            1,465,531               620                 -
AST - Gabelli Small-Cap Value                                 2,993,075          987,414         1,419,164            1,562,454         2,380,121         1,302,962
AST - Goldman Sachs Small-Cap Value                           1,775,107          546,257            95,923            1,035,282           149,484            24,638
AST - Invesco Equity Income                                   5,317,162        1,545,376           759,634            3,758,358           243,940            20,315
AST - JanCap Growth                                          10,249,338       13,172,660         6,812,064            9,052,831         6,477,710         1,100,494
AST - Janus Mid-Cap Growth                                      726,971          828,685                 -              275,514            88,139                 -
AST - Janus Overseas Growth                                   1,106,265        2,410,756         1,495,483              854,421           870,023           624,332
AST - Janus Strategic Value                                     859,561            4,640                 -              238,471                 2                 -
AST - Kinetics Internet                                          86,741              818                 -               47,235                30                 -
AST - Lord Abbett Bond Debenture                              $ 830,933              $ -               $ -            $ 506,104               $ -               $ -
AST - Marsico Capital Growth                                  2,928,924        4,934,220         3,425,108            1,213,142         1,647,958           672,797
AST - MFS Global Equity                                         556,274          211,911                 -              381,698            98,988                 -
AST - MFS Growth                                              2,991,875          531,653            24,529              549,584            35,912                79
AST - MFS Growth with Income                                    565,685          414,502            13,396              122,261           136,553                 1
AST - Money Market                                           47,524,995       14,223,991        15,895,204           40,613,871        31,721,428        11,537,061
AST - Neuberger & Berman Mid-Cap Growth                       3,368,070        3,132,932           407,544            1,496,630         1,637,351            67,778
AST - Neuberger & Berman Mid-Cap Value                        3,694,209        1,664,819           512,080            1,556,942           564,006           269,759
AST - PBHG Small-Cap Growth                                     614,988        2,166,588         1,651,103              462,218           885,829           398,426
AST - Pimco Limited Maturity Bond                             1,488,597          945,646         1,225,482              584,307         1,364,305           281,920
AST - Pimco Total Return Bond                                 9,315,784        2,969,997         1,691,221            6,246,984         4,073,390           826,933
AST - Sanford Bernstein Core Value                              280,269                -                 -               53,376                 -                 -
AST - Sanford Bernstein Managed Index 500                     4,287,204        2,509,361         1,778,398            3,057,462         1,672,915           153,939
AST - Scudder Japan                                             723,233                -                 -              724,938           142,515                 -
AST - Strong International Equity                            11,743,490        1,553,956           764,643           10,983,207         7,503,375           605,337
AST - T. Rowe Price Asset Allocation                            466,251          359,155           281,025              328,967            79,700            54,648
AST - T. Rowe Price Global Bond                                 351,336           60,760            10,014              223,316             2,173            14,026
AST - T. Rowe Price Natural Resources                         1,301,765          247,084           328,317              995,247           152,748           290,585
Evergreen - VA Global Leaders                                   299,634          134,832                 -               56,382           115,361                 -
Evergreen - VA Omega                                                302                -                 -                    7                 -                 -
Evergreen - VA Special Equity                                   207,703          187,689                 -              121,653             2,143                 -
Invesco - VIF Dynamics                                          968,561        1,311,563            38,791              645,405           506,292            17,700
Invesco - VIF Financial Services                              2,919,370          898,423            20,610            2,392,548           171,182               360
Invesco - VIF Health Sciences                                 1,955,223        2,393,883           186,690            1,829,231           874,081           166,592
Invesco - VIF Technology                                      2,105,546        4,107,155           145,668            1,739,458         1,734,159             7,926
Invesco - VIF Telecommunications                              1,161,163        1,736,908            50,850              998,722           875,506               256
Montgomery Variable Emerging Markets                            447,897          472,426            65,473              304,185           300,503            25,032
ProFunds - VP Bear                                            1,008,132                -                 -              969,344                 -                 -
ProFunds - VP Bull Plus                                       1,441,068                -                 -            1,190,971                 -                 -
ProFunds - VP Europe 30                                         924,350                -                 -              851,091                 -                 -
ProFunds - VP OTC                                               845,466                -                 -              529,444                 -                 -
ProFunds - VP Ultra OTC                                         898,988                -                 -              127,334                 -                 -
ProFunds - VP Ultra Small-Cap                                   523,856                -                 -              362,258                 -                 -
Prudential - SP Jennison Int'l Growth                           428,756                -                 -              419,622                 -                 -
Rydex Nova                                                    $ 361,573         $ 66,083  -                           $ 159,559             $ 471               $ -
Rydex OTC                                                       435,234          139,938                 -              278,472            10,863                 -
Rydex Ursa                                                       60,438           73,099                 -               51,296            65,559                 -

                                                      -----------------------------------------------------    -----------------------------------------------------
                                                      -----------------------------------------------------    -----------------------------------------------------
                                                           $161,302,298      $88,202,066       $47,071,391         $118,515,863       $83,551,486       $20,942,591
                                                      =====================================================    =====================================================
                                                      =====================================================    =====================================================

           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
           VARIABLE ACCOUNT F
           NOTES TO FINANCIAL STATEMENTS (continued)

           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------

           9. FINANCIAL HIGHLIGHTS

                                                              # Of Units Outstanding        Units Fair Value         Net       Expense       Investment         Total
                                                              ----------------------        ----------------
           Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest      Assets       Ratio       Income Ratio*      Return*
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           American Skandia Trust (AST):
            AIM Balanced                                          173,589         126,271    $ 10.07    $ 13.81   $ 1,762,920      0.90%               2.15%   -12.76%
            Alger All-Cap Growth                                  504,660         187,561       4.59       7.00     2,810,547      0.90%                  -    -17.63%
            Alger Growth 1                                              -         226,412       9.19      10.17             -                          4.21%    9.66%
            Alger Mid-Cap Growth 2                                      -         164,903       8.96      10.30             -                          2.36%    11.59%
            Alliance Bernstein Growth & Value                       5,941               -       8.00      10.06        57,296      0.90%                  -     -5.29%
            Alliance Growth                                       191,686         135,616       7.84      16.36     2,059,305      0.90%                  -     -15.71%
            Alliance Growth & Income                              495,152         241,867      15.71      22.81     5,915,527      0.90%               0.71%    -1.63%
            American Century Income & Growth                      245,214         195,150      10.00      13.46     2,419,815      0.90%               0.66%    -9.50%
            American Century International Growth I               181,970          84,389      10.74      17.98     1,665,663      0.90%               0.36%   -28.12%
            American Century International Growth II 3                  -          17,445       5.94      12.28             -                          1.39%   -50.06%
            American Century Strategic Balanced                   111,255          53,296      11.38      14.07     1,238,380      0.90%               0.97%    -4.91%
            Cohen & Steers Real Estate                             54,527          42,949       9.20      10.71       621,869      0.90%               2.74%    1.66%
            DeAm Small-Cap Growth                                 189,501         136,357       5.69      11.85     1,614,390      0.90%                 -     -29.26%
            Federated Aggressive Growth                            12,299               -       5.28      10.06        87,628      0.90%               0.04%   -21.53%
            Federated High Yield Bond                             229,485         104,857       8.36      10.46     2,002,690      0.90%               8.63%    -1.02%
            Founders Passport                                     109,888          84,408       8.56      14.91       857,872      0.90%                 -     -33.00%
            Gabelli All-Cap Value                                 169,678           1,040       8.60      10.86     1,651,720      0.90%               0.01%    -3.31%
            Gabelli Small-Cap Value                               206,711          79,494      10.86      13.79     2,250,258      0.90%               0.37%    5.74%
            Goldman Sachs Small-Cap Value                         105,155          47,093      12.75      15.68     1,460,304      0.90%                 -      8.64%
            Invesco Equity Income                                 323,542         181,236      13.67      17.99     3,409,305      0.90%               1.63%    -9.65%
            JanCap Growth                                         789,386         687,544      19.36      38.54     7,427,372      0.90%                 -     -32.46%
            Janus Mid-Cap Growth                                  169,434          86,875       3.31       7.85       660,120      0.90%               0.07%   -40.87%
            Janus Overseas Growth                                 147,490         174,667       8.48      19.71     1,393,613      0.90%               5.63%   -24.43%
            Janus Strategic Value                                  65,513             475       7.98      10.43       601,214      0.90%               0.02%    -6.63%
            Kinetics Internet                                       4,382              78       7.40       8.73        36,212      0.90%                 -      3.15%
            Lord Abbett Bond Debenture                             30,650               -       9.85      10.62       316,140      0.90%              0.003%    1.85%
            Marsico Capital Growth                                579,189         438,963      11.53      18.26     6,370,617      0.90%                 -     -22.61%
            MFS Global Equity                                      39,130          20,345       7.75      10.41       351,890      0.90%                 -     -11.01%
            MFS Growth                                            301,177          46,822       6.70      10.79     2,428,272      0.90%              0.002%   -22.59%
            MFS Growth with Income                                 84,355          34,771     $ 7.63    $ 10.54     $ 732,659      0.90%               0.10%   -16.44%
            Money Market                                        1,552,467         968,500       1.00       1.00    17,639,291      0.90%               3.52%    2.57%
            Neuberger & Berman Mid-Cap Growth                     288,898         159,662      10.57      22.61     3,068,733      0.90%                 -     -26.65%
            Neuberger & Berman Mid-Cap Value                      297,772         131,349      13.08      16.62     3,668,869      0.90%               0.11%    -4.15%
            PBHG Small-Cap Growth                                 114,452         123,085      11.87      22.48     1,323,022      0.90%                 -      -7.55%
            Pimco Limited Maturity Bond                           125,474          50,998      10.65      11.39     1,508,819      0.90%               5.45%    6.73%
            Pimco Total Return Bond                               458,375         209,564      11.15      12.27     5,605,785      0.90%               3.71%    7.61%
            Sanford Bernstein Core Value                           23,487               -       8.74      10.33       236,310      0.90%                 -      0.92%
            Sanford Bernstein Managed Index 500                   303,597         192,685       9.47      12.91     3,225,785      0.90%               0.77%   -11.06%
            Scudder Japan                                             206               -       4.99       8.25         1,050      0.90%                 -     -37.90%
            Strong International Equity                           181,719         115,322      13.37      22.45     1,581,138      0.90%               0.15%   -23.65%
            T. Rowe Price Asset Allocation                         53,230          44,929      13.39      18.69       574,533      0.90%               2.91%    -5.89%
            T. Rowe Price Global Bond                              20,291           7,051       9.16      10.02       202,354      0.90%                 -      1.47%
            T. Rowe Price Natural Resources                        37,877          16,822      12.76      17.23       490,785      0.90%               0.81%    -0.46%
            Evergreen Funds:
            VA Global Leaders                                      32,452           5,715      10.30      14.57       292,044      0.90%               1.26%   -14.43%
            VA Omega                                                   31               -      10.00      17.42           287      0.90%                 -     -12.74%
            VA Special Equity                                      24,997          16,243       7.97      10.59       246,201      0.90%                 -      -9.17%
            INVESCO Variable Investment Funds:
            VIF Dynamics                                          120,339          86,185       9.40      19.23     1,058,779      0.90%                 -     -31.94%
            VIF Financial Services                                107,740          67,071      10.30      13.91     1,379,972      0.90%               0.37%   -10.93%
            VIF Health Sciences                                   163,762         153,071      14.84      20.24     2,096,533      0.90%               0.40%   -13.60%
            VIF Technology                                        260,665         212,197      10.74      32.11     1,697,970      0.90%                 -     -46.45%
            VIF Telecommunications                                122,739         102,595       4.52      14.53       602,596      0.90%                 -     -54.54%
            Montgomery Variable Series:
            Emerging Markets                                       46,253          28,445       5.57       8.64       364,483      0.90%                 -     -8.04%
            Profunds VP:
            VP Bear                                                 1,942               -      10.00      41.99        22,456      0.90%                 -     16.58%
            VP Bull Plus                                           32,604               -      10.00      30.99       244,112      0.90%                 -     -26.66%
            VP Europe 30                                            7,395               -      10.00      32.88        54,815      0.90%                 -     -27.45%
            VP OTC                                                 46,940               -    $ 10.00    $ 30.94     $ 271,282      0.90%                 -     -44.78%
            VP Ultra OTC                                          243,021               -       2.64      19.76       617,461      0.90%                 -     -79.15%
            VP Ultra Small-Cap                                     17,407               -      10.00      30.43       158,440      0.90%                 -      -9.53%
            Prudential Series Funds Inc:
            SP Jennison Int'l Growth                                    -               -       4.70      10.00             -      0.90%                 -     -38.39%
            Rydex Inc:
            Rydex Nova                                             25,824           7,309       6.79      14.67       176,346      0.90%              15.49%   -24.46%
            Rydex OTC                                              40,350          16,988      10.63      26.62       173,160      0.90%                 -    -35.93%
            Rydex Ursa                                              1,489             971       5.86       7.56        18,039      0.90%              13.76%    13.66%

           ---------------------------------------------------------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------------------------------------------------------

           Footnotes:
           ----------
           1 - Alger Gowth merged into MFS Growth as of 2/16/01.
           2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
           3 - American Century International Growth II merged into American Century International Growth on 9/24/01

           * Annualized

                                                    APPENDIX A
                      MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -
                                           CASH VALUE ACCUMULATION TEST
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              10.342889         10.342889        12.907301        12.907301        10.762146        10.762146
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              10.190317         10.190317        12.688989        12.688989        10.599529        10.599529
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2               9.889919          9.889919        12.319258        12.319258        10.287454        10.287454
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3               9.592070          9.592070        11.951280        11.951280         9.977856         9.977856
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4               9.298905          9.298905        11.588414        11.588414         9.673048         9.673048
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5               9.009218          9.009218        11.232252        11.232252         9.372522         9.372522
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6               8.722792          8.722792        10.881891        10.881891         9.075163         9.075163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7               8.440163          8.440163        10.537673        10.537673         8.782254         8.782254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8               8.161817          8.161817        10.199897        10.199897         8.494209         8.494209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9               7.889296          7.889296         9.869720         9.869720         8.212001         8.212001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10               7.623823          7.623823         9.547222         9.547222         7.936973         7.936973
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11               7.366338          7.366338         9.232460         9.232460         7.670163         7.670163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12               7.118866          7.118866         8.927638         8.927638         7.413309         7.413309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13               6.882900          6.882900         8.633085         8.633085         7.167689         7.167689
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14               6.659106          6.659106         8.348988         8.348988         6.934195         6.934195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15               6.447167          6.447167         8.075417         8.075417         6.712623         6.712623
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16               7.714038          6.246384         8.883289         7.811801         7.921276         6.501967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17               7.490087          6.067088         8.601262         7.562175         7.687332         6.311944
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18               7.274451          5.895022         8.327973         7.321069         7.461892         6.129616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19               7.065283          5.728835         8.063091         7.088069         7.243510         5.953228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20               6.861458          5.567128         7.806305         6.861967         7.030541         5.781887
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21               6.661653          5.408986         7.556813         6.642537         6.822445         5.614310
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22               6.464794          5.253425         7.314421         6.429210         6.617636         5.449947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23               6.270710          5.099656         7.078500         6.222172         6.416275         5.287891
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24               6.079284          4.947868         6.849350         6.021229         6.218176         5.128299
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25               5.890750          4.797861         6.626794         5.826195         6.023827         4.971113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26               5.705040          4.649678         6.410659         5.636893         5.832763         4.816305
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27               5.522898          4.504032         6.201109         5.453650         5.645711         4.664576
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28               5.344683          4.361348         5.997622         5.275991         5.462995         4.516156
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29               5.170680          4.221963         5.800329         5.103941         5.284868         4.371380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30               5.001105          4.086269         5.609297         4.937480         5.111516         4.230639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31               4.836116          3.954433         5.424047         4.776558         4.942867         4.093959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32               4.675997          3.826566         5.244630         4.620750         4.779217         3.961457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33               4.520775          3.702732         5.070836         4.470011         4.620597         3.833199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34               4.370595          3.583042         4.902664         4.324416         4.467161         3.709205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35               4.225394          3.467465         4.740074         4.183848         4.318842         3.589457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36               4.085086          3.356021         4.582997         4.048174         4.175553         3.473994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37               3.949567          3.248690         4.431647         3.917840         4.037186         3.362809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38               3.818941          3.145553         4.285998         3.792813         3.903851         3.256004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39               3.693040          3.046504         4.145845         3.673016         3.775375         3.153477
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40               3.571693          2.951476         4.010977         3.558241         3.651580         3.055167
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41               3.454900          2.860428         3.881415         3.448537         3.532470         2.960982
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42               3.342458          2.773184         3.756910         3.343648         3.417834         2.870806
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43               3.234168          2.689611         3.637120         3.243173         3.307466         2.784401
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44               3.129908          2.609564         3.521738         3.146753         3.201166         2.701638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45               3.029541          2.532930         3.410485         3.054066         3.098808         2.622372
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46               2.932983          2.459507         3.303261         2.964942         3.000319         2.546412
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47               2.840076          2.389067         3.199881         2.879156         2.905488         2.473497
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48               2.750661          2.321491         3.100233         2.796498         2.814220         2.403491
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49               2.664621          2.256653         3.004132         2.716869         2.726358         2.336319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50               2.581834          2.194449         2.911514         2.640204         2.641788         2.271832
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51               2.502245          2.134813         2.822298         2.566383         2.560470         2.209991
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52               2.425812          2.077736         2.736386         2.495279         2.482337         2.150759
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53               2.352495          2.023195         2.653757         2.426909         2.407368         2.094123
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54               2.282258          1.971184         2.574318         2.361224         2.335512         2.040066
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55               2.215003          1.921607         2.497845         2.298000         2.266657         1.988478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56               2.150641          1.874323         2.424204         2.237060         2.200707         1.939204
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57               2.089041          1.829175         2.353159         2.178160         2.137499         1.892074
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58               2.030020          1.786005         2.284466         2.121004         2.076846         1.846923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59               1.973499          1.744664         2.217941         2.065411         2.018656         1.803579
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60               1.919419          1.705054         2.153572         2.011322         1.962861         1.761947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61               1.867715          1.667166         2.091395         1.958834         1.909430         1.722035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62               1.818313          1.631023         2.031522         1.908128         1.858318         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63               1.771222          1.596648         1.974084         1.859457         1.809548         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64               1.726411          1.564046         1.919204         1.812975         1.763101         1.613050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65               1.683805          1.533171         1.866818         1.768643         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66               1.643300          1.503897         1.816773         1.726291         1.676876         1.549291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67               1.604764          1.476075         1.768841         1.685679         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68               1.568051          1.449538         1.722783         1.646485         1.598627         1.491460
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69               1.533054          1.424158         1.678405         1.608508         1.562129         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70               1.499720          1.399895         1.635655         1.571688         1.527284         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71               1.468047          1.376751         1.594581         1.536120         1.494089         1.413350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72               1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73               1.409834          1.334059         1.518005         1.469679         1.432868         1.367099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74               1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75               1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76               1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77               1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78               1.293201          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79               1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80               1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81               1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82               1.221386          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83               1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84               1.191790          1.174263         1.224858         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85               1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86               1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87               1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88               1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89               1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90               1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91               1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92               1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93               1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94               1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95               1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96               1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97               1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98               1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99               1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit under the Cash Value  Accumulation  Test is determined by treating the Account
Value as if it were a net single  premium.  We determine  the Minimum  Required  Death Benefit by  multiplying  the
Account  Value by factors  that are  determined  for your Policy as of the Policy Date.  These  factors vary by the attained Age,  gender  (where  permitted),  tobacco  usage class and risk class of each Insured.  The factors shown above are  applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available upon  request.  Factors for joint life cases depend upon a standard  insurance  industry  method used to derive the applicable factor for both Insureds.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX A
                      MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -
                                              GUIDELINE PREMIUM TEST
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                        Attained        Corridor         Attained         Corridor         Attained          Female
                          Age            Factors            Age            Factors            Age        No Tobacco Use
                                     ---------------- ---------------- ---------------- ---------------- ----------------
                     ---------------                  ---------------- ----------------
                           0              2.50              33              2.50              66              1.19
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           1              2.50              34              2.50              67              1.18
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           2              2.50              35              2.50              68              1.17
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           3              2.50              36              2.50              69              1.16
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           4              2.50              37              2.50              70              1.15
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           5              2.50              38              2.50              71              1.13
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           6              2.50              39              2.50              72              1.11
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           7              2.50              40              2.50              73              1.09
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           8              2.50              41              2.43              74              1.07
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           9              2.50              42              2.36              75              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           10             2.50              43              2.29              76              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           11             2.50              44              2.22              77              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           12             2.50              45              2.15              78              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           13             2.50              46              2.09              79              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           14             2.50              47              2.03              80              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           15             2.50              48              1.97              81              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           16             2.50              49              1.91              82              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           17             2.50              50              1.85              83              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           18             2.50              51              1.78              84              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           19             2.50              52              1.71              85              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           20             2.50              53              1.64              86              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           21             2.50              54              1.57              87              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           22             2.50              55              1.50              88              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           23             2.50              56              1.46              89              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           24             2.50              57              1.42              90              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           25             2.50              58              1.38              91              1.04
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           26             2.50              59              1.34              92              1.03
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           27             2.50              60              1.30              93              1.02
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           28             2.50              61              1.28              94              1.01
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           29             2.50              62              1.26              95              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           30             2.50              63              1.24              96              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           31             2.50              64              1.22              97              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           32             2.50              65              1.20              98              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                              99              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit  under the Guideline  Premium Test is determined by treating the Account Value as if it were a net single  premium.  We determine the Minimum  Required Death Benefit by  multiplying  the Account
Value by a corridor  factor.  The corridor  factors are based on the  Insured's age at the beginning of each Policy
Year.  The corridor  factors do not vary by gender,  tobacco usage class or risk class of the Insured.  Factors for joint life cases are based upon the age of the  younger  Insured,  regardless  of whether  the  younger  Insured is alive.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX B
                               GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                        (Per $1,000 of Net Amount at Risk)
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
We base the guaranteed maximum cost of insurance charges on the sex distinct 1980  Commissioners  Standard Ordinary
Ultimate  Mortality  Smoker/Non-Smoker  Table,  age last birthday  unless unisex charges  apply.  If unisex charges apply,  a unisex  variation  of that table is used.  The  amounts  shown are per $1,000 of Net Amount at Risk.  The guaranteed  maximum cost of insurance  charge  depends on the tobacco  usage class and risk class of each  Insured.
The charges shown above are  applicable for Insureds in the preferred  risk class.  The guaranteed  maximum cost of insurance  charges for other risk classes are available  upon  request.  Charges for  substandard  risk classes are based on a multiple of the table  rates.  Cost of  insurance  charges for joint life cases are  determined  using a standard  insurance  industry method used to derive the applicable charge based on the applicable cost of insurance charge for both Insureds.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX C
                                      CURRENT MONTHLY COST OF INSURANCE RATES
                                        (per $1,000 of Net Amount at Risk)

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.05100          0.08634           0.02417          0.03750          0.04684          0.07901
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.05117          0.08684           0.02417          0.04087          0.04700          0.07994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.05134          0.08734           0.02417          0.04427          0.04717          0.08088
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.05150          0.08784           0.02417          0.04771          0.04734          0.08182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.05167          0.08834           0.02417          0.05119          0.04750          0.08277
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.05217          0.08917           0.02433          0.05491          0.04800          0.08403
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.05267          0.09001           0.02450          0.05869          0.04850          0.08531
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.05317          0.09084           0.02467          0.06253          0.04900          0.08659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.05367          0.09168           0.02483          0.06643          0.04950          0.08789
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.05417          0.09251           0.02500          0.07039          0.05000          0.08919
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.05467          0.09351           0.02600          0.07255          0.05050          0.09037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.05517          0.09451           0.02700          0.07580          0.05100          0.09170
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.05567          0.09551           0.02800          0.08002          0.05150          0.09319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.05617          0.09651           0.02900          0.08472          0.05200          0.09474
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.05667          0.09751           0.03000          0.08971          0.05250          0.09640
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.06017          0.10718           0.03250          0.09619          0.05584          0.10553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.06367          0.11685           0.03500          0.10338          0.05917          0.11483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.06717          0.12652           0.03750          0.11115          0.06250          0.12421
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.07067          0.13619           0.04000          0.11910          0.06584          0.13363
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.07417          0.14585           0.04250          0.12814          0.06917          0.14319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.08051          0.16619           0.04700          0.13789          0.07534          0.16194
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.08684          0.18653           0.05150          0.14843          0.08151          0.18082
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.09318          0.20688           0.05600          0.16048          0.08767          0.19992
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.09951          0.22722           0.06050          0.17461          0.09384          0.21933
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.10584          0.24756           0.06500          0.19182          0.10001          0.23920
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.11568          0.27458           0.07101          0.21178          0.10918          0.26516
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.12552          0.30159           0.07701          0.23371          0.11835          0.29141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.13535          0.32861           0.08301          0.25676          0.12752          0.31783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.14519          0.35563           0.08901          0.27930          0.13669          0.34418
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.15502          0.38265           0.09501          0.29938          0.14585          0.37016
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.17036          0.41984           0.10418          0.31666          0.16036          0.40436
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.18570          0.45704           0.11335          0.33353          0.17486          0.43851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.20104          0.49424           0.12252          0.35116          0.18937          0.47278
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.21638          0.53145           0.13168          0.36982          0.20387          0.50721
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.23172          0.56866           0.14085          0.39220          0.21838          0.54219
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.25140          0.60837           0.15019          0.41878          0.23656          0.57993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.27107          0.64809           0.15953          0.44870          0.25473          0.61818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.29075          0.69575           0.16886          0.48228          0.27291          0.66373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            0.31043          0.75966           0.17820          0.52028          0.29108          0.72376
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            0.33011          0.82741           0.18754          0.56414          0.30926          0.78792
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            0.35880          0.90104           0.20404          0.61409          0.33611          0.85800
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            0.38748          0.98237           0.22055          0.67013          0.36297          0.93553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            0.41617          1.06990           0.23706          0.72843          0.38982          1.01868
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            0.44486          1.15596           0.25356          0.78251          0.41667          1.09994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            0.47356          1.22896           0.27007          0.82852          0.44353          1.16890
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            0.53712          1.28389           0.30776          0.86689          0.50309          1.22134
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            0.60069          1.32720           0.34545          0.89860          0.56265          1.26291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            0.66427          1.37959           0.38315          0.92777          0.62222          1.31182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            0.72786          1.46845           0.42084          0.95396          0.68180          1.39127
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            0.79146          1.61383           0.45854          0.97549          0.74138          1.51808
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            0.92018          1.82380           0.53595          0.99425          0.86241          1.69937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            1.04893          2.08994           0.61338          1.01042          0.98347          1.92801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            1.17772          2.38466           0.69081          1.03038          1.10455          2.18152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            1.30654          2.67450           0.76826          1.08284          1.22567          2.43575
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            1.43539          2.93053           0.84571          1.18724          1.34681          2.66904
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            1.71862          3.14075           1.10171          1.44041          1.62597          2.88570
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            2.00200          3.32730           1.35784          1.69370          1.90529          3.08226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            2.28555          3.53886           1.61410          1.94712          2.18476          3.30010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            2.56925          3.84085           1.87049          2.20067          2.46439          3.59483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            2.85312          4.30482           2.12701          2.45434          2.74418          4.02724
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            3.37418          4.98954           2.50727          2.90911          3.24416          4.67747
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            3.89578          5.89139           2.88782          3.36428          3.74464          5.51233
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            4.41793          6.91487           3.26865          3.81987          4.24562          6.45062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            4.94062          7.94916           3.64977          4.27587          4.74710          7.39816
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            5.46386          8.97971           4.03119          4.73229          5.24908          8.34260
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            6.12225          10.10167          4.57736          5.16454          5.89049          9.36110
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            6.78151          11.46630          5.12412          5.59715          6.53273         10.58593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            7.44164          13.13249          5.67148          6.03014          7.17579         12.06713
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            8.10262          15.00829          6.21944          6.94127          7.81967         13.79823
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            8.76448          16.99242          6.76800          8.80147          8.46438         15.76378
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            9.46270          19.01479          7.39512         11.00033          9.15200         17.81262
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92           10.16189          21.12966          8.02302         13.32007          9.84056         19.95822
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93           10.86205          23.38870          8.65171         15.59701         10.53006         22.21995
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94           11.56318          25.75114          9.28118         17.94584         11.22050         24.58035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95           12.26528          28.62037          9.91144         20.78254         11.91189         27.44470
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96           12.89876          33.24996         10.51321         25.06673         12.54048         32.02248
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97           13.53303          42.99453         11.11570         33.64905         13.16986         41.59270
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98           14.16810          53.37136         11.71891         43.33980         13.80001         51.86662
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99           14.80396          65.42885         12.32284         55.71934         14.43096         63.97242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
The amounts  shown above are current rates per $1,000 of Net Amount at Risk as of the date of this  Prospectus.  To determine  the current  monthly  cost of  insurance  charge we multiply  these rates by the Net Amount at Risk.  To that  product,  we add the current cost of insurance  fee. The charges shown above are  applicable  for Insureds in the preferred risk class.  The current monthly cost of insurance  charges for other risk classes are available upon request.  Cost of insurance charges for joint life cases are determined using a standard  insurance industry method used to derive the applicable  charge based on the applicable cost of insurance  charge for both Insureds.  Current monthly cost of insurance rates for specific proposed joint Insureds are also available on request.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX D
                    DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

We determine  the current  monthly cost of insurance  rate,  the  currently  monthly cost of insurance  fee and any underwriting factor as follows:

         1.     Current monthly cost of insurance rate:  The rate depends on a number of factors, as follows.

           a.   For Policies with One Insured:  The rates depend on the tobacco usage class and risk class of the
Insured(s), the Age and, where permissible, gender of the Insured.

           b.   For Policies with Two Insureds:  The rates depend on the individual current monthly cost of insurance rates for each Insured.

         2.     Current monthly cost of insurance fee: The cost of insurance fee is calculated using a
"constant", currently $12.00.

         3.     Underwriting factor: We reserve the right to multiply the current cost of insurance rate by an underwriting factor.  The underwriting factor for Policies that are fully underwritten would be one, which results in no change to the rate.

The following is an example of how we calculate the monthly cost of insurance deduction.  Assume for this example that:  (1) the Policy is issued using Death Benefit Option I with a Specified Amount of $80,000; (2) on the applicable Monthly Processing Day, the Death Benefit equals the Specified Amount; (3) the then current Account
Value is $10,000; (4) there is one male Insured, who is currently Age 55 (gender specific cost of insurance rates are used); and (5) the Insured is in the "no tobacco usage" class and is in the preferred risk class.

         (a)    We look up the current monthly cost of insurance rate for the Insured.  As of the date of this
Prospectus, the current monthly cost of insurance rate for a 55 year old male nonsmoker Insured is  $.23172 per thousand of Net Amount at Risk.

         (b)    If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

         (c)    We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*.  The result is 16.16.

         (d)    We add the current "constant" of $12.00 to (c), resulting in $28.16.

         (e)    We look up the contractually guaranteed maximum monthly cost of insurance charge for the
Insured.  In this case, we look up the charge for a 55 year old male in the "no tobacco usage" class and the preferred risk class.  That charge is .68759 per $1,000 Net Amount at Risk.

         (f)    We multiply the rate shown in (e) times the Net Amount at Risk*.  The result is $47.95.

         (g)    We compare the result in (d) and (f).  The lower of the two amounts is the current monthly cost of insurance for the Insured.  In this example, the current cost of insurance is, therefore, $28.16.

*     We determine the Net Amount at Risk for purposes of determining cost of insurance charges by subtracting the Account Value from the Death Benefit discounted to the beginning of the Policy Month at the rate of 4% per year.  In this example, the Amount at Risk is $69,739.

                                                    APPENDIX E
                         MAXIMUM ANNUAL ASSESSABLE PREMIUMS PER $1,000 OF SPECIFIED AMOUNT

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0             12.74             N/A              10.94             N/A             12.38             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1             12.84             N/A              11.08             N/A             12.50             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2             13.21             N/A              11.40             N/A             12.85             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3             13.59             N/A              11.74             N/A             13.22             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4             13.99             N/A              12.09             N/A             13.61             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5             14.41             N/A              12.46             N/A             14.02             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6             14.86             N/A              12.85             N/A             14.46             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7             15.33             N/A              13.25             N/A             14.92             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8             15.83             N/A              13.68             N/A             15.40             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9             16.36             N/A              14.13             N/A             15.92             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10             16.91             N/A              14.59             N/A             16.45             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11             17.48             N/A              15.08             N/A             17.01             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12             18.08             N/A              15.58             N/A             17.58             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13             18.68             N/A              16.10             N/A             18.16             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14             19.28             N/A              16.64             N/A             18.75             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15             19.88             N/A              17.19             N/A             19.34             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            20.66             17.75            20.19            19.94            20.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            21.28             18.33            20.86            20.55            21.28
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            21.91             18.94            21.55            21.17            21.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            22.57             19.56            22.26            21.81            22.57
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            23.25             20.21            23.00            22.47            23.25
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            23.96             20.87            23.76            23.15            23.96
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            24.70             21.57            24.55            23.87            24.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            25.49             22.29            25.37            24.61            25.49
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            26.32             23.03            26.22            25.40            26.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            27.20             23.81            27.10            26.21            27.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            28.14             24.62            28.02            27.07            28.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            29.12             25.45            28.96            27.97            29.12
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            30.17             26.32            29.94            28.91            30.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            31.27             27.21            30.96            29.88            31.27
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            32.43             28.14            32.01            30.90            32.43
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            33.66             29.11            33.10            31.96            33.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            34.95             30.11            34.22            33.06            34.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            36.31             31.15            35.39            34.20            36.31
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            37.74             32.23            36.60            35.39            37.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            39.25             33.34            37.84            36.61            39.25
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            40.84             34.50            39.14            37.88            40.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            42.51             35.69            40.47            39.20            42.51
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            44.26             36.92            41.83            40.55            44.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            46.11             38.18            43.23            41.95            46.11
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            48.05             39.49            44.67            43.40            48.05
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            50.09             40.83            46.13            44.89            50.09
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            52.24             42.20            47.62            46.42            52.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            54.50             43.62            49.15            48.00            54.50
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            56.89             45.07            50.70            49.63            56.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            59.40             46.57            52.29            51.32            59.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            62.05             48.12            53.93            53.05            62.05
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            64.85             49.71            55.60            54.83            64.85
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            67.81             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            70.95             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39                  81.21       60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66                  83.69       62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99                  86.22       64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38                  88.80       66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84                  91.45       68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38                  94.16       70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00                  96.97       72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70                  99.88       75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50                 102.91       77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40                 106.03       80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38                 109.25       82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46                 109.51       85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63                 115.93       88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90                 119.40       91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30                 122.98       94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85                 126.72       97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60                 130.67      100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55                 134.87      103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74                 139.33      107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16                 144.06      111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80                 149.01      115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63                 154.15      119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64                 156.53      124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86                 156.00      128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50                 155.48      133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62                 155.07      139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95                 154.86      143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53                 154.81      142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
The Maximum Annual  Assessable  Premium depends on the Age,  tobacco usage class,  risk class and, where permitted, gender of the Insured.  The amounts  shown above are  applicable  for  Insureds in the  preferred  risk class.  The
Maximum  Annual  Assessable  Premium for  Insureds in a  substandard  risk class are higher than for  Insureds in a preferred risk class.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX F
                              HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments made to the Insured under the accelerated death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female, age
45 as of the Policy Date.  The second  hypothetical  illustration  assumes the Insured is a male,  age 65 as of the
Policy Date.  The following other assumptions apply to both hypothetical illustrations:

1.    Premiums  of $5,000 per year were paid as of the first day of each Policy  Year,  and the premium tax charged on each Premium was 1.75%.  DAC tax also was charged in relation to each Premium.

         2.       Each  Policy  was  issued  in the no  tobacco  usage  class and  preferred  risk  class.  Cost of insurance  rates differ by gender and there is no change to the current  cost of insurance  rates during the period covered by the example.

         3.       The Death Benefit Option in effect throughout the life of the Policy is Option I.

         4.       The Specified Amount is $100,000 and has remained constant since the Policy Date.

         5.       The provision is exercised as of the day preceding the 10th Policy Anniversary.

         6.       The  investment  options in which  Account  Value was  allocated  have grown on a constant  basis since the Policy Date at an annualized rate of 8% per year.

         7.       There have been no loans or loan repayments and no amounts have been withdrawn.

         8.       50% of  the  maximum  available  amount  is  taken  pursuant  to the  accelerated  death  benefit provision.

9.    The 12-month  interest rate discount used in the calculation of the benefit assumes  interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $62,103                   $54,697
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $61,638                   $54,197
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $55,474                   $48,777
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $155,517                  $74,430
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $59,267                   $52,795
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $155,517                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $77,759                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,879                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,679                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $46,577                   $41,023
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $46,229                   $40,648
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $41,606                   $36,583
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $116,637                  $55,822
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $44,450                   $39,596
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                               APPENDIX G - SALE OF POLICIES TO NEW JERSEY RESIDENTS

-------------------------------------------------------------------------------------------------------------------
The State of New Jersey  requires that certain  provisions of the Policy be modified in accordance  with state law.
Below is a  description  of  certain  policy  provisions  that are  modified  when the Policy is sold to New Jersey residents.
-------------------------------------------------------------------------------------------------------------------

DEFINITIONS
The definition of Cash Value is the Account Value less any contingent deferred sales charge and less any Debt.

BENEFITS AT THE INSURED'S DEATH [Paragraph 2]
The Death  Proceeds will include any monthly  amount  deducted  during the period between the date of death and the date Death Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS [Paragraph 21]

1.    To qualify for Cash Value  Credits  based on the Policy  Cash Value,  the Cash Value must equal or exceed the
     Premiums you have paid as of the Policy Anniversary date you qualify, plus $125,000.

2.    If you  surrender  your  Policy or the Death  Benefit  becomes  payable  and, on the date that we process the surrender or calculate the Death Proceeds,  your Cash Value equals or exceeds the Cash Value Trigger,  we will add a pro rata  portion of the  amount  that would  have been  payable  as a Cash  Value  Credit  based on the portion of the Policy Year that has elapsed.

For example,  assume you have made Premium  payments  equal to $50,000 and your Account Value is $190,000.  Further assume  that you decide to  surrender  the Policy in Policy Year 6 when the  Contingent  Deferred  Sales  Charge is equal to 4%, that all premiums  paid have been  Assessable  Premiums,  and there is no Debt.  The Cash Value of the
Policy would be $188,000  ($190,000  minus $2,000 for the Contingent  Deferred Sales Charge).  Since the Cash Value
of the Policy is greater than Premium plus  $125,000,  the Policy would  qualify for a pro rata portion of the Cash
Value Credit.  Assuming the Policy was  surrendered  exactly in the middle of Policy Year 6, on surrender your Cash
Value would be increased by the pro rata portion (1/2) of 0.50% multiplied by the Cash Value of the Policy.

KEEPING THE POLICY IN FORCE [Paragraph 64]
The guaranteed continuation provision described in Paragraph 64 and elsewhere in the Prospectus does not apply.

LOANS [Paragraph 71]
The minimum amount you may borrow from the Policy is $500.00.

PARTIAL WITHDRAWALS [Paragraph 81]
The minimum Partial Withdrawal you may make from the Policy is $500.00.

MEDICALLY-RELATED WAIVER
The  Medically-Related  Waiver  provision  described in Paragraphs  90-93 and elsewhere in the Prospectus  does not apply.

                                      THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                      THIS PAGE IS INTENTIONALLY LEFT BLANK.

Issued by:                                                                                                    Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                MAILING ADDRESSES:

                                    AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
                                                   P.O. Box 7040
                                             Bridgeport, CT 06601-7040

                                                   EXPRESS MAIL:
                                    AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
                                                One Corporate Drive
                                                 Shelton, CT 06484

Champion IIB
                                                    PART II - OTHER INFORMATION

                                                 CONTENTS OF REGISTRATION STATEMENT

         This registration statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 96 pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:

         Legal Counsel Consent      FILED HEREWITH

         Ernst & Young LLP          FILED HEREWITH

         Corporate Actuary Consent  FILED HEREWITH

         The following exhibits which correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration
                                            Statement No. 33-87010 on April 24, 1998.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Flexible Premium Variable Life Insurance Policy
                                    (a)     Single Life Version filed via EDGAR with Initial Registration Statement No. 333-95959, filed
                                            February 2, 2000.
                                    (b)     Last Survivor Version filed via EDGAR with Initial Registration Statement No. 333-95959, filed
                                            February 2, 2000.
                                    (c)     Endorsement-Accelerated Death Benefit filed via EDGAR with Initial Registration Statement No.
                                            333-95959, filed February 2, 2000.
                                    (d)     Endorsement-Guaranteed Continuation Provision filed via EDGAR with Initial Registration
                                            Statement No. 333-95959, filed February 2, 2000.
                                    (e)     Endorsement-Medically-Related Waiver filed via EDGAR with Initial Registration Statement No.
                                            333-95959, filed February 2, 2000.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance Corporation, incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No.
                                    33-87010, filed VIA EDGAR on March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

(10)     Form of Application for Flexible Premium Variable Life Insurance Policy.

                           (11)     Memorandum describing transfer and redemption procedures filed via EDGAR with Initial Registration Statement
                                    No. 333-95959, filed on February 2, 2000.

                           (12)     Hypothetical Illustrations of Death Benefits, Account Values and Cash Values.
                                    FILED HEREWITH

2.       Opinion and Consent of Counsel                       FILED HEREWITH

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or 1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary            FILED HEREWITH

         8.       Opinion and Consent of Ernst & Young LLP             FILED HEREWITH

9.       Power of  Attorney
a)       Directors,  Lincoln R. Collins and Thomas M.  Mazzaferro,  incorporated by reference to  Post-Effective  Amendment No. 1 to
                  Registration Statement No. 333-53596, filed via EDGAR January 18, 2001.
b)       President and Chief  Executive  Officer,  Wade A. Dokken,  incorporated by reference to  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 333-38119, filed via EDGAR July 25, 2001.
c)       Director  Robert G. Whitcher  incorporated  by reference to  Pre-Effective  Amendment No. 1 to  Registration  Statement No.
                  333-68714, filed via EDGAR November 9, 2001.

                                                    UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                              RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the "Corporation")
provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.                 Proceedings Other Than by or in the Right of the Corporation.
                           ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the Corporation, the
Corporation shall only indemnify such person after the court shall have determined, on application as provided in Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the
Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following:  (1) The Board of Directors of the
Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2)
independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated.  Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                   REPRESENTATION AND UNDERTAKING

The Registrant and the Company hereby make the following representations and undertakings:

(a)    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant
and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus.  The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b)    The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies.  The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph (b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and
Exchange Commission (the "Commission") on request. (Paragraph (b)(13)(iii)(F)(3).

(c)    The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation. (Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d)    The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under
Rule 12b-1 to finance distribution expenses. (Paragraph (b)(13)(iii)(F)(4)(ii)(B)(2).

(e)    Pursuant to Rule 26(e) under the Act, the Company hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this  registration  statement to be signed on its behalf by the undersigned,  thereunto duly  authorized,  and its seal to be hereunto affixed and attested, all in the City of Shelton, State of Connecticut, on 26th  day of April, 2002.

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT F
                                                     (Registrant)

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Depositor)

By: /s/ Lincoln R. Collins                                 Attest: /s/ Kathleen A. Chapman
    ---------------------------------------                           ---------------------------------------
     Lincoln R. Collins, Senior Vice President                         Kathleen A. Chapman, Corporate Secretary
      and Chief Operating Officer

Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                     Title                              Date
              ---------                                     -----                              ----
                                                (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 26, 2002
          ----------------
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

     /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    April 26, 2002
          Carl A. Cavaliere               and Business Controller

    /s/ Thomas M. Mazzaferro              Executive Vice President,                         April 26, 2002
         Thomas M. Mazzaferro             Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.